            As filed with the Securities and Exchange
                 Commission on October 29, 1999

                                         File Nos. 2-79807
                                                   811-3586

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
              Post-Effective Amendment No. 38             X
                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940

                   Amendment No. 36                       X

                    ALLIANCE MUNICIPAL TRUST
       (Exact Name of Registrant as Specified in Charter)
    1345 Avenue of the Americas, New York, New York     10105
      (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, including Area Code:(800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York 10105
             (Name and address of agent for service)

                  Copies of communications to:
                    Thomas G. MacDonald, Esq.
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (Check appropriate line)

      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)

The Portfolios' have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of a current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:    c/o Alliance Fund Services, Inc.
            P.O. Box 1520, Secaucus, New Jersey 07096

By phone:   For Information and Literature:
            (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

In person:  at the Securities and Exchange Commission's Public
            Reference Room in Washington, D.C.

By phone:   (202) 942-8090 (for information on the operation of the public reference room only)

By mail:    Public Reference Section
            Securities and Exchange Commission
            Washington, DC 20549-0102
            (duplicating fee required)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

--------------------------------------------------------------------------------

Table of Contents
-----------------

RISK/RETURN SUMMARY..........................................................  2
FEES AND EXPENSES OF THE PORTFOLIOS..........................................  6
OTHER INFORMATION ABOUT THE PORTFOLIOS'
OBJECTIVES, STRATEGIES, AND RISKS............................................  6
   Investment Objectives and Strategies......................................  6
   General Portfolio.........................................................  7
   New York Portfolio........................................................  7
   California Portfolio......................................................  7
   Connecticut Portfolio.....................................................  7
   New Jersey Portfolio......................................................  7
   Virginia Portfolio........................................................  7
   Florida Portfolio.........................................................  7
   Massachusetts Portfolio...................................................  7
   Risk Considerations.......................................................  8
MANAGEMENT OF THE PORTFOLIOS................................................. 10
PURCHASE AND SALE OF SHARES.................................................. 11
   How The Portfolios Value Their Shares..................................... 11
   How To Buy Shares......................................................... 11
   How To Sell Shares........................................................ 11
   Other..................................................................... 12
DIVIDENDS, DISTRIBUTIONS, AND TAXES.......................................... 12
DISTRIBUTION ARRANGEMENTS.................................................... 13
GENERAL INFORMATION.......................................................... 13
FINANCIAL HIGHLIGHTS......................................................... 14

--------------------------------------------------------------------------------
                                                               File No. 811-3586



--------------------------------------------------------------------------------

Alliance
Municipal
Trust

o  General Portfolio
o  New York Portfolio
o  California Portfolio
o  Connecticut Portfolio
o  New Jersey Portfolio
o  Virginia Portfolio
o  Florida Portfolio
o  Massachusetts Portfolio


Prospectus
November 1, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

      This Prospectus describes the eight Portfolios of the Alliance Municipal Trust. The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in each Portfolio, after this summary.

      Objectives: The investment objectives of each Portfolio are safety of principal, liquidity, and, to the extent consistent with these objectives, maximum current income exempt from income taxation to the extent described in this Prospectus.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality municipal securities. The General Portfolio is diversified. The remaining Portfolios are non-diversified and only offered to residents of the named states.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Port folios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

      Diversification Risk. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for one, five, and 10 years (or over the life of the Portfolio if less than 10 years old); and

      o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 221-9513 or your financial intermediary.

General Portfolio

                                PERFORMANCE TABLE

                                   1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                                   2.67%       2.62%      3.28%
--------------------------------------------------------------------------------

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             5.91%
                               90             5.32%
                               91             4.01%
                               92             2.66%
                               93             1.83%
                               94             2.17%
                               95             3.11%
                               96             2.29%
                               97             2.90%
                               98             2.67%

      During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.40% (quarter ending March 31, 1994).

New York Portfolio

                               PERFORMANCE TABLE

                                   1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                                   2.48%       2.66%      3.26%
--------------------------------------------------------------------------------

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             5.91%
                               90             5.32%
                               91             3.79%
                               92             2.62%
                               93             1.74%
                               94             2.15%
                               95             3.10%
                               96             2.70%
                               97             2.86%
                               98             2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.44% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.41% (quarter ending March 31, 1994).

California Portfolio

                                PERFORMANCE TABLE

                                   1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                                   2.48%       2.65%      3.19%
--------------------------------------------------------------------------------

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             5.62%
                               90             4.91%
                               91             3.79%
                               92             2.54%
                               93             1.84%
                               94             2.15%
                               95             3.06%
                               96             2.75%
                               97             2.80%
                               98             2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.42% (quarter ending March 31, 1994).

Connecticut Portfolio

                                PERFORMANCE TABLE

                                                              Since
                                   1 Year      5 Year     Inception*
--------------------------------------------------------------------------------
                                   2.48%       2.64%           2.97%
--------------------------------------------------------------------------------

*  Inception date: 1/5/90.

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             n/a
                               90             n/a
                               91             3.84%
                               92             2.55%
                               93             1.76%
                               94             2.10%
                               95             3.05%
                               96             2.74%
                               97             2.84%
                               98             2.48%

      During the period shown in the bar chart, the highest return for a quarter was 1.00% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.38% (quarter ending March 31, 1994).

New Jersey Portfolio

                                PERFORMANCE TABLE

                                                         Since
                                          1 Year     Inception*
--------------------------------------------------------------------------------
                                          2.44%           2.70%
--------------------------------------------------------------------------------

*  Inception date: 2/7/94.

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             n/a
                               90             n/a
                               91             n/a
                               92             n/a
                               93             n/a
                               94             n/a
                               95             3.13%
                               96             2.69%
                               97             2.78%
                               98             2.44%

      During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1995) and the lowest return for a quarter was
 .58% (quarter ending December 31, 1998).

Virginia Portfolio

                                PERFORMANCE TABLE

                                                         Since
                                          1 Year     Inception*
--------------------------------------------------------------------------------
                                          2.60%           2.94%
--------------------------------------------------------------------------------

*  Inception date: 10/25/94.

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             n/a
                               90             n/a
                               91             n/a
                               92             n/a
                               93             n/a
                               94             n/a
                               95             3.35%
                               96             2.77%
                               97             2.98%
                               98             2.60%

      During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ending June 30, 1995) and the lowest return for a quarter was 0.60% (quarter ending December 31, 1998).

Florida Portfolio

                                PERFORMANCE TABLE

                                                         Since
                                          1 Year     Inception*
--------------------------------------------------------------------------------
                                          2.62%           2.98%
--------------------------------------------------------------------------------

*  Inception date: 7/28/95.

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             n/a
                               90             n/a
                               91             n/a
                               92             n/a
                               93             n/a
                               94             n/a
                               95             n/a
                               96             2.98%
                               97             3.05%
                               98             2.62%

      During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ending June 30, 1997) and the lowest return for a quarter was 0.61% (quarter ending December 31, 1998).

Massachusetts Portfolio

                                PERFORMANCE TABLE

                                                         Since
                                          1 Year     Inception*
--------------------------------------------------------------------------------
                                          2.53%         2.80%
--------------------------------------------------------------------------------

*  Inception date: 4/17/97.

                                    BAR CHART

                                [GRAPHIC OMITTED]

                [The following table was depicted as a bar chart]

                         Calendar Year End
                         -----------------

                               89             n/a
                               90             n/a
                               91             n/a
                               92             n/a
                               93             n/a
                               94             n/a
                               95             n/a
                               96             n/a
                               97             n/a
                               98             2.53%

      During the period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ending June 30, 1998) and the lowest return for a quarter was
 .59% (quarter ending December 31, 1998).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                          ANNUAL PORTFOLIO OPERATING EXPENSES

                                          GEN      NY       CA       CT       NJ       VA       FL       MA
                                        -------  -------  -------  -------  -------  -------  -------  -------
Management Fees.......................    .50%     .50%     .50%     .50%     .50%     .50%     .50%     .50%
Distribution (12b-1) Fees.............    .25%     .25%     .25%     .25%     .25%     .25%     .25%     .25%
Other Expenses........................    .25%     .29%     .25%     .32%     .34%     .32%     .33%     .72%
                                         ----     ----     ----      ---      ----     ----     ----     ----
Total Portfolio Operating Expenses....   1.00%    1.04%    1.00%    1.07%    1.09%     1.07%    1.08%     1.47%
Expense Reimbursement*................  (0.00)%   (.04)%  (0.00)%   (.07)%   (.09)%    (.07)%   (.08)%    (.47)%
                                         ----     ----     ----     ----     ----      ----     ----      ----
Net Expenses..........................   1.00%    1.00%    1.00%    1.00%    1.00%     1.00%    1.00%     1.00%

EXAMPLES*

      The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                         GEN       NY       CA       CT       NJ       VA       FL       MA
                        ------   ------   ------   ------   ------   ------   ------   ------
1 Year...............   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102
3 Years..............   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318
5 Years..............   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552
10 Years.............   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225

----------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of each Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolios' Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

Investment Objectives and Strategies

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolios must maintain an average weighted maturity that does not exceed 90 days.

      Each Portfolio pursues its objectives by investing in high-quality municipal securities and normally will invest not less than 80% of its total assets in these securities. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax not state personal income or other state tax.

      Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

General Portfolio

      The General Portfolio seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

New York Portfolio

      The New York Portfolio seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions.

California Portfolio

      The California Portfolio seeks maximum current income exempt from Federal and California state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions.

Connecticut Portfolio

      The Connecticut Portfolio seeks maximum current income exempt from Federal and Connecticut state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of Connecticut or its political subdivisions.

New Jersey Portfolio

      The New Jersey Portfolio seeks maximum current income exempt from Federal and New Jersey state personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income tax (which includes New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities).

Virginia Portfolio

      The Virginia Portfolio seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

Florida Portfolio

      The Florida Portfolio seeks maximum current income exempt from Federal and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

Massachusetts Portfolio

      The Massachusetts Portfolio seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. The Portfolio also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Municipal Securities. The Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      Each Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      Each Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Money Market Securities. The Portfolios' investments of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

Risk Considerations

      The Portfolios' principal risks are interest rate risk, credit risk and municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      The quality and liquidity of certain of the Portfolios' investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolios may invest up to 10% of their net assets in illiquid securities, including for the Massachusetts Portfolio, illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

      Year 2000: Many computer systems and applications that process transactions use two-digit date fields for the year of a transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and inoperability at or after the year 2000. The Portfolios and their major service providers, including Alliance, utilize a number of computer systems and applications that have been either developed internally or licensed from third-party suppliers. In addition, the Portfolios and their major service providers, including Alliance, are dependent on third-party suppliers for certain systems applications and for electronic receipt of information critical to their business. Should any of the computer systems employed by the Portfolios or their major service providers, including Alliance, fail to process Year 2000 related information properly, that could have a significant negative impact on the Portfolios' operations and the services that are provided to the Portfolios' shareholders. To the extent that the operations of issuers of securities held by the Portfolio are impaired by the Year 2000 problem, the value of the Portfolios' shares may be materially affected. In addition, for the Portfolios' investments in foreign markets, it is possible that foreign companies and markets will not be as prepared for Year 2000 as domestic companies and markets.

      The Year 2000 issue is a high priority for the Portfolios and Alliance. During 1997, Alliance began a formal Year 2000 initiative which established a structured and coordinated process to deal with the Year 2000 issue. As part of its initiative, Alliance established a Year 2000 project office to manage the Year 2000 initiative, focusing on both information technology and non-information technology systems. The Year 2000 project office meets periodically with the audit committee of the board of directors of Alliance Capital Management Corporation, Alliance's general partner, and with Alliance's executive management to review the status of the Year 2000 efforts. Alliance has also retained the services of a number of consulting firms which have expertise in advising and assisting with regard to Year 2000 issues. Alliance reports that by June 30, 1998 it had completed its inventory and assessment of its domestic and international computer systems and applications, identified mission critical systems (those systems where loss of their function would result in immediate stoppage or significant impairment to core business units) and nonmission critical systems and determined which of these systems were not Year 2000 compliant. All third-party suppliers of mission critical computer systems and nonmission critical systems applications have been contacted to verify whether their systems and applications will be Year 2000 compliant and their responses are being evaluated. Substantially all of those contacted have responded and approximately 90% have informed Alliance that their systems and applications are or will be Year 2000 compliant. All mission and nonmission critical systems supplied by third parties have been tested with the exception of those third parties not able to comply with Alliance's testing schedule. Alliance reports that it expects that all testing will be completed before the end of 1999.

      Alliance has remediated, replaced or retired all of its non-compliant mission critical systems and applications that can affect the Portfolios. All nonmission critical systems have been remediated. After each system has been remediated, it is tested with 19XX dates to determine if it still performs its intended business function correctly. Next, each system undergoes a simulation test using dates occurring after December 31, 1999. Inclusive of the replacement and retirement of some of its systems, Alliance has completed these testing phases for 98% of mission critical systems and 100% of nonmission critical systems. Integrated systems tests were conducted to verify that the systems would continue to work together. Full integration testing of all mission critical and nonmission critical systems is completed. Testing of interfaces with third-party suppliers has begun and will continue throughout 1999. Alliance reports that it has completed an inventory of its facilities and related technology applications and has begun to evaluate and test these systems. Alliance reports that it anticipates that these systems will be fully operable in the year 2000. Alliance has deferred certain other planned information technology projects until after the year 2000 initiative is completed. Such delay is not expected to have a material adverse effect on Alliance's financial condition or results of operations. Alliance, with the assistance of a consulting firm, is developing Year 2000 specific contingency plans with emphasis on mission critical functions. These plans seek to provide alternative methods of processing in the event of a failure that is outside Alliance's control.

      The estimated current cost to Alliance of the Year 2000 initiative ranges from approximately $40 million to $45 million. These costs consist principally of modification and testing and costs to develop formal Year 2000 specific contingency plans. These costs, which will generally be expensed as incurred, will be funded from Alliance's operations and the issuance of debt. Through June 30, 1999, Alliance had incurred approximately $36.0 million of costs related to the Year 2000 initiative. At this time, management of Alliance believes that the costs associated with resolving the Year 2000 issue will not have a material adverse effect on Alliance's results of operations, liquidity or capital resources.

      There are many risks associated with Year 2000 issues, including the risks that the computer systems and applications used by the Portfolios and their major service providers, will not operate as intended and that the systems and applications of third-party suppliers to the Portfolios and their service providers will not be Year 2000 compliant. Likewise there can be no assurance the compliance schedules outlined above will be met or that the actual cost incurred will not exceed cost estimates. Should the significant computer systems and applications used by the Portfolios and their major service providers, or the systems of their important third-party suppliers, be unable to process date-sensitive information accurately after 1999, the Portfolios and their service providers may be unable to conduct their normal business operations and to provide shareholders with required services. In addition, the Portfolios and their service providers may incur unanticipated expenses, regulatory actions and legal liabilities. The Portfolios and Alliance cannot determine which risks, if any, are most reasonably likely to occur or the effects of any particular failure to be Year 2000 compliant. Certain statements provided by Alliance in this section entitled "Year 2000", as such statements relate to Alliance, are "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. To the fullest extent permitted by law, the foregoing Year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of September 30, 1999 totaling more than $317 billion (of which more than $143 billion represented assets of investment companies). As of September 30, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 28 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 118 separate investment portfolios, currently have more than 4.8 million shareholder accounts.

      Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance, for the fiscal year ended June 30, 1999, as a percentage of average daily net assets:

                                          Fee as a percentage of
Portfolio                                average daily net assets*
--------------------------------------------------------------------------------

General Portfolio                                 .50%
New York Portfolio                                .46%
California Portfolio                              .50%
Connecticut Portfolio                             .43%
New Jersey Portfolio                              .41%
Virginia Portfolio                                .43%
Florida Portfolio                                 .42%
Massachusetts Portfolio                           .03%

----------
* Fees are stated net of waivers and/or reimbursements for each Port folio except the General and California Portfolios. See the "Annual Fund Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.

      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolios' shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Portfolios Value Their Shares

      Each of the Portfolio's net asset value or NAV is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Fund business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase the Portfolios' shares by instructing your Account Executive to use one or more Portfolios in connection with your brokerage account.

      You also may purchase the Portfolios' shares directly from Alliance Fund Services, Inc., or AFS. To obtain an Application Form, please telephone AFS toll-free at (800) 237-5822. In addition, you may obtain information about the Form, purchasing shares, or other Fund procedures by calling this number.

      Minimum Investment Amounts
      o Initial                               $1,000
      o Subsequent                              $100
      o Minimum Maintenance Amount              $500

      These minimums do not apply to shareholder accounts maintained through financial intermediaries, which may maintain their own minimums.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft payable to your brokerage firm to your Account Executive, who will deposit it into the Portfolio(s). Please indicate your brokerage account number.

      By Sweep:

      Your brokerage firm may offer an automatic "sweep" for a Portfolio in the operation of brokerage cash accounts for its customers. Contact your Account Executive to determine if a sweep is available and what the sweep requirements are.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If you do not maintain your shares through a financial intermediary and recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check or electric funds transfer has cleared (which may take up to 15 days).

      You also may redeem your shares:

      o By Sweep:

      If your brokerage firm offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.

      o By Checkwriting:

      With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your Account Executive. There is a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

Other

      Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      The Portfolios offer a variety of shareholder services. For more information about these services, telephone AFS at (800) 221-5672.

      A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Distributions to you out of tax-exempt interest income earned by each Portfolio are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT.

      Each Investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.

      For each Portfolio, except the New York and Connecticut Portfolios, distributions out of income earned from U.S. Government securities will be exempt from state personal income or other state tax as described below.

      New York Portfolio. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes.

      California Portfolio. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes.

      Connecticut Portfolio. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal income taxes.

      New Jersey Portfolio. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

      Virginia Portfolio. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from

Virginia municipal securities are exempt from Virginia individual, estate, trust, or corporate income tax.

      Florida Portfolio. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax.

      Massachusetts Portfolio. Distributions to residents of Massachusetts out of interest earned by the Massachusetts Portfolio from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Portfolios pay these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

      During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by McGladrey & Pullen, LLP, the Portfolios' independent auditors, whose report, along with the Portfolios' financial statements, appears in the SAI, which is available upon request.

                                                                       GENERAL PORTFOLIO
                                                         -----------------------------------------------
                                                                       Year Ended June 30
                                                         -----------------------------------------------
                                                          1999     1998     1997     1996     1995
                                                         ------   ------   ------   ------   ------
Net asset value, beginning of period...................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                         ------   ------   ------   ------   ------
Income from Investment Operations

Net investment income..................................    .024     .028     .028     .029     .028(a)
Net gains or losses on securities......................    .000     .000     .000     .000    (.003)
                                                         ------   ------   ------   ------   ------
Total from investment operations.......................    .024     .028     .028     .029     .025
                                                         ------   ------   ------   ------   ------
Add: Capital Contributions
Capital contributed by Alliance........................    .000     .000     .000     .000     .003
                                                         ------   ------   ------   ------   ------
Less: Distributions
Dividends..............................................   (.024)   (.028)   (.028)   (.029)   (.028)
Distributions..........................................    .000     .000     .000     .000     .000
                                                         ------   ------   ------   ------   ------
Total distributions....................................   (.024)   (.028)   (.028)   (.029)   (.028)
                                                         ------   ------   ------   ------   ------
Net asset value, end of period.........................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                         ======   ======   ======   ======   ======
Total Return
Total investment return based on net asset value (b)...    2.42%    2.85%    2.81%    2.93%    2.83%(c)
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $1,168    $1,196    $980   $1,148   $1,189
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........    1.00%      .98%    .94%     .95%     .94%
   Expenses, before waivers and reimbursements.........    1.00%      .98%    .94%     .95%     .95%
   Net investment income (a)...................            2.38%     2.81%   2.76%    2.90%    2.78%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)   The capital contribution by Alliance had no effect on total return.

                                                                           NEW YORK PORTFOLIO
                                                         ----------------------------------------------------
                                                                           Year Ended June 30
                                                         ----------------------------------------------------
                                                           1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------
Net asset value, beginning of period...................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         --------   --------   --------   --------   --------
Income from Investment Operations
Net investment income (a)..............................      .022       .027       .027       .028       .028
Net gains or losses on securities......................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total from investment operations.......................      .022       .027       .027       .028       .028
                                                         --------   --------   --------   --------   --------
Less: Distributions
Dividends..............................................     (.022)     (.027)     (.027)     (.028)     (.028)
Distributions..........................................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total distributions....................................     (.022)     (.027)     (.027)     (.028)     (.028)
                                                         --------   --------   --------   --------   --------
Net asset value, end of period.........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         ========   ========   ========   ========   ========
Total Return
Total investment return based on net asset value (b)...      2.24%      2.74%      2.77%      2.87%      2.84%
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $584,231   $520,562   $355,461   $330,984   $177,254
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........      1.00%       .93%       .85%       .85%       .85%
   Expenses, before waivers and reimbursements.........      1.04%      1.01%      1.04%      1.03%      1.03%
   Net investment income (a)...........................      2.21%      2.69%      2.73%      2.82%      2.81%

                                                                         CALIFORNIA PORTFOLIO
                                                         -------------------------------------------------------
                                                                          Year Ended June 30
                                                         -------------------------------------------------------
                                                           1999       1998       1997       1996       1995
                                                         --------   --------   --------   --------   --------
Net asset value, beginning of period...................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         --------   --------   --------   --------   --------
Income from Investment Operations
Net investment income..................................      .022       .027(a)    .027(a)    .029(a)    .027(a)
Net gains or losses on securities......................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total from investment operations.......................      .022       .027       .027       .029       .027
                                                         --------   --------   --------   --------   --------
Less: Distributions
Dividends..............................................     (.022)     (.027)     (.027)     (.029)     (.027)
Distributions..........................................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total distributions....................................     (.022)     (.027)     (.027)     (.029)     (.027)
                                                         --------   --------   --------   --------   --------
Net asset value, end of period.........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         ========   ========   ========   ========   ========
Total Return
Total investment return based on net asset value (b)...      2.20%      2.74%      2.76%      2.91%      2.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)................  $655,644   $422,464   $357,148   $297,862   $236,479
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........       .98%       .96%       .93%       .93%       .93%
   Expenses, before waivers and reimbursements.........       .98%       .97%       .96%       .94%      1.01%
   Net investment income...............................      2.18%      2.71%(a)   2.73%(a)   2.86%(a)   2.75%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                          CONNECTICUT PORTFOLIO
                                                          ----------------------------------------------------
                                                                            Year Ended June 30
                                                          ----------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                          --------   --------   --------   --------   --------
Net asset value, beginning of period...................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          --------   --------   --------   --------   --------
Income from Investment Operations
Net investment income (a)..............................       .022       .027       .027       .028       .028
Net gains or losses on securities......................       .000       .000       .000       .000       .000
                                                          --------   --------   --------   --------   --------
Total from investment operations.......................       .022       .027       .027       .028       .028
                                                          --------   --------   --------   --------   --------
Less: Distributions
Dividends..............................................      (.022)     (.027)     (.027)     (.028)     (.028)
Distributions..........................................       .000       .000       .000       .000       .000
                                                          --------   --------   --------   --------   --------
Total distributions....................................      (.022)     (.027)     (.027)     (.028)     (.028)
                                                          --------   --------   --------   --------   --------
Net asset value, end of period.........................   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          ========   ========   ========   ========   ========
Total Return
Total investment return based on net asset value (b)...       2.25%      2.75%      2.76%      2.88%      2.78%
Ratios/Supplemental Data
Net assets, end of period (in millions)................   $143,401   $124,107   $102,612   $ 95,812   $ 75,991
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........       1.00%       .93%       .80%       .80%       .80%
   Expenses, before waivers and reimbursements.........       1.07%      1.06%      1.10%      1.15%      1.21%
   Net investment income (a)...........................       2.22%      2.69%      2.72%      2.84%      2.77%

                                                                          NEW JERSEY PORTFOLIO
                                                         ----------------------------------------------------
                                                                           Year Ended June 30
                                                         ----------------------------------------------------
                                                           1999       1998       1997       1996       1995
                                                         --------   ---------  --------   --------   --------
Net asset value, beginning of period...................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         --------   --------   --------   --------   --------
Income from Investment Operations
Net investment income (a)..............................      .022       .026       .027       .028       .029
Net gains or losses on securities......................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total from investment operations.......................      .022       .026       .027       .028       .029
                                                         --------   --------   --------   --------   --------
Less: Distributions
Dividends..............................................     (.022)     (.026)     (.027)     (.028)     (.029)
Distributions..........................................      .000       .000       .000       .000       .000
                                                         --------   --------   --------   --------   --------
Total distributions....................................     (.022)     (.026)     (.027)     (.028)     (.029)
                                                         --------   --------   --------   --------   --------
Net asset value, end of period.........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                         ========   ========   ========   ========   ========
Total Return
Total investment return based on net asset value (b)...      2.21%      2.67%      2.72%      2.89%      2.93%
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $220,865   $151,617   $123,579    $98,098    $74,133
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........      1.00%       .94%       .85%       .82%       .74%
   Expenses, before waivers and reimbursements.........      1.09%      1.07%      1.12%      1.19%      1.29%
   Net investment income (a)...........................      2.16%      2.63%      2.68%      2.84%      2.98%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by Alliance.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                                                                            VIRGINIA PORTFOLIO
                                                         --------------------------------------------------------
                                                                                                      October 25,
                                                                       Year Ended June 30              1994 (a)
                                                         -----------------------------------------     through
                                                           1999       1998       1997       1996    June 30, 1995
                                                         --------   --------   --------   --------  -------------
Net asset value, beginning of period...................  $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                                                         --------   --------   --------   --------     --------
Income from Investment Operations
Net investment income (b)..............................      .023       .029       .028       .029         .023
Net gains or losses on securities......................      .000       .000       .000       .000         .000
                                                         --------   --------   --------   --------     --------
Total from investment operations.......................      .023       .029       .028       .029         .023
                                                         --------   --------   --------   --------     --------
Less: Distributions
Dividends..............................................     (.023)     (.029)     (.028)     (.029)       (.023)
Distributions..........................................      .000       .000       .000       .000         .000
                                                         --------   --------   --------   --------     --------
Total distributions....................................     (.023)     (.029)     (.028)     (.029)       (.023)
                                                         --------   --------   --------   --------     --------
Net asset value, end of period.........................  $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                                                         ========   ========   ========   ========     ========
Total Return
Total investment return based on net asset value (c)...      2.34%      2.90%      2.83%      2.97%        2.37%
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $113,932   $123,822   $ 78,775   $ 89,557     $ 66,921
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........      1.00%       .93%       .80%       .78%         .44%(d)
   Expenses, before waivers and reimbursements.........      1.07%      1.03%      1.15%      1.15%        1.30%(d)
   Net investment income (b)...........................      2.34%      2.86%      2.78%      2.91%        3.48%(d)

                                                                       FLORIDA PORTFOLIO
                                                        -----------------------------------------------
                                                                                             July 28,
                                                                Year Ended June 30           1995 (a)
                                                         ------------------------------      through
                                                           1999       1998       1997     June 30, 1996
                                                         --------   --------   --------   -------------
Net asset value, beginning of period...................  $   1.00   $   1.00   $   1.00     $   1.00
                                                         --------   --------   --------     --------
Income from Investment Operations
Net investment income (b)..............................      .024       .028       .030         .030
Net gains or losses on securities......................      .000       .000       .000         .000
                                                         --------   --------   --------     --------
Total from investment operations.......................      .024       .028       .030         .030
                                                         --------   --------   --------     --------
Less: Distributions
Dividends..............................................     (.024)     (.028)     (.030)       (.030)
Distributions..........................................      .000       .000       .000         .000
                                                         --------   --------   --------     --------
Total distributions....................................     (.024)     (.028)     (.030)       (.030)
                                                         --------   --------   --------     --------
Net asset value, end of period.........................  $   1.00   $   1.00   $   1.00     $   1.00
                                                         ========   ========   ========     ========
Total Return
Total investment return based on net asset value (c)...      2.41%      2.87%      3.03%        3.07%
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $136,916   $113,095   $ 89,149     $ 91,179
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........      1.00%       .93%       .65%         .58%(d)
   Expenses, before waivers and reimbursements.........      1.08%      1.06%      1.10%        1.24%(d)
   Net investment income (b)...........................      2.36%      2.82%      2.97%        3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by Alliance.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

                                                              MASSACHUSETTS PORTFOLIO
                                                         ---------------------------------
                                                                               April 17,
                                                         Year Ended June 30    1997 (a)
                                                                               through
                                                           1999     1998     June 30, 1997
                                                         -------   -------   -------------
Net asset value, beginning of period...................  $  1.00   $  1.00      $  1.00
                                                         -------   -------      -------
Income from Investment Operations
Net investment income (b)..............................     .023      .028         .007
Net gains or losses on securities......................     .000      .000         .000
                                                         -------   -------      -------
Total from investment operations.......................     .023      .028         .007
                                                         -------   -------      -------
Less: Distributions
Dividends..............................................    (.023)    (.028)       (.007)
Distributions..........................................     .000      .000         .000
                                                         -------   -------      -------
Total distributions....................................    (.023)    (.028)       (.007)
                                                         -------   -------      -------
Net asset value, end of period.........................  $  1.00   $  1.00      $  1.00
                                                         =======   =======      =======
Total Return
Total investment return based on net asset value (c)...     2.31%     2.83%        0.72%
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $50,480   $27,832      $15,046
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........     1.00%      .85%         .50%(d)
   Expenses, before waivers and reimbursements.........     1.47%     1.37%        2.99%(d)
   Net investment income (b)...........................     2.26%     2.80%        3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by Alliance.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized

(LOGO)                                 ALLIANCE MUNICIPAL TRUST
____________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
____________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                        November 1, 1999
____________________________________________________________

                        TABLE OF CONTENTS
                                                             Page

Investment Objectives and Policies.........................

Investment Restrictions....................................

Management.................................................

Purchases and Redemption of Shares.........................

Additional Information.....................................

Daily Dividends-Determination of Net Asset Value...........

Taxes......................................................

General
Information................................................

Appendix A-Description of Municipal Securities.............

Appendix B-Description of Securities Ratings...............

Financial Statements and Independent Auditors Report.......

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 1999. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.
__________________________
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

___________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
___________________________________________________________

    Alliance Municipal Trust (the "Fund") is an open-end management investment company. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since formation in January 1983. The Fund consists of eight distinct Portfolios, the General Portfolio, the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio, the Florida Portfolio and the Massachusetts Portfolio (each a "Portfolio"), each of which is, in effect, a separate fund issuing a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida and Massachusetts Portfolios, pursues its objectives by investing in high-quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios), or less, which maturities may extend to 397 days and, except when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be so invested. The Florida and Massachusetts Portfolios pursue their objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, except when such a Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities. While no Portfolio may change any "fundamental" policy without shareholder approval, the other investment policies set forth in this Statement of Additional Information may be changed by a Portfolio upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that any Portfolio will achieve its investment objectives.

    Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolios's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a portfolio's income will be exempt only from Federal income tax not state personal income tax or other state tax.

    General Portfolio. To the extent consistent with its other investment objectives, the General Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. Such income may be subject to state or local income taxes.

    New York Portfolio. To the extent consistent with its other investment objectives, the New York Portfolio seeks maximum current income that is exempt from Federal, New York State and New York City personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by New York State or its political subdivisions. Except when the New York Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the New York Portfolio are offered only to New York State residents.

    California Portfolio. To the extent consistent with its other investment objectives, the California Portfolio seeks maximum current income that is exempt from both Federal income taxes and California personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of California or its political subdivisions. Except when the California Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the California Portfolio are available only to California residents.

    Connecticut Portfolio. To the extent consistent with its other investment objectives, the Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by Connecticut or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Connecticut Portfolio are offered only to Connecticut residents.

New Jersey Portfolio. To the extent consistent with its other investment objectives, the Portfolio seeks maximum current income that is exempt from Federal and New Jersey State personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. Shares of the New Jersey Portfolio are offered only to New Jersey residents.

    Virginia Portfolio. To the extent consistent with its other investment objectives, the Virginia Portfolio seeks maximum current income that is exempt from both Federal income taxes and Virginia personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Virginia or its political subdivisions. Except when the Virginia Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Virginia Portfolio are available only to Virginia residents.

    Florida Portfolio. To the extent consistent with its other investment objectives, the Florida Portfolio seeks maximum current income that is exempt from both Federal income taxes and State of Florida intangible tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Florida or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will be so invested. Shares of the Florida Portfolio are available only to Florida residents.

    Massachusetts Portfolio. To the extent consistent with its other investment objectives, the Massachusetts Portfolio seeks maximum current income that is exempt from both Federal income taxes and Commonwealth of Massachusetts tax by investing principally in a non-diversified portfolio of high quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. The Massachusetts Portfolio may invest in restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"). Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. Shares of the Massachusetts Portfolio are offered only to Massachusetts residents.

    New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios. Apart from the risks associated with investment in any money market fund seeking tax-exempt income, such as default by municipal issuers and fluctuation in short-term interest rates, investors in the New

York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios should consider the greater risks of each Portfolio's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts issues, respectively, with those of more diversified portfolios, including other states' issues, before making an investment decision. Each of such Portfolios is a non-diversified investment company and, accordingly, the permitted concentration of investments may present greater risks than in the case of a diversified investment company. (See below "Special Risk Factors of Concentration in a Single State.")

    No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

    To the extent suitable New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts municipal securities, as applicable, are not available for investment by the respective Portfolio, the respective Portfolio may purchase municipal securities issued by other states and political subdivisions.
The dividends designated as derived from interest income on such municipal securities generally will be exempt from Federal income taxes but, with respect to: (i) non-New York municipal securities owned by the New York Portfolio, will be subject to New York State and New York City personal income taxes; (ii) non-California municipal securities owned by the California Portfolio, will be subject to California personal income taxes;
(iii) non-Connecticut municipal securities owned by the Connecticut Portfolio, will be subject to Connecticut personal income taxes; (iv) non-New Jersey municipal securities owned by the New Jersey Portfolio, will be subject to New Jersey personal income taxes; (v) non-Virginia municipal securities owned by the Virginia Portfolio, will be subject to Virginia personal income taxes; (vi) non-Florida municipal securities owned by the Florida Portfolio, will be subject to Florida income and intangible taxes and (vii) non-Massachusetts municipal securities owned by the Massachusetts Portfolio, will be subject to Massachusetts personal income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax) from Federal income taxes. The municipal securities in which the Fund invests are limited to those obligations which at the time of purchase:

         1. are backed by the full faith and credit of the United States; or

         2. are municipal notes, municipal bonds or other types of municipal securities rated in the two highest rating categories by the requisite nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Services, Inc. or Standard and Poor's Corporation, or judged by the Adviser to be of comparable quality. (See Appendix A for a description of municipal securities and Appendix B for a description of these ratings.)

Rule 2a-7 under the Act

         Each Portfolio of the Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

         Currently, pursuant to Rule 2a-7, each Portfolio of the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix B attached hereto.

         Under Rule 2a-7 the General Portfolio may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. The remaining Portfolios of the Fund are subject to this restriction with respect to 75% of their assets. Government securities are considered to be first tier securities. In addition, the Portfolios may not invest in a conduit security that has received, or is deemed comparable in quality to a conduit security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

Alternative Minimum Tax

         Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law,
(1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

         Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities And Temporary Defensive Position

         Although each Portfolio of the Fund is, and expects to be, largely invested in municipal securities, each Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. For temporary defensive purposes, when, in the judgment of the Adviser, financial, economic, and/or market conditions warrant, each Portfolio may invest any amount of its total assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of a Portfolio's investment, and such Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by a Portfolio include those described below:

         1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

         2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
              Corporation; or

         3. commercial paper of prime quality rated in the two highest rating categories by the requisite NRSROs or, if not rated, issued by companies which have an outstanding debt issue rated in the two highest rating categories by the requisite NRSROs. (See Appendix B for a description of these ratings.)

Repurchase Agreements

         Each Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continuous maintenance of collateral in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a counterparty defaulted on its repurchase obligation, a

Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System (including the Fund's Custodian) or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. It is each Portfolio's current practice to enter into repurchase agreements only with such primary dealers and its Custodian, and the Fund has adopted procedures for monitoring the creditworthiness of such organizations. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

         Each Portfolio may enter into reverse repurchase agreements, which involve the sale of securities held by such Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment, although no Portfolio has entered into, nor has any plans to enter into, such agreements.

Variable Rate Obligations

         The interest rate payable on certain municipal securities in which a Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of a Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of a Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by a Portfolio may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets a Portfolio's investment quality requirements.

         Variable rate obligations purchased by a Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives a Portfolio an undivided interest in certain such bonds. A Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of such Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to such Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. Each Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit. A Portfolio will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by such Portfolio from the bonds in which it holds participation interests is exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by such Portfolio on the basis of published financial agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

         The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by a Portfolio are valued at zero in determining net asset value. Where a Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of a Portfolio's portfolio of securities.

When-Issued Securities

         Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month after the purchase of municipal bonds and notes. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to such Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but a Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, cash, U.S. Government or other liquid high-grade debt securities, having value equal to, or greater than, such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Illiquid Securities

         No Portfolio of the Fund will invest more than 10% of its net assets in illiquid securities (including illiquid restricted securities with respect to the Massachusetts Portfolio.) As to these securities, a Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Illiquid securities may include securities that are not readily marketable and, with respect to the Massachusetts Portfolio, securities subject to legal or contractual restrictions on resale. With respect to the Massachusetts Portfolio, which may invest in restricted securities, restricted securities determined by the Adviser to be liquid will not be treated as "illiquid" for purposes of the restriction on illiquid securities.

Senior Securities

         None of the Portfolios will issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

General

         Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved. The achievement of a Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which a Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. Each Portfolio generally will hold securities to maturity rather than follow a practice of trading. However, a Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.)

         Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

         Except as otherwise provided above, each Portfolio's investment objectives and policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

         Effective November 1, 1991, the Fund's former name of
Alliance Tax-Exempt Reserves was changed to Alliance Municipal
Trust.

MASSACHUSETTS PORTFOLIO.  THE FOLLOWING POLICIES RELATE TO THE
MASSACHUSETTS PORTFOLIO.

         Restricted Securities. The Massachusetts Portfolio may also purchase restricted securities, including restricted securities determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, such as securities eligible for resale under Rule 144A of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission (the "Commission") has stated that Section 4(2) paper may be determined to be liquid by the Trustees, so long as certain conditions, which are described below, are met.

         Rule 144A under the Securities Act establishes a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Massachusetts Portfolio, however, could affect adversely the marketability of such portfolio securities and the Massachusetts Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

         The Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid.
The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees.

         The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

         (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

         (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
               and

         (vi) any applicable Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

         (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Massachusetts Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

Asset-Backed Securities

         The Massachusetts Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer.

Special Risk Factors of Concentration in a Single State

         The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded that state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors of its state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the concentration of the New York, California, Connecticut, New Jersey, Virginia, Florida or Massachusetts Portfolio (individually, a "State Portfolio") versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each State Portfolio's investment portfolio in liquid, short-term, high-quality investments, including the participation interests and other variable rate obligations that have credit support such as letters of credit from major financial institutions, the State Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state.

         The following summaries are included for the purpose of providing a general description of credit and financial conditions of New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts and are based on information from official statements (described more fully below) made available in connection with the issuance of certain securities in such states. The summaries are not intended to provide a complete description of such states. While the Fund has not undertaken to independently verify such information, it has no reason to believe that such information is not correct in all material aspects. These summaries do not provide specific information regarding all securities in which the Fund is permitted to invest and in particular do not provide specific information on the private business entities whose obligations support the payments on AMT-Subject Bonds.

NEW YORK PORTFOLIO

    The following is based on information obtained from an Official Statement, dated May 15, 1999, relating to
$250,000,000 of the City of New York General Obligation
Bonds, Fiscal 1999, Series J  and the Annual Information
Statement of the State of New York dated August 24,
1999.

New York Local Government Assistance Corporation

    In 1990, as part of a New York State (the "State") fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

    As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

Recent Developments

    The national economy has maintained a robust rate of growth during the past six quarters as the expansion, which is well into its ninth year, continues. The national expansion, if it continues through February 2000, will be the longest on record. Since early 1992, approximately 19 million jobs have been added nationally. Output growth has averaged 3.2 percent over this period, essentially the same as the 3.3 percent average annual growth during the post-World War II period. The State economy has also continued to expand, with over 600,000 jobs added since late 1992. Employment growth has been slower than in the nation during this period, although the State's relative performance has improved in the last two years. Growth in average wages in New York has generally outperformed the nation, while growth in personal income per capita has kept pace with the nation.

    The State division of Budget ("DOB") expects that national economic growth will be quite robust throughout calendar year 1999. Growth in real Gross Domestic Product for 1999 is projected to be 4.0 percent, with a decline in net exports overwhelmed by continued strong consumer spending. The projected overall growth rate of the national economy for calendar year 1999 is nearly identical to the consensus forecast of a widely followed survey of national economic forecasters. Inflation, as measured by the Consumer Price Index, is projected to be about 2.1 percent, a modest increase despite strong economic growth. Personal income and wages are projected to increase by 5.1 percent and 6.3 percent respectively.

    The forecast of the State's economy shows continued expansion during the 1999 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing sector is expected to post a modest decline. On an average annual basis, the employment growth rate in the State is expected to be somewhat lower than in 1998 and the unemployment rate is expected to drop further to 5.1 percent. Personal income is expected to record moderate gains in 1999. Wage growth in 1999 is expected to be slower than in the previous year as the recent robust growth in bonus payments moderates.


1998-1999 Fiscal Year

    The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

    The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), The Contingency Reserve Fund (CRF) and the Community Projects Fund (CPF). The TSRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

    The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-99, while increasing reported receipts in 199-2000.

    General Fund receipts and transfers from other funds for the 1998-99 fiscal year totaled $36.74 billion, an increase of 6.34 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.49 billion for the 1998-99 fiscal year, an increase of 6.23 percent from 1997-98 levels.

1997-98 Fiscal Year

    The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

    The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund ("TSRF"), the Contingency Reserve Fund ("CRF") and the Community Projects Fund ("CPF"). The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

    General Fund receipts and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 or 4.41 percent.

1996-97 Fiscal Year

    The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a 1996-97 General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

    The General Fund closing fund balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. The TSRF can be used in the event of any future General Fund deficit, as provided under the State Constitution and State Finance Law. In addition, $41 million remains on deposit in the CRF. This fund assists the State in financing any extraordinary litigation during the fiscal year. The remaining $75 million reflects amounts then on deposit in the Community Projects Fund. This fund was created to fund certain legislative initiatives. The General Fund closing fund balance does not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

    General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (including net tax refund reserve account activity). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

State Financial Practices: GAAP Basis

    Historically, the State has accounted for, reported and budgeted its operations on a cash basis. The State currently formulates a financial plan which includes all funds required by generally accepted accounting principles ("GAAP"). The State, as required by law, continues to prepare its financial plan and financial reports on the cash basis of accounting as well.

    1998-99 Fiscal Year

    The State reported a General Fund operating surplus of $1.078 billion for the 1998-99 fiscal year, as compared to an operating surplus of $1.562 billion for the 1997-98 fiscal year. As a result, the State reported an accumulated fund balance of $1.645 billion in the General Fund. The 1998-99 fiscal year operating surplus resulted, in part, from an increase in taxes receivable of $516 million, a decrease in payables to local government of $262 million, a decrease in accrued liabilities of $129 million and a decrease in deferred revenues of $69 million. These gains were partially offset by a decrease in other assets of $117 million and an increase in tax refunds payable of $102 million.

    Revenues increased $1.969 billion (5.7 percent) over the prior fiscal year with increases in personal income, consumption and use and other taxes, and miscellaneous revenues. Business tax revenues fell from the prior fiscal year. Personnel income taxes grew $1.733 billion, an increase of nearly 9.3 percent. The increase in personal income taxes was caused by strong employment and wage growth and the continued strong performance by the financial markets during 1998. Consumption and use taxes increased $269 million, or 3.8 percent, due to increased consumer confidence. Other taxes increased $73 million, or 6.9 percent. Miscellaneous revenues increased $145 million, a
5.6 percent increase, primarily because of an increased in reimbursement from regulated industries (e.g., banking and insurance) to fund the State's administrative costs. Business taxes decreased nearly $252 million, or 4.9 percent, because of prior year refunds and carry forwards which were applied against the current year (1998 liabilities.

    Expenditures increased $1.826 billion (5.5 percent) from the prior fiscal year, with the largest increases occurring in State aid for education and general purpose aid spending. Education expenditures grew $1.014 billion (9.1 percent) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. General purpose aid increased nearly $329 million (56.5 percent) due to statutory changes in the payment schedule. Personal service and fringe benefit costs increased due to increases in wages and continuing fringe benefits required by collective bargaining agreements.

    Net other financing sources decreased $626 million (159.3 percent) primarily because appropriated transfers from the Special Revenue Funds declined by over $230 million with increases of $265 million in appropriated transfers to Special Revenue, Debt Service and College and University Funds. In addition, transfers to public benefit corporations increased over $170 million primarily because of a change in reporting for Roswell Park Cancer Institute.

    An operating deficit of $117 million was reported for the Special Revenue Funds for the 1998-99 fiscal year which decreased the accumulated fund balance to $464 million. Revenues increased $1.108 billion over the prior fiscal year (4.0 percent) as a result of increases in tax and federal grants revenues. Expenditures increased $1.308 billion (5.3 percent) as a result of increased costs for local assistance grants. Net other financing uses increased $34 million (.10 percent).

    Debt Service Funds ended the 1998-99 fiscal year with an operating surplus of $209 million and, as a result, the accumulated fund balance increased to $2.07 billion. Revenues increased $160 million (6.3 percent) primarily because of increases in dedicated taxes. Debt service expenditures increased $162 million (6.0 percent). Net other financing sources increased $253 million (227.4 percent) due primarily to increases in transfers from the General Fund, patient revenue transfers and the establishment of the Debt Reduction Reserve Fund.

    An operating surplus of $154 million was reported in the Capital Projects Funds for the State's 1998-99 fiscal year and, as a result, the accumulated deficit fund balance decreased to $228 million. revenues increased $242 million (10.6 percent) primarily because tax revenues increased $101 million and federal grant revenues increased $94 million for transportation projects. Expenditures increased $355 million (10.5 percent) primarily because of increases capital construction spending for transportation and correctional services projects. Net other financing sources increased by $35 million.

    1997-98 Fiscal Year

    The State completed its 1997-98 fiscal year with a combined Governmental Funds operating surplus of $1.80 billion, which included an operating surplus in the General Fund of $1.56 billion, in Capital Projects Funds of
$232 million and in Special Revenue Funds of $49 million, offset in part by an operating deficit of $43 million in Debt Service Funds.

    The State reported a General Fund operating surplus of $1.56 billion for the 1997-98 fiscal year, as compared to an operating surplus of $1.93 billion for the 1996-97 fiscal year. As a result, the State reported an accumulated surplus of $567 million in the General Fund for the first time since it began reporting its operations on a GAAP-basis. The 1997-98 fiscal year operating surplus reflects several major factors, including the cash-basis operating surplus resulting from the higher-than-anticipated personal income tax receipts, an increase in taxes receivable of $681 million, an increase in other assets of $195 million and a decrease in pension liabilities of $144 million. This was partially offset by an increase in payables to local governments of $270 million and tax refunds payable of $147 million.

    Revenues increased $617 million (1.8 percent) over the prior fiscal year, with increases in personal income, consumption and use, and business taxes, and decreases reported for other taxes, federal grants and miscellaneous revenues. Personal income taxes grew $746 million, an increase of nearly 4.2 percent. The increase in personal income taxes resulted from strong employment and wage growth and the strong performance by the financial markets during 1997. Consumption and use taxes increased $334 million or
5.0 percent as a result of increased consumer confidence. Business taxes grew $28 million, an increase of 0.5 percent. Other taxes fell primarily because revenues for estate and gift taxes decreased. Miscellaneous revenues decreased
$380 million, or 12.7 percent, due to a decline in receipts from the Medical Malpractice Insurance Association and medical provider assessments.

    Expenditures increased $137 million (0.4 percent) from the prior fiscal year, with the largest increases occurring in State aid for education and social services spending. Education expenditures grew $391 million (3.6 percent) due mainly to an increase in spending for support for public schools. This growth was offset, in part, by a reduction in spending for municipal and community colleges. Social services expenditures increased $233 million (2.6 percent) due mainly to program growth. Increases in other State aid spending were offset by a decline in general purpose aid of $235 million (27.8 percent) due to statutory changes in the payment schedule. Increases in personal and non-personal service costs were offset by a decrease in pension contribution of $660 million, a result of the refinancing of the State's pension amortization that occurred in 1997.

    Net other financing sources decreased $841 million (68.2 percent) due to the nonrecurring use of bond proceeds
($769 million) provided by the Dormitory Authority of the State of New York to pay the outstanding pension amortization liability incurred in 1997.

    An operating surplus of $49 million was reported for the Special Revenue Funds for the 1997-98 fiscal year, which increased the accumulated fund balance to $581 million. Revenues rose by $884 million over the prior fiscal year (3.3 percent) as a result of increases in tax and federal grant revenues. Expenditures increased $795 million (3.3 percent) as a result of increased costs for local assistance grants. Net other financing uses decreased $105 million (3.3 percent).

    Debt Service Funds ended the 1997-98 fiscal year with an operating deficit of $43 million and, as a result, the accumulated fund balance declined to $1.86 billion.
Revenues increased $246 million (10.6 percent) as a result of increases in dedicated taxes. Debt service expenditures increased $341 million (14.4 percent). Net other financing sources increased $89 million (401.3 percent) due primarily to savings achieved through advance refundings of outstanding bonds.

    An operating surplus of $232 million was reported in the Capital Projects Funds for the State's 1997-98 fiscal year and, as a result, the accumulated deficit in this fund type decreased to $381 million. Revenues increased $180 million (8.6 percent) primarily as a result of a $54 million increase in dedicated tax revenues and an increase of $101 million in federal grants for transportation and local waste water treatment projects. Expenditures increased
$146 million (4.5 percent) primarily as a result of increased capital construction spending for transportation and local waste water treatment projects. Net other financing sources increased by $100 million primarily as a result of a decrease in transfers to certain public benefit corporations engaged in housing programs.

    1996-97 Fiscal Year

    The State completed its 1996-97 fiscal year with a combined Governmental Funds operating surplus of $2.1 billion, which included an operating surplus in the General Fund of $1.9 billion, in Capital Projects Funds of $98 million and in the Special Revenue Funds of $65 million, offset in part by an operating deficit of $37 million in the Debt Service Funds.

    The State reported a General Funds operating surplus of $1.93 billion for the 1996-97 fiscal year, as compared to an operating surplus of $380 million for the prior fiscal year. The 1996-97 fiscal year GAAP operating surplus reflects several major factors, including the cash basis operating surplus, the benefit of bond proceeds which reduced the State's pension liability, an increase in taxes receivable of $493 million, and a reduction in tax refund liabilities of $196 million. This was offset by an increased payable to local governments of $244 million.

    Revenues increased $1.91 billion (nearly 6.0 percent) over the prior fiscal year with increases in all revenue categories. Personal income taxes grew $620 million, an increase of nearly 3.6 percent, despite the implementation of scheduled tax cuts. The increase in personal income taxes was caused by moderate employment and wage growth and the strong financial markets during 1996. Consumption and use taxes increased $179 million or 2.7 percent as a result of increased consumer confidence. Business taxes grew $268 million, an increase of 5.6 percent, primarily as a result of the strong financial markets during 1996. Other taxes increased primarily because revenues from estate and gift taxes increased. Miscellaneous revenues increased $743 million, a 33.1 percent increase, because of an increase in receipts from the Medical Malpractice Insurance Association and from medical provider assessments.

    Expenditures increase $830 million (2.6 percent) from the prior fiscal year, with the largest increase occurring in pension contributions and State aid for education spending. Pension contribution expenditures increased $514 million (198.2 percent) primarily because the State paid off its 1984-85 and 1985-86 pension amortization liability. Education expenditures grew $351 million (3.4 percent) due mainly to an increase in spending for support for public schools and physically handicapped children offset by a reduction in spending for municipal and community colleges. Modest increases in other State aid spending was offset by a decline in social services expenditures of $157 million (1.7 percent). Social services spending continues to decline because of cost containment strategies and declining caseloads.

    Net other financing sources increased $475 million (62.6 percent) due mainly to bond proceeds provided by the Dormitory Authority of the State of New York to pay the outstanding pension amortization, offset by elimination of prior year LGAC proceeds.

    An operating surplus of $65 million was reported for the Special Revenue Funds for the 1996-97 year, increasing the accumulated fund balance to $532 million. Revenues increased $583 million over the prior fiscal year (2.2 percent) as a result of increases in tax and lottery revenues. Expenditures increased $384 million (1.6 percent) as a result of increased costs for departmental operations. Net other financing uses decreased $275 million (8.0 percent) primarily because of declines in amounts transferred to other funds.

    Debt Service Funds ended the 1996-97 fiscal year with an operating deficit of $37 million and, as a result, the accumulated fund balance declined to $1.90 billion.
Revenues increased $102 million (4.6 percent) because of increases in both dedicated taxes and mental hygiene patient fees. Debt service expenditures increased $47 million (2.0 percent). Net other financing sources decreased $277 million (92.6 percent) due primarily to an increase in payments on advance refunds.

    An operating surplus of $98 million was reported to the Capital Projects Funds for the State's 1996-97 fiscal year and, as a result, the accumulated fund balance decreased to a deficit of $614 million. Revenues increased $100 million (5.0 percent) primarily because a larger share of the real estate transfer tax was shifted to the Environmental Protection Fund and federal grant revenues increased for transportation and local waste water treatment projects. Expenditures decreased $359 million (10.0 percent) because of declines in capital grants for education, housing and regional development programs and capital construction spending. Net other financing sources decreased by $637 million as a result of a decrease in proceeds from financing arrangements.

Economic Overview

    New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

    The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The service sector accounts for more than three of every ten nonagricultural jobs in New York and has a higher proportion of total jobs than does the rest of the nation.

    Manufacturing employment continues to decline in importance in New York, as in most other states, and New
York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

    Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

    New York City is the nation's leading center of banking and finance, and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-sixth of all nonfarm labor and proprietors' income.

    Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

    Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

    The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing section.

    In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988 than personal income for the nation as a whole, although preliminary data suggests that, in 1998, the State personal income rose more rapidly.

    State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

State Authorities

    The fiscal stability of the State is related, in part, to the fiscal stability of its public benefit corporations (the "Authorities"). Authorities, which have responsibility for financing, constructing and operating revenue providing public facilities, are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorizations. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its Authorities were to default on their respective obligations, particularly those using State-supported or

State-related financing techniques. As of December 31, 1998, there were 17 Authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Authorities was $94 billion, only a portion of which constitutes State-supported or State-related debt.

    Moral obligation financing generally involves the issuance of debt by an Authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the New York State Urban Development Corporation and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 1999-2000 fiscal year.

    In addition to the moral obligation financing arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation For The City of New York ("NYC MAC") was created in 1975 to provide financing assistance to the City. To enable NYC MAC to pay debt service on its obligations, NYC MAC receives, subject to annual appropriation by the Legislature, receipts from the 4 percent New York State sales tax for the benefit of the City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating NYC MAC also includes a moral obligation provision. Under its enabling legislation, NYC MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ("Troy MAC"). The bonds issued by Troy MAC do not include the moral obligation provisions.

    The State also provides for contingent contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State entered into service contracts which obligate the State to pay debt service, subject to annual appropriations, on bonds issued by the New York State Medical Care Facilities Finance Agency and now included as debt of the Dormitory Authority of the State of New York in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 1998-99 fiscal year. The legislative authorization to issue bonds under this program expired on March 1, 1998.

    Authorities' operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

    The Metropolitan Transportation Authority (the "MTA") oversees the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated-agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend on operating support from the State, local government and

TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional state assistance, raise fares or take other actions.

    Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, state law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of the State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1999-2000 enacted budget State assistance to the MTA is estimated at approximately $1.4 billion, an increase of $55 million over the 1998-99 fiscal year.

    State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board approved the 1995-99 Capital Program and subsequently amended in August 1997 and in March 1999. The MTA plan now totals $12.55 billion. The MTA is expected to submit a proposed capital plan for 2000 through 2004 by October 1, 1999 for consideration by the CPRB.
There can be no assurance that the proposed capital plan will be approved by the CPRB without significant modifications, that the plan as adopted will be adequate to finance the MTA's capital needs over the plan period, or that funding sources identified in the approved plan will not be reduced or eliminated. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system to a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

    There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 and 2000-04 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 and 2000-04 Capital Program accordingly. If the 1995-99 and 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

Certificates of Participation

    The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

New York City

    The fiscal health of the State may also be affected by the fiscal health of the City, which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the City to market their securities successfully in the public credit markets. The City has achieved balanced operating results from each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

    In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the NYC MAC to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a Control Period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including, but not limited to, a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

    Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

    To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997, the State created the New York City Transitional Finance Authority ("TFA") to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Without the additional financial capacity of the TFA, projected contracts for City capital projects would have exceeded the City's debt limit during City fiscal year 1997-98. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. To continue its capital plan without interruption, the City is proposing an amendment to the State Constitution to change the methodology used to calculate the debt limit. Since an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest, the City has decided to securitize a portion of its share of the proceeds from the settlement with the nation's tobacco companies. However, a number of potential developments may affect both the availability and level of funding that the City will receive from the tobacco settlement. City officials have indicated that, should their efforts to securitize a part of City tobacco settlement proceeds fail or not be accomplished in a timely manner, the City will request that the State increase the borrowing authority of the TFA.

OSDC and Control Board Reports

    The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in the City fiscal year 1996-97. Recent staff reports also indicate that the City projects a substantial surplus for City fiscal year 1997-98. Recent staff reports also indicate that the City projects surplus for City fiscal year 1998-99.
Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. In addition, the size of recent tax reductions has increased to over $2 billion in City fiscal year 1999-2000 through the expiration of a personal income tax surcharge, the repeal of the non-resident earnings tax and the elimination of the sales tax on clothing items costing less than $110. Staff reports have indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan tends to rely in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues.

Financing Requirements

    The City requires significant amounts of financing for seasonal and capital purposes. Since 1981, the City has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The Financial Plan currently provides for $850 million of seasonal financing in fiscal year 1999. The City issued $1.075 billion of short-term obligations in fiscal year 1998 to finance the City's projected cash flow needs for the 1998 fiscal year. The City issued $2.4 billion of short-term obligations in fiscal year 1997. The delay in the adoption of the States budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

    The City makes substantial capital expenditures to reconstruct and rehabilitate the City's infrastructure and physical assets, including City mass transit facilities, sewers, streets, bridges and tunnels, and to make capital investments that will improve productivity in City operations. City funded commitments are projected to reach
$4.9 billion in 1999 and City funded expenditures are forecast at $3.4 billion in the 1999 fiscal year.

    In connection with the Financial Plan, the City has outlined a gap-closing program for the fiscal years 2001, 2002 and 2003 to eliminate the $1.7 billion projected budget gaps for each such fiscal year. This program, which is not specified in detail, assumes for the 2001, 2002 and 2003 fiscal years, respectively, additional agency programs to reduce expenditures or increase revenues by $879 million, $844 million and $782 million; additional State actions of $400 million, $450 million and $450 million; additional Federal actions of $300 million, $350 million and $350 million; and the availability of $100 million, $100 million and $100 million of the General Reserve.

    The City's projected budget gaps for the 2002 and 2003 fiscal years do not reflect the savings expected to result from the prior years' programs to close the gaps set forth in the Financial Plan. Thus, for example, recurring savings anticipated from the actions which the City proposes to take to balance the fiscal year 2001 budget are not taken into account in projecting the budget gaps for the 2002 and 2003 fiscal years.

    Although the City has maintained balanced budgets in each of its last eight fiscal years and is projected to achieve balanced operating results for the 1999 and 2000 fiscal years, there can be no assurance that the gap-closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economy.

Other Localities

    Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. . The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

    The State have provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 1999-2000 totals $113.9 million. In 1997-98, the State increased General Purpose State Aid for local government by $27 million to $550 million, and has continued funding at this new level since that date.

    While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.



Certain Municipal Indebtedness

    Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1997, the total indebtedness of all localities in the State, other than New York City, was approximately $21.0 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New

York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-two localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, the City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Litigation

    The State is a defendant in legal proceedings involving State finances, State programs and miscellaneous civil rights, tort, real property and contract claim where the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1999-2000 fiscal year or thereafter.

    Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1999-2000 State Financial
Plan.  The State believes that the proposed 1999-2000 State
Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1999-2000 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 1998-99 State Financial
Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 1998-99 State Financial Plan.

    Although other litigation is pending against the State, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

Year 2000

    New York State is currently addressing Year 2000 ("Y2K") data processing compliance issues. Since its inception, the computer industry has used a two-digit date convention to represent the year. In the Year 2000, the data field will contain "00" and, as a result, many computer systems and equipment may not be able to process dates properly or may fail since they may not be able to distinguish between the years 1900 and 2000.

    In 1996, the State established the Year 2000 Date Change Initiative to facilitate and coordinate New York State's Y2K compliance effort. In 1997, the Office for Technology ("OFT"), responsible for monitoring the State's compliance progress, completed a risk assessment of 712 State data processing systems and prioritized those systems for purposes of Year 2000 compliance. The State has estimated that investments of at least $140 million will be required to bring the State's approximately 350 mission critical and high priority systems into Year 2000 compliance. As of December 1998, the State had completed 93 percent of the overall compliance effort for its mission-critical systems; 18 systems are now Year 2000 compliant and the remaining systems are on schedule to be compliant by the first quarter of 1999.

CALIFORNIA PORTFOLIO

    The following is based on information obtained from an Official Statement, dated June 1, 1999, relating to
$400,000,000 State of California General Obligation Bonds and the California State Budget Highlights 1999-2000.

Constitutional Limits on Spending and Taxes

    Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of the State's municipal securities to pay interest and principal on municipal securities.

    Article XIII B. On November 6, 1979, the State's voters approved Proposition 4, which added Article XIII B to the

State Constitution. Pursuant to Article XIII B, the State is subject to an annual appropriations limit (the
"Appropriations Limit").

    Article XIII B was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively.
(See "Proposition 98" below.) "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by the entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subsidies to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

    Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

    The State's yearly Appropriations Limit is based on the limit for the prior year with annual adjustments for changes in California per capita personal income and population and any transfers of financial responsibility of providing services to or from another unit of government.

    As originally enacted in 1979, the Appropriations Limit was based on 1978-79 fiscal year authorizations to expend proceeds of taxes and was adjusted annually to reflect changes in cost of living and population (using different definitions, which were modified by Proposition 111).
Starting in the 1991-92 Fiscal Year, the Appropriations
Limit was recalculated by taking the actual 1986-87 limit and applying the annual adjustments as if Proposition 111 had been in effect.

    Proposition 98.  On November 8, 1988, voters approved
Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional
Improvement and Accountability Act." Proposition 98 changed

State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing local schools and community colleges ("K-14 schools") a minimum share of General Fund revenues. Under Proposition 98 (as modified by "Proposition 111" which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income.
Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under the first test to be 40.3 percent of the General Fund Tax revenues, based on 1986-87 appropriations. However, that amount has been adjusted to 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

    During the recession in the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

    In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred. The court gave final approval of the settlement in late July, 1996.

    The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. The Director of Finance has certified that a settlement has occurred, allowing approximately $351 million in appropriations from the 1995-96 Fiscal Year to be disbursed to schools in August 1996.

State Indebtedness

    As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. Between spring 1992 and summer 1994, the State had depended upon external borrowing, including borrowings extending into the subsequent fiscal year, to meet its cash needs, including repayment of maturing Notes and Warrants. The State has not had to resort to such cross-year borrowing after the 1994-95 Fiscal Year. The State issued $1.7 billion of revenue anticipation notes for the 1998-99 Fiscal Year, which matured on June 30, 1999.

    As of May 1, 1999, the State had outstanding
$19,652,976,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $13,613,414,000 of long-term general obligation bonds. This latter figure consists of $3,358,734,000 of authorized commercial paper notes (of which $246,240,000 was outstanding), which had not yet been refunded by general obligation bonds, and $10,254,680,000 of other authorized but unissued general obligation debt.

    The State has always paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants when due.

1995-96 and 1996-97 Fiscal Years

    The State's financial condition improved markedly during the 1995-96 and 1996-97 Fiscal Years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these two fiscal years.

    The economy grew strongly during these Fiscal Years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. The accumulated budget deficit from the recession years was finally eliminated. In the Governor's 1998-99 Budget Proposal, released January 9, 1998, the Department of Finance reported that the State's budget reserve (the SFEU) totaled $461 million as of June 30, 1997.



1997-98 Fiscal Year

    On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the"Governor's Budget").
The Governor's Budget projected General Fund revenues and transfers of $50.7 billion, and expenditures of $50.3 billion.

    The Budget Act, signed by the Governor, anticipated General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). The Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its normal annual cash flow borrowing program, issuing $3.0 billion of notes which matured on June 30, 1998.

    Among the major features of the 1997-98 Budget Act were the following:

    1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under

Proposition 98, reflecting strong revenues which exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years.
Funds were provided to fully pay for the cost-of-living component of Proposition 98, and to extend the class size reduction and reading initiatives.

    2. The Budget Act reflected the $1.228 billion pension case judgment payment, and brought funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

    3. Funding from the General Fund for the University of California and California State University was increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

    4. Unlike prior years, the Budget Act did not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal Fiscal Year
1997 and 1998 budgets, was included in the Budget Act, to offset incarceration costs for illegal aliens.

    5. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

    The Department of Finance released updated estimates for the 1997-98 Fiscal Year Budget Proposal. Total revenues and transfers were projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year were expected to rise approximately $200 million above the original Budget Act, to $53.0 billion.
The balance in the budget reserve, the SFEU, was projected to be $329 million on June 30, 1998, compared to $461 million on June 30, 1997.



1998-1999 Fiscal Years

    When the Governor released his proposed 1998-99 Fiscal
Year Budget in January, 1998, he projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. by the time the Governor released the May Revision to the 1998-99 Budget
("1998 May Revision") on May 14, 1998, the Administration projected that revenues for the 1997-98 and 1998-99 Fiscal
Years combined would be more than $4.2 billion higher than was projected in January, 1998. The Governor proposed that most of this increased revenue be dedicated to fund a 75 percent cut in the Vehicle License Fee ("VLF").

    The Legislature passed the 1998-99 Budget Bill on August 11, 1998, and the Governor signed it on August 21, 1998. In signing the Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund, and $160 million from special funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects.

    The 1998-99 Budget Act was based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2 percent increase from the then revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the 1998 May Revision.

    After giving effect to the Governor's vetoes, the Budget Act provided authority for expenditures of $57.3 billion from the General Fund (a 7.3 percent increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. the Budget Act projected a balance in the SFEU at June 30, 1999 (but without including the "set aside" veto amount) of $1.255 billion, a little more than 2 percent of General Fund revenue. The Budget Act assumed the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes, which were issued on October 1, 1998.

    The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the VLF. Since the VLF was transferred to cities and counties under then-existing law, the bill provided for the General Fund to replace the lost revenues. Started on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

    In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increased in the personal income tax dependent credit ($612 million General
Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

    Other significant elements of the revised 1998-99 Budget were as follows:

    1. Proposition 98 funding for K-12 schools was increased by $2.2. billion in General Fund moneys over revised 1997-98 levels, over $1 billion higher than the minimum Proposition 98 guarantee.

    2.   Funding for higher education increased
substantially above the actual 1997-98 level. General Fund support was increased by $339 million (15.6 percent) for the University of California and $271 million (14.5 percent) for the California State University system. In addition, Community Colleges increased by $183 million (9.0 percent).

    3. The Budge included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

    4. Funding for the judiciary and criminal justice programs increased by about 15 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

    5. Various other highlights of the revised Budget included new funding for resources projects, dedication of $240 million of General Fund moneys for capital outlay projects, funding of a state employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank
($50 million).

    6. The State received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipated receiving approximately $173 million in federal reimbursements for federal year 1998.

    The May Revision to the 1999-2000 Governor's Budget released on May 14, 1999 (the "1999 May Revision"), reported that stronger than expected economic conditions in the State for the latter part of the 1998 and into 1999 would produce total 1998-99 General Fund revenues of about $57.9 billion, almost $1 billion above the Budget Act estimates, and $1.6 billion above the initial estimates in the January Governor's Budget. The 1999 May Revision projects 1998-99 General Fund expenditures of $58.6 billion, about $400 million higher than the January Governor's Budget estimate.

Some of this additional revenue will be directed to K-14 schools pursuant to Proposition 98. The 1999 May Revision projected a balance in the SFEU at June 30, 1999 of almost $1.9 billion, $1.3 billion higher than estimated in January.

Proposed 1999-00 Budget

    On January 8, 1999, the Governor released his proposed budget for Fiscal Year 1999-00 (the "January Governor's
Budget"). The January Governor's Budget generally reported that General Fund revenues for 1998-99 and 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some caseloads would be higher than earlier projections.

    The January Governor's Budget proposed $60.5 billion of expenditures in 1999-00, with a $415 million SFEU reserve at June 30, 2000. The proposal contained some education funding initiatives and certain limited initiatives in other areas, but was overall relatively limited by the expectation of small revenue gains. As noted above, the 1999 May Revision now projects over $4.3 billion of additional revenues for the 1998-99 and 1999-00 Fiscal Years. The Governor's updated spending plan calls for General Fund expenditures of $63.2 billion in 1999-00. Some of the principal proposals in the 1999 May Revision are summarized below:

    1. Spending for K-12 education is increased by $1.2 billion ($1.0 billion General Fund), over the two years, to meet Proposition 98 guarantees.

    2. About $1 billion would be directed toward infrastructure costs, including $425 million in funding for the Infrastructure Bank, construction of a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for State parks.

    3. A variety of programs which had received costs or austere funding requests in the January Governor's Budget, are now proposed to receive additional funding. This includes moneys for local trial courts, local flood relief, and health and welfare programs.

    4. The Governor proposes certain tax relief, including reduction of corporate taxes for new corporations, and making permanent a law allowing exclusion of 50 percent of the gains from sale or exchange of qualified small business stock. The total cost of these proposals is about $78 million per year, although the 50 percent exclusion would not become a cost until 2003.

    5. The Governor proposes to maintain the SFEU budget reserve at a level of $985 million at June 30, 2000, about $570 million above the January Governor's Budget proposal. The Governor also proposes to hold about $700 million back in additional reserves or set-asides for future program costs as follows: $300 million for State employee salaries, which will be subject to negotiation with employee unions, and for reserves against litigation costs; $248 million to cover the first-year costs of an additional 10 percent cut in the Vehicle License Fee, which may be implemented in Fiscal Year 2000-01 if revenue growth reaches certain target levels, and $110 million for additional health care programs. To the extent any of these set-aside moneys are not used, they would increase the SFEU balance.



Economic Overview

    California's economy is the largest among the 50 states and one of the largest in the world. The State has a diverse economy, with major employment in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services.

    After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. More than 300,000 nonfarm jobs were added in the State in 1996, while personal income grew by more than $55 billion. California's economic expansion is being fueled by strong growth in high-technology industries, including computer software, electronics manufacturing and motion picture production, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (which accounted for two-thirds of the job losses), finance and insurance.

    California's robust economic expansion continues. The State's unemployment rate of 5.3 percent in May 1999 was the lowest since early 1999. Payroll employment is expanding at a better than 3 percent pace, and the State is on track to create nearly 800,000 new jobs over the next two years.

    Reflecting double-digit increases in building permit volume, construction employment is up 11 percent over the past year, housing permits are averaging near a 140,000-unit annual pace, and non-residential construction continues to post double-digit annual gains.

    Business services, which includes the computer software industry, is up over 10 percent and professional consulting, which includes biotechnology, is advancing at an almost 6 percent annual pace. Although motion picture industry growth has slowed to a still-solid 3 percent rise, the amusements and recreation industry is up a robust 8.4 percent.

    Boosted by 10 percent growth in wages and salaries, personal income is estimated to have increased 8 percent year to year in both the fourth quarter of 1998 and the first quarter of 1999.





Litigation


    The State is presently involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Following are the more significant lawsuits pending against the State as of June 1, 1999:

    Northern California 1997 Flood Litigation: In January of 1997, California experienced major flooding with current estimates of property damage to be approximately $1.6 to $2 billion. To date, three lawsuits have been filed. The anticipated number of lawsuits has not materialized. The exposure arising from the floods is not expected to exceed
$100 million.

    In Ceridian Corporation v. Franchise Tax Board, the validity of two sections of the California Tax laws is challenged. The first relates to deduction from corporate taxes for dividends received from insurance companies to the extent the insurance companies have California activities. The second relates to corporate deduction of dividends to the extent the earnings of the dividend-paying corporation have already been included in the measure of their California tax. On August 13, 1998, the court issued a judgment against the Franchise Tax Board on both issues.
The Franchise Tax Board has appealed the judgment. If both sections of the California Tax law are invalidated, and all dividends become deductible, then the General fund can become liable for approximately $200-$250 million annually.

    In Hayes v. Commission on State Mandates, the State was appealing an order to reimburse local school districts for special education programs. The potential liability to the State had been estimated at more than $1 billion. The
Commission on State mandates issued a decision in December
1998 determining that a portion, but not all, of the claims constituted state mandated local costs. The Commission is now developing parameters and guidelines for reimbursement.
The Department of Finance has not yet determined whether to seek judicial review of the Commission's decision.

    In State v. Stringfellow, the State is seeking recovery for cleanup costs of a toxic waste site presently owned by the State. The defendants, however, have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million.

    The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion.

    In Professional Engineers in California Government v. Wilson, the petitioners challenged transfers of funds from the State Highway Account and the Motor Vehicle Account to the General Fund. The Superior Court ruled in December 1998 that $30.7 million of the $258.2 million transferred from the State Highway Account to the General Fund violated the California Constitution. The court also invalidated $130.9 million transferred from the Motion Vehicle Account to the General Fund. The court ordered further briefing on the $130 million transfer from the State Highway Account to the Motor Vehicle Account. On April 30, 1999, the court found that the $130 million transfer from the State Highway Account to the Motor Vehicle Account also violated the California Constitution. The State will determine whether to appeal the ruling after a judgment has been issued.


    In Just Say No To Tobacco Dough Campaign v. State of California, the petitioners challenge certain appropriations from the Cigarette and Tobacco Products Surtax Fund. If the State loses, the General Fund would be used to reimburse the Surtax Fund for approximately $166 million. The superior court issued an order in December 1998, granting the State's demurrer to the entire action and dismissing the case. The superior court thereafter reconsidered its ruling and allowed plaintiffs to amend their complaint. The State has demurred to the amended complaint and is awaiting the hearing before the court. c

    In Emily Q., et al. v. Belshe, et al., the plaintiffs are seeking a change in early screening procedures for children with mental health needs. The lawsuit is limited to Los Angeles County. The government has filed an answer in this case. An adverse outcome is possible with the potential liability of $500 million per year.
    On December 24, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to school districts beginning in 1993-94, is a reimbursable state mandated cost. The test claim was heard on October 29, 1998, and the Commission found in favor of the State.
In March, 1999, Sonoma County filed suit in the Superior Court to overturn the Commission's decision. The State is contesting this lawsuit. Should the courts find in favor of the counties, the impact to the State General Fund could be as high as $10.0 billion with an annual Proposition 98 General Fund cost of at least $3.6 billion. This cost would grow in accordance with the annual assessed value growth rate.

    In Howard Jarvis Taxpayers Association et al. v. Kathleen Connell, plaintiffs filed a compliant for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. The matters are now pending before the Court of Appeals. Briefs are being submitted; no date has yet been set for oral argument.

    In Capitola Land v. Anderson and other related state and federal cases, plaintiffs sought payments from the State under the AFDC-Foster Care program. Judgment was rendered against the State in Capitola, which the State appealed and lost. The State then filed a state plan amendment with the federal Department of Health and Human Services to enable the State to comply with the Capitola ruling and receive federal funding. The DHHS denied the state plan amendment, and the State has filed suit against DHHS. The Legislature also enacted a statute which required federal funding in order to comply with the Capitola judgment. The State then refused to implement the Capitola judgment based on the new statute. Certain plaintiffs moved for an order of contempt against the State, which was granted by the trial court, but was stayed and annulled by the Court of Appeal. The plaintiffs are petitioning the California Supreme Court for review. If as a result of this litigation, compliance with the Capitola judgment is required and the judgment is applied retroactively, liability to the State could exceed $200 million.

Year 2000

    The State's reliance on information technology in every aspect of its operations has made Year 2000-related information technology ("IT") issues a high priority for the State. The Department of Information Technology ("DOIT"), an independent office reporting directly to the Governor, is responsible for ensuring the State's information technology processes are fully functional before the Year 2000. The DOIT has created a Year 2000 Task Force and a California 2000 Office to establish statewide policy requirements; to gather, coordinate, and share information; and to monitor statewide progress. In December 1996, the DOIT began requiring departments to report on Year 2000 activities and currently requires departmental monthly reporting of Year 2000 status. The DOIT has emphasized to departments that efforts should be focused on applications that support mission-critical business practices.

    In its quarterly report for the period ending December 31, 1998 the DOIT unveiled the new administration's strategy for addressing Year 2000 issues. The key components of this strategy include centralization and coordination of the State's Year 2000 efforts, delivery of essential services and emergency preparedness, elimination of obstacles and barriers in an effort to streamline the current funding request process, and broad-based collaboration across public and private sectors through a comprehensive communication plan.

    Although substantial progress has been made toward the goal of Year 2000 compliance, the task is very large and will likely encounter unexpected difficulties. The State cannot predict whether all mission critical systems will be ready and tested by late 1999 or what the impact failure of any particular IT system(s) or of outside interfaces with IT systems might have.

CONNECTICUT PORTFOLIO

    The following is based on information obtained from an Official Statement, dated June 15, 1999, relating to $3000,000,000 State of Connecticut General Obligation Bonds (1999 Series A), the Information Supplement to the Annual Information Statement of the State of Connecticut dated June 22, 1999, and the Annual Information Statement of the State of Connecticut dated December 4, 1998, modified January 26, 1999.

General Fund Budgets

    1995-96 Operations The Comptroller's August 30, 1996 annual report indicated a 1995-96 General Fund surplus of $250 million. This surplus is primarily the result of higher than anticipated revenue collections of $274.1 million above original budget projections. The most significant contributor to this increase was the personal income tax for which estimates were revised upward by $182.4 million. The improved revenue results are offset somewhat by Medicaid expenditures anticipated to be higher than appropriations and costs associated with settlements in lawsuits against the State. Up to $89.5 million of the fiscal 1995-96 surplus shall be deemed to be appropriated to the Economic Recovery Fund to meet the fiscal 1996-97 debt service payments on the Economic Recovery Notes. No assurances can be given that an audit will not indicate changes in the actual 1995-96 General Fund result as reported by the Comptroller.


General Fund Budgets

1996-97 Operations The Comptroller's August 29, 1997 annual report indicated a 1996-97 General Fund surplus of over $262 million. State spending ended the year $150.3 million over budget; however, the higher than anticipated expenditures
were more than offset by strong revenue receipts.   State
income tax receipts ended the year $261.9 million over budget despite income tax reductions that became effective during the fiscal year and total tax refunds were $91.5 million under original budget projections owing to large capital gains that reduced or eliminated anticipated refunds. $166.7 million of the fiscal 1996-97 surplus shall be deemed to be appropriated to the Economic Recovery Fund, thereby retiring the principal and interest debt on the Economic Recovery Notes. The remaining $95.9 million of the surplus has been reserved for transfer to the Budget Reserve Fund which, with these additional monies, will total $336.9 million. No assurances can be given that an audit will not indicate changes in the actual 1996-97 General Fund result as reported by the Comptroller.

    1997-98 Operations  Per Section 3-115 of the Connecticut
General Statutes, the Comptroller must submit on an annual basis a budgetary report for the previous fiscal year.

    The Report of the State Comptroller for the Fiscal Year ended June 30, 1998 indicated that under the state's current modified cash basis of accounting, the General Fund posted a net Fiscal Year 1998 surplus of $312,911,356, the highest dollar surplus since Fiscal Year 1987. Fiscal Year 1998 General Fund expenditures inclusive of federal and other grant accounts increased by 5.6% over the prior fiscal year. This increase is more than three times the rate of general inflation and, therefore, represents a historically high level of adjusted spending growth. During Fiscal Year 1998, General Fund appropriations rose $487,462,994 above the budget plan. The higher than anticipated General Fund expenditures were more than offset by revenues that were 6.4% above the prior fiscal year's receipts. The higher revenues were led by a 15.6% rise in gross income tax receipts and a 6.2% increase in the sales tax receipts. The income tax finished Fiscal Year 1998 $461.1 million over budget expectations. The sales tax was $77.6 million over budget. These two tax sources contributed 63% of all General Fund revenue. A strong economy explains the phenomenal growth in revenues.

    1998 - 1999 Operations The adopted budget for fiscal year 1998 - 1999 anticipated General Fund expenditures of
$9,972.1 million, General Fund revenues of $9,992.0 million and an estimated General Fund surplus of $19.9 million.
As of May 31, 1999, the Office of Policy and Management estimates 1998-1999 fiscal year General Fund revenues of $10,593.1 million, General Fund expenditures of $10,562.1 million and an estimated revenue operating surplus of $31.0 million. The estimates, as modified due to legislative action, have been revised upward by $601.1 million from the enacted budget plan and estimated expenditures have been revised upward by $590.0 million.

1999-2000 Operations

    The adopted budget for fiscal year 1999-2000 anticipates General Fund revenues of $10,646.0 million. For fiscal year 2000-01, the adopted budget anticipates General fund revenues of $11,090.0 million and General Fund expenditures of $11,085.2 million for a surplus of $4.8 million. The adopted budget is within the expenditure limits prescribed by Article XXVIII of the Amendments to the Constitution of the State of Connecticut in conjunction with Section 2-33a of the General Statures, $68.5 million below the cap in fiscal year 1999-2000 and $59.3 million below the cap in fiscal year 2000-01.

    The adopted budget makes several modifications to the State's tax law. These changes total approximately $105 million in fiscal year 1999-2000 and $170 million in fiscal year 2000-01. Over the biennium the most significant change is the increase in the income tax credit for property taxes paid from the current $350 per filer to $425 per filer in income year 1999 and $500 per filer in income year 2000. Other major changes included a reduction in taxes paid by hospitals and the exemption of various items from he sales tax. Finally, the adopted budget anticipates that a portion of the proceeds from the tobacco case settlement will be deposited into the General Fund. Over the biennium, the State's anticipated receipts from the settlement are projected to total approximately $300 million of which $78.0 million will be deposited into the General Fund in fiscal year 1999-2000 and $150.3 million will be deposited into the General Fund in fiscal year 2000-01.

onomic Overview

    Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s and lower growth in the 1990s; and employment which although rising, still remains below the levels achieved in the late 1980s as manufacturing employment has declined and non-manufacturing employment has only recently surpassed the employment levels of the late 1980s.

      For 1997, Connecticut experienced a 2.07 percent growth rate in its non-agricultural employment compared with a 2.58 percent growth rate for the nation. The fastest growing private industries are services, and wholesale and retail trade. Small business is fueling much of the growth in these industries. During 1996, Connecticut added a net total of 33,000 nonfarm jobs. This is the strongest job
growth performance since the end of the recession.   For the
first six months of 1998, (the latest data available) the unemployment rate in the state was 3.9 percent compared to
4.5 percent for the nation. However, there are still areas of very high unemployment throughout the state, especially in the larger urban centers.

    Connecticut has a high level of personal income. Historically, its average per capita income has been among the highest in the nation. For 1997, Connecticut's average per capita income was 43.7 percent higher than the national average. According to projections made by the U.S. Department of Commerce through the year 2045, Connecticut is expected to continue to rank first in the nation in state per capita income throughout the projected period.

    Connecticut forecasts project continued moderate growth for the State's economy through 1999.

State Indebtedness

    There can be no assurance that general economic difficulties or the financial circumstances of Connecticut or its towns and cities will not adversely affect the market value of its obligations or the ability of Connecticut issuers or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    The State has established various statewide authorities and two regional water authorities, one of which has since become independent, to finance revenue-producing projects, five of which statewide authorities have the power to incur, under certain circumstances, indebtedness for which the State has contingent or, in limited cases, direct liability. In addition, recent State statutes have been enacted and implemented with respect to certain bonds issued by the City of Bridgeport for which the State has contingent liability and by the City of West Haven for which the State has direct guarantee liability.

    Connecticut has no constitutional limit on its power to issue obligations or incur indebtedness other than that it may only borrow for public purposes. In general, Connecticut has borrowed money through the issuance of general obligation bonds for the payment of which the full faith and credit of the State are pledged. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against Connecticut.

    Connecticut is a high debt state. Net state bonded debt increased to $9.3 billion at the end of Fiscal Year 1998. This represented a 3 percent of $248 million increase over the previous year. Per capita net bonded debt has now reached $2,774. In addition to debt on bonds, the state has unfunded pension obligations, unfunded payments to employees for compensated absences, unfunded workers compensation payments, and capital leases. These additional long-term obligations being total state debt to $16.3 billion, a $357 million increase over the previous year.

Litigation

    The State, its officers and employees, are defendants in numerous lawsuits. The Attorney General's Office has reviewed the status of pending lawsuits and reports that an adverse decision in certain cases could materially affect the State's financial position.

Year 2000

    The State has coordinated a review of its Year 2000 exposures through its Department of Information Technology ("DOIT"). In general terms, the Year 2000 problem arises from the fact that many existing computer systems and other equipment containing data sensitive imbedded technology (including non-information technology equipment and systems) use only two digits to identify a year in the date field, with the assumption that the first two digits of the year are always "19".

    To date, DOIT has assessed approximately 1,360 computer systems (of the State's approximately 1,500 systems) of which 770 have been categorized as mission critical. As of October 31, 1998, 63% of the programs in mission critical systems had been completed.

    The State legislature approved $15.0 million in bonding in 1997-98 for equipment and related costs of the Year 2000 issue. An additional $80 million was appropriated to DOIT as part of the 1998-99 Mid-term Budget Adjustments. The amount of estimated additional funds needed may increase as assessment, remediation and testing result in additional work requirements.

NEW JERSEY PORTFOLIO

    The following is based on information obtained from an Official Statement, dated August 1, 1999, relating to
$428,390,000 State of New Jersey General Obligation Bonds, consisting of $349,770,000 State of New Jersey General
Obligation Bonds, Refunding Bonds (Series F) (tax-exempt) and $78,620,000 General Obligation Bonds, Refunding Bonds
(Series G) (taxable for federal income tax purposes).

Economic Climate

    New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,094 persons per square mile, it is the most densely populated of all the states. Between 1980 and 1990 the annual population growth rate was 0.51 percent and between 1990 and 1998 the growth rate accelerated to .58 percent. While this rate of growth compared favorably with other Middle Atlantic States, it was less than the national rate of increase. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

    The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.

    During 1998 a continuation of the national business expansion, a strong business climate in New Jersey and positive developments in surrounding metropolitan areas were major sources of State economic growth.

    Average employment in 1998 increased by 76.5 thousand jobs compared to 1997. Job gains were spread across a number of industries with particularly strong growth in business services (20,900) in wholesale and retail trade
(18,000).

    For the last decade, New Jersey's job growth has been concentrated in five clusters of economic activity -- high technology, health, financial, entertainment and logistics. One of every three of the State's workers are in these sectors, and as a whole these sectors accounted for a 19 percent increase in employment over the past decade compared



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

to a four percent employment growth for all other State industries.

    Personal income in New Jersey, spurred by strong labor markets increased by 5.4 percent in 1998, a rate comparable to the national rate of increase. As a result, retail sales rose by an estimated 6.2 percent. Low inflation, now less than 2 percent, continues to benefit New Jersey consumers and businesses and low interest rates boost housing and consumer durable expenditures. Home building had its best year of the decade.

    Joblessness fell in terms of both its absolute level and its rate, and by the end of 1998, New Jersey's unemployment rate was at or below that of the nation.

    The outlook for 1999-00 is for continued, although more moderate economic growth. Job gains in the State may be constrained at times by labor shortages in skilled technical areas, will be in the 50,000 range and personal income growth will slow to an average of 4.3%.

    Major caveats and uncertainties in the economic forecast for 1999-00 have increased. The national conditions in energy, agriculture and manufactured exports, particularly to Asian markets, are threats to the U.S. economy. However, these areas of economic activity are under-represented in New Jersey and hence the State has been able to avoid the immediate and direct effect of those problems.

    Other areas of concern include possible significant shifts in consumer and investor confidence, unstable and potentially deflationary international economic conditions, and the prospect of leaner profits for U.S. corporations.
In addition, the restructuring of major industry will continue spurred by the imperative of cost containment, globalization of competition, and deregulation. Thus, 1999-00 contains more risk than the recent past, but the momentum and measures of the State's economic health are favorable.

    The New Jersey outlook is based largely on expected national economic performance and on recent State strategic policy actions aimed at infrastructure improvements, effective education and training of the workforce, and those maintaining a competitive business climate. Investments in each of these policy areas are seen as vital to maintaining the long-term health of the State's economy.

Financial Condition

    The State Constitution provides, in part, that no money may be drawn from the State Treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

    Should it appear that revenues will be less than the amount anticipated in the budget for a fiscal year, the Governor may take steps to reduce State expenditures. The
State Constitution additionally provides that no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

    For the fiscal year ended June 30, 1998, the undesignated fund balances for all funds were projected to be $1.26 billion, an increase of $150.3 million from fiscal year 1997. The undesignated fund balances for all funds are estimated to be $1.11 billion for fiscal year 1999.
Revenues for the General Fund, in which the largest part of the financial operations of the state is accounted for, were $11.17 billion for fiscal year 1998 and are estimated to be $11.46 billion in fiscal year 1999.

State Indebtedness

    The New Jersey Sports and Exposition Authority (the "Sports Authority") has issued $ State guaranteed bonds of which $99,510,000 were outstanding as of June 30, 1999. The State believes that the revenue of the Sports Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to the State's guarantee.

    Legislation enacted in 1992 by the State authorizes the Sports Authority to issue bonds for various purposes payable from State appropriations. Pursuant to this legislation, the Sports Authority and the State Treasure have entered into an agreement (the "State Contract") pursuant to which the Sports Authority will undertake certain projects, including the refunding of certain outstanding bonds of the Sports Authority, and the State Treasurer will credit to the Sports Authority amounts from the General Fund sufficient to pay debt service and other costs related to the bonds. The


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

payment of all amounts under the State Contract is subject to and dependent upon appropriations being made by the State Legislature. As of June 30, 1999 there were approximately $571,360,000 aggregate principal amount of Sports Authority bonds outstanding, the debt service on which is payable from amounts credited to the Sports Authority Fund pursuant to the State Contract.

    In July 1984, the State created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of the State organized and existing under the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of the State's share of the cost of improvements to the State's transportation system. Pursuant to the TTFA Act, the principal amount of the TTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed $700 million plus amounts carried over from prior fiscal years, except that pursuant to legislation adopted in June 1999 the amount of such debt has been increased to $900 million for Fiscal Year 2000. These bonds are special obligations of the TTFA payable from the payments made by the State pursuant to a contract between the TTFA, the State Treasurer and the Commissioner of Transportation. As of June 30, 1999, there were approximately $3,738,030,000 aggregate principal amount of TTFA issues outstanding including $347,655,000 grant anticipation notes issued by the New Jersey Transit Corporation ("NJT"). To the extent these notes are not paid by NJT, these notes are payable by the TTFA pursuant to a Standby Deficiency Agreement entered into by the TTFA and the Trustee for the notes. The Standby Deficiency Agreement was issued on a parity with all bonds issued by the TTFA.

    Pursuant to legislation, the New Jersey Economic Development Authority (the "EDA") has been authorized to issue Economic Recovery Bonds, State Pension Funding Bonds and Market Transition Facility Bonds. The Economic Recovery Bonds have been issued pursuant to legislation enacted in 1992 to finance various economic development purposes. Pursuant to that legislation, EDA and the State Treasurer have entered into an agreement (the "ERF Contract") through which EDA has agreed to undertake the financing of certain projects and the State Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to the State under an agreement with the port Authority of New York and New Jersey. The payment of all amounts under the ERF Contract is subject to and dependent upon appropriations being made by the State Legislature. As of June 30, 1999 there were approximately

$224,572,868 aggregate principal amount of Economic Recovery
Fund Bonds outstanding.

    Legislation enacted in June 1997 authorizes the EDA to issue bonds to pay a portion of the State's unfunded accrued pension liability for the State's retirement systems (the "Unfunded Accrued Pension Liability"), which, together with amounts derived from the revaluation of pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the Unfunded Accrued Pension Liability. The Unfunded Accrued Pension Liability represents pension benefits earned in prior years which, pursuant to standard actuarial practices, are not yet fully funded. On June 30, 1999, the EDA issued $2,797,004,765 aggregate principal amount of State Pension Funding Bonds. The EDA and the State Treasurer have entered into an agreement which provides for the payment to the EDA of monies sufficient to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the State Legislature.

    The Market Facility Bonds have been issued pursuant to legislation enacted June 1994 to pay the current and anticipated liabilities and expenses of the market transition facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis. As of June 30, 1999, there were approximately $640,055,000 aggregate principal amount of Market Transition Bonds outstanding.

    The authorizing legislation for certain State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a State appropriation in the amount of the deficiency is to be made. However, the State legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible State entities. "Moral obligation" bonded indebtedness issued by State entities as of June 30, 1998 stood at an aggregate principal amount of $658,084,400. Of this total, $372,859,400 was issued by the New Jersey Housing and Mortgage Finance Agency. This Agency has never had a deficiency in a debt service reserve fund that required the State to appropriate funds to meet its "moral obligation," and it is anticipated to earn sufficient revenues to cover debt service on its bonds. The Higher Education Assistance Authority and the South Jersey Port Corporation issued moral obligation indebtedness in aggregate principal amounts of $208,550,000 and $76,675,000, respectively. It is anticipated that the Higher Education Assistance Authority's revenues will be sufficient to cover debt service on its bonds. However, the State has periodically provided the South Jersey Port Corporation with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

Litigation

    At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Claims Act. The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases and intends to defend these suits vigorously. Among them are suits challenging: (a) the State's compliance with the Clear Water Act and Resource Conservation Act at Liberty State Park; (b) the constitutionality of annual A-901 hazard and solid waste licensure renewals fees collected by the Department of Environmental Protection and Energy; (c) the State's compliance with the court order in Abbot v. Burke to close the spending gap between poor urban and wealthy school districts; (d) the constitutionality of the State's system of funding for its schools; (e) the use of monies collected under the Fair Automobile Insurance Reform Act of 1990 through assessments on insurers licensed or admitted to write property and casualty insurance in the State; (f) violations of the Americans with Disabilities Act of 1990 and discrimination charges against the State Department of Corrections; (g) the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act; (h) Medicaid hospital reimbursement since 1995; (i) efforts to revitalize Atlantic City through the design and construction of a highway and tunnel; (j) the funding mechanisms, including the gross receipts tax, the parking tax and the Atlantic City fund, for the Casino Reinvestment Development Authority; (k) nonpayment of Medicare co-insurance and deductibles by the State Medicaid program from 1988 to February 10, 1995; (l) the Camden country solid waste procurement process; (m) the constitutionality, under the State constitution, of the "family cap" provisions of the



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

State Work First New Jersey; and (n) the $10 per adjusted hospital admission charges imposed by New Jersey law.

Year 2000

    A well-established standard in the computer industry governing traditional programming practices is expected to result in many computer systems being unable to recognize dates beyond the year 1999. As a result, computers worldwide may begin to malfunction by producing erroneous data or failing completely as the year 2000 draws near. The State has implemented a plan to address the Year 2000 data processing problem and to ensure the continuation of government operations into the Year 2000 and beyond. Planning for the Year 2000 commenced in 1997 with the requirement that the various State departments submit comprehensive three year action plans identifying all Year 2000 impacts, strategies and timeframes for addressing these impacts and estimates of cost. In addition, external parties have been requested to submit their plans for addressing the Year 2000 problem in order to fulfill their contractual and fiduciary responsibilities to the State.

    As of May 31, 1999, the testing, validation and implementation of 83 percent of all centrally maintained State systems was complete. Departmental systems are in varying stages of implementation. The total estimated cost to the State to achieve Year 2000 compliance is $120 million of which approximately $81.1 million of expenditures were incurred as of May 31, 1999.

VIRGINIA PORTFOLIO

    The following is based on information obtained from an Official Statement, dated June 1, 1999, relating to
$59,495,000 Virginia College Building Authority, Educational
Facilities Revenue Bonds, Series 1999.

    Economic Climate

    The Commonwealth's 1997 population of 6,737,500 was 2.5 percent of the United States' total. Among the 50 states, it ranked twelfth in population. With 39,598 square miles of land area, its 1997 population density was 170 person per square mile, compared with 73 persons per square mile for the United States.

    The Commonwealth is divided into five distinct regions-
-a coastal plain cut into peninsulas by four large tidal rivers, a piedmont plateau of rolling farms and woodlands, the Blue Ridge Mountains, the fertile Shenandoah Valley and


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

the Appalachian plateau extending over the southwest corner of the Commonwealth. Approximately one-third of all land in Virginia is used for farming and other agricultural services. This variety of terrain, the location of the Commonwealth on the Atlantic Seaboard at the southern extremity of the northeast population corridor and its close proximity to the nation's capital have had a significant influence on the development of the present economic structure of the Commonwealth.

         The largest metropolitan area is the Northern Virginia portion of the Washington, D.C. metropolitan area. This is the fastest growing metropolitan area in the Commonwealth and had a 1997 population of 2,007,400. Northern Virginia has long been characterized by the large number of people employed in both civilian and military work with the federal government. However, it is also one of the nation's leading high-technology centers for computer software and telecommunications.

         According to the U.S. Department of Commerce, Virginians received over $168 billion in personal income in 1996. This represents a 70.7 percent increase over 1987 while the nation as a whole experienced a gain of 70.6 percent for the same period. In 1996, Virginia had per capita income of $25,255, the highest of the Southeast region and greater than the national average of $24,436. Virginia's per capita income rose from 94 percent to 103 percent of the national average from 1970 to 1996. From 1987 to 1996, Virginia's 4.9 percent average rate of growth in personal per capita income was slightly less than the national rate of growth. Much of Virginia's per capita income gain in these years has been due to the continued strength of the manufacturing sectors, rapid growth of high-technology industries, basic business services, corporate headquarters and regional offices and the attainment of parity with the nation in labor force participation rates.

         More than 3 million residents of the Commonwealth are in the civilian labor force, which includes agricultural and nonagricultural employment, the unemployed, the self-employed and residents who commute to jobs in other states.. Services, the largest employment sector, accounted for 30.9 percent of nonagricultural employment in 1998, and has increased by 23.3 percent from 1994-1998, making it the fastest growing sector in the Commonwealth. Manufacturing is also a significant employment sector, accounting for 12.2 percent of nonagricultural employment in 1998. The industries with the greatest manufacturing employment are transportation equipment, textiles, food processing, printing, electric and electronic equipment, apparel, chemicals, lumber and wood products and machinery. Employment in the manufacturing sector decreased 2.2 percent from 1992 to 1996.

         Virginia generally has one of the lowest unemployment rates in the nation, according to statistics published by the U.S. Department of Labor. During 1997, an average of 4.0 percent of Virginia's citizens were unemployed as compared with the national average which was 4.9 percent.

         Virginia is one of twenty states with a Right-to-Work Law and has a record of good labor management relations. Its favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences.

         Virginia is one of the least unionized of the more industrialized states. Three major reasons for this situation are the Right-to-Work Law, the importance of manufacturing industries such as textiles, apparel, electric and electronic equipment and lumber which are not highly organized in Virginia and the importance of federal civilian and military employment. Typically the percentage of nonagricultural employees who belong to unions in the Commonwealth has been approximately half the U.S. average.

         Financial Condition

         The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires the Governor to ensure that expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the appropriations are made. An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. The Revenue Stabilization Fund is used to offset, in part, anticipated shortfalls in revenues in years when appropriations, based on previous forecasts, exceed expected revenues in subsequent forecasts. As of June 30, 1998, $224,261,000 was on deposit in the Revenue Stabilization Fund.
In addition, $123,834,000 of the General Fund balance on June 30, 1998 was reserved for deposit in the Revenue Stabilization
Fund.

         Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues. Certain bonds issued by certain authorities that are designed to be self-supporting from their individual loan programs are secured in part by a moral obligation pledge of Virginia. Virginia may fund deficiencies that may occur in debt service reserves for moral obligation debt. To date, these authorities have not requested that the Commonwealth fund reserve deficiencies for this debt. There are also several authorities and institutions of the Commonwealth that issue debt for which debt service is not paid through appropriations of state tax revenues and for which there is no moral obligation pledge to consider funding debt service or reserve fund deficiencies.



         On December 19, 1997, the outgoing Governor presented to the General Assembly the 1998-2000 Budget Bill for the 1998-2000 biennium. The 1998-2000 Budget Bill presented by the Governor provided about $2,242.1 million in operating increases from the general fund above fiscal year 1998 appropriation levels. Of this amount $211.4 million was for deposit to the Revenue Stabilization Fund. The remainder provided for increases in K-12 education ($874.2 million), higher education ($345.5 million), public safety, economic development, health and human resources and natural resources. The 1998-2000 Budget Bill also provided $350 million in funding for tax reductions, including $260 million for the first installment of a proposal to eliminate the personal property tax on the personal use vehicles valued up to $20,000 and a proposal to eliminate the sales tax on non-prescription drugs. In addition to increases to operating funds, the 1998-2000 Budget Bill provided $532.8 million in pay-as-you-go funding for capital projects.

         On January 26, 1998, the incoming Governor submitted amendments to the introduced 1998-2000 Budget Bill to fund his commitments to provide additional teachers in K-12 classrooms ($35.1 million) and to eliminate the personal property tax on personal use vehicles valued up to $20,000 ($233.2 million). His amendment also made minor adjustments, many of them based on updated information available since the 1998-2000 Budget Bill was introduced. Revenue adjustments included a revised estimate of general fund revenue, a revised accounting for interest earnings, and elimination of a Lottery Special Reserve Fund.

         The 1998-2000 Budget Bill enacted by the 1998 General Assembly in its 60-day Session, which began January 14, 1998, included $447 million for personal property tax relief and $80.8 million for local school construction and repair. The Governor signed the 1998-2000 Budget Bill into law on April 14, 1998. The 1998-2000 Budget Bill became the 1998-2000 Appropriation Act and its provisions went into effect on July 1, 1998.

         Litigation

         The Commonwealth, its officials and employees are named as defendants in legal proceedings which occur in the normal course of governmental operations, some involving substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, the ultimate liability


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resulting from these suits is not expected to have a material, adverse effect on the financial condition of the Commonwealth.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits.

         In Harper v. Department of Taxation, commenced in 1989, federal retirees sought refunds of state income taxes during 1985-1988. In a Special Session in 1994, the General Assembly passed emergency legislation to provide payments in five annual installments to federal retirees in settlement of their claims for overpaid taxes. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of June 30, 1997, the estimated total cost to the Commonwealth for the settlement was approximately $316.2 million.

         On September 15, 1995, the Virginia Supreme Court rendered its decision in Harper, reversed the judgment of the trial court, entered final judgment in favor of the plaintiff retirees who elected not to settle, and directed that the amounts unlawfully collected be refunded with statutory interest. The total cost of refunding all Virginia income taxes paid on federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $329 million ($250.2 in respect of the settlement and the entire $78.7 million in respect of the judgment) has been paid, leaving $66 million payable in respect of the settlement. This final payment was originally scheduled to be paid on March 31, 1999. During the 1998 Session of the General Assembly, legislation was approved providing for the early payment of the remaining balance on September 20, 1998, (subject to appropriation) and providing that the undesignated and unreserved general fund balance is met on August 15, 1998. Since such balances were not met, a special installment payment of 52.8592 percent of the remaining balance (approximately $34.88 million) was made on September 30, 1998 with payment of the final balance ($31.1 million) made on March 31, 1999.

Year 2000

         Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, these programs could


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

fail or create erroneous results by or at the Year 2000. On December 1, 1996, the Governor through Executive Memorandum 2-96, established the Century Date Change Initiative (CDCI) within the Commonwealth to resolve computer problems associated with the arrival of the Year 2000. As of June 30, 1998, the Commonwealth had incurred approximately $682 million in Year 2000 related costs and it was estimated by the CDCI Project office that approximately $96.3 million of additional costs would be required to complete the assessment, remediation, testing, validation and implementation of systems to ensure Year 2000 compliance. As of December 31, 1998 the Commonwealth had incurred approximately $969 million in Year 2000 related costs and it was estimated by the CDCI Project office that approximately $87.7 million of additional costs would be required to ensure Year 2000 compliance.

FLORIDA PORTFOLIO

         The following is based on information obtained from an Official Statement, dated April 15, 1999, relating to $21,175,000
State of Florida, Department of Management Services, Florida
Facilities Pool Revenue Bonds, Series 1999A.

Economic Climate

         As of April 1, 1997, Florida is the fourth most populous state in the nation with an estimated population of 14.7 million. Strong population growth is the fundamental reason why Florida's economy has typically performed better than the nation as a whole. Since 1990, U.S. population has increased about 1.0% annually, while Florida's population has averaged a 1.8% annual increase. Florida has been and continues to be one of the fastest growing of the largest states.

         Many of the nation's senior citizens choose Florida as their place of retirement. The State, however, is also recognized as attracting a significant number of working age people. In recent years, the prime working age population (18-
64) has grown at an average annual rate of more than 2.0%. Florida's economic assets, such as competitive wages and low per capital taxes, have attracted new businesses and created many new job opportunities.

         Over the years, Florida's total personal income has grown at a strong pace and outperformed both the U.S. and other southeastern states. The increase in Florida's total personal income directly reflects the State's population increase. Florida's per capital personal income has been closely tracking the national average for many years. From 1992 to 1997, Florida's total nominal personal income grew by 36.6% and per capital income expanded approximately 25.9%. For the nation,


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

total and per capital personal income increased by 30.2% and 24.1%, respectively.

         Sources of personal income differ in Florida from that of the nation and the southeast. Because Florida has an older and proportionally larger retirement population, property income (dividends, interest, and rent) and transfer payments (social security, retirement, disability, unemployment insurance, workers' compensation, veterans and miscellaneous) are a relatively more important source of income. A positive aspect of greater reliance on property income and transfer payments is that they are less sensitive to the business cycle and act as a stabilizing force in weak economic periods.

         Since 1991, Florida's population increased 11.5%, while the number of employed persons increased 13.3%. In spite of Florida's rapid population growth, employment has grown even faster. The nonfarm job creation rate for Florida's nonfarm jobs have increased by 21.2% while U.S. nonfarm jobs increased only 12.9%. Contributing to Florida's rapid rate of growth in employment and income are international trade and structural changes to the economy. The State is gradually becoming less dependent on employment related to construction, agriculture, and manufacturing, and more dependent on employment related to trade and services. Presently, services constitute 34.9% and trade 25.6% of the State's total nonfarm jobs.


Fiscal Matters

         On November 8, 1994 a constitutional amendment was ratified by the voters which limits the growth in state revenues in a given fiscal year to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the legislature vote to raise the limit. The limit is based on actual revenues from the prior fiscal year . State revenues are defined as taxes, licenses, fees, charges for services imposed by the Legislature on individuals, business or agencies outside of state government and revenue from the sale of lottery tickets.

         Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under current law, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues each State fiscal Year.

         The financial needs of the State are addressed by legislative appropriations through the use of three fund types:


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

the General Revenue Fund, trust funds, and the Working Capital Fund. In addition, Article III of the Florida Constitution establishes a fourth fund type known as the Budget Stabilization Fund. The trust funds received by the state consist of monies which are designated for an authorized purpose. New trust funds may not be created without the approval of three-fifths of the membership of each house of the Legislature; and all trust funds, with limited exception, terminate after four years unless reenacted. Revenues in the General Revenue Fund, which are in excess of the amount needed to meet appropriations, may be transferred to the Working Capital Fund.

         In fiscal year 1996-1997, Florida derived an estimated 67 percent of its total direct revenues from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Florida does not currently impose an individual income tax. The greatest single source of tax receipts in Florida is the sales and use tax, accounting for 68 percent of general revenue funds available. For the fiscal year 1998, receipts from this source were $11,829 million.

         In fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization Funds available totalled $16,617.4 million, a 6.7 percent increase from fiscal year 1995-96. The $15,568.7 million in Estimated Revenues represents a 6.3 percent increase from the analogous figures in 1995-96. With combined General Revenue, Working Capital Fund and Budget Stabilization Fund appropriations at $15,537.2 million unencumbered reserves at the end of 1996-97 were estimated at $1,080.2 million.

         For fiscal year 1997-98, the General Revenue plus
Working Capital and Budget Stabilization Funds available total
$17,553.9 million, a 5.6 percent increase over 1996-97.  The
$16,321.6 million in Estimated Revenues represented a 4.8 percent increase over the analogous figure in 1996-97.

         For fiscal year 1998-99, the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $19,481.8 million, a 5.2% increase over 1997-98. The $17,779.5 million in Estimated Revenues represent a 5.0% increase over the analogous figure in 1997-98. With combined General Revenue, Working Capital Fund, and Budget Stabilization Fund appropriations at $18,222.0 million, including a $100.9 million transfer to the Budget Stabilization Fund, unencumbered reserves at the end of 1998-99 are estimated at $1,360.7 million.

         For fiscal year 1999-00, the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $20,133.9 million, a 3.3% increase over 1998-99. The



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

$18,555.2 million in Estimated Revenues represent a 4.4% increase over the analogous figure in 1998-99.

         The Florida Constitution places limitations on the ad valorem taxation of real estate and tangible personal property for all county, municipal or school purposes, and for water management districts. Counties, school districts and municipalities are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. The State does not levy ad valorem taxes on real property or tangible personal property. These limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. The Florida Constitution and the Florida Statutes provide for the exemption of homesteads from all taxation, except for assessments for special benefits, up to the assessed valuation of $5,000. For every person who is entitled to the foregoing exemption, the exemption is increased to a total of $25,000 of assessed valuation for taxes levied by governing bodies.

Year 2000

         Some of the computer hardware and software and embedded technology used by the State may not have been designed to recognize calendar years after 1999 - the so-called "Year 2000 problem."

         In 1997, the Governor's Office of Planning and
Budgeting, the Senate, and House of Representatives created a Year 2000 Task Force to provide direction to state agencies for addressing potential Year 2000 date change problems.

         The Year 2000 Task Force has established a monthly progress reporting system to monitor remediation in state agencies, with a special emphasis on top priority systems and agencies where the impact of potential difficulties is the highest, based on the number of citizens affected, projected failure date, if any, and cost to renovate. The top priority systems include systems relating to sales taxes, central accounting, intangibles taxes and payroll. At the end of February 1999, agency progress reports showed that Florida had completed 99% of the total agency work estimated to be required to remediate Year 2000 date calculations in State-developed or contracted systems and that the top priority systems had 97% of the required work completed. Remediation of the State's computer systems is expected to cost from $75 to $90 million. The State has allocated $81 million in state funds and has received an additional $12 million in federal grants for this purpose.





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

MASSACHUSETTS PORTFOLIO

         The following was obtained from an Official Statement, dated May 19, 1999, relating to $250,000,000 General Obligation Bonds, Consolidated Loan of 1999, Series B and The Commonwealth of Massachusetts, Information Statement dated February 16, 1999.

Economic Climate

         Massachusetts is a densely populated state with a well-educated population, comparatively high income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty years, significant changes have occurred in the age distribution of the population: dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over-age group in 2015 and 2025. Just as the working-age population has increased, income levels in Massachusetts since 1980 have grown significantly more than the national average, and a variety of measures of income show that Massachusetts residents have significantly higher rates of annual income than the national average. These high levels of income have been accompanied by a significantly lower poverty rate and, with the exception of the recession of the early 1990s, considerably lower unemployment rates in Massachusetts than in the United States since 1980. While economic growth in Massachusetts slowed considerably during the recession of 1990-1991, indicators such as retail sales, housing permits, construction, and employment levels suggest a strong and continued economic recovery.

         Per capita personal income for Massachusetts residents, was $31,207 in 1997, as compared to the national average of $25,298. While per capita personal income is, on a relative scale, higher in Massachusetts than in the United States as a whole, this is offset to some extent by the higher cost of living in Massachusetts.

         The Massachusetts services sector, with 35.9 percent of the non-agricultural work force in February 1999, is the largest sector in the Massachusetts economy. Government employment represents 13.3 percent of total non-agricultural employment in Massachusetts. While total employment in construction, manufacturing, trade, government, services, and finance, insurance and real estate declined between 1988 and 1992, the economic recovery that began in 1993 has been accompanied by increased employment levels. Since 1994, total employment levels in Massachusetts have increased at yearly rates greater than 2.0 percent. In 1998, employment levels in every industry increased or remained constant. The most rapid growth in 1997 came in the


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

construction sector and the services sector, which grew at rates of 7.6 percent and 3.9 percent, respectively. Total non-agricultural employment in Massachusetts grew at a rate of 1.9 percent in 1998.

         While the Massachusetts Unemployment Rate was significantly lower than the national average between 1979 and 1989, the economic recession of the early 1990s caused unemployment rates in Massachusetts to rise significantly above the national average. However, the economic recovery that began in 1993 has caused unemployment rates in Massachusetts to decline faster than the national average. As a result, since 1994 the unemployment rate in Massachusetts has been below the national average. The unemployment rate in Massachusetts has been consistently below that of the United States over the past twelve months, remaining near 4 percent before falling below 4 percent in October of 1997 and below 3 percent in February 1999.

         Between 1982 and 1988, the economies of Massachusetts and New England were among the strongest performers in the nation, with growth rates considerably higher than those for the national economy as a whole. Between 1989 and 1992, however, both Massachusetts and New England experienced growth rates significantly below the national average. Since then, the growth rates in Massachusetts and New England have improved relative to the nation. In 1995 and 1996, the economics of both Massachusetts and New England grew at a faster pace than the nation as a whole. For 1996, Massachusetts Gross State Product increased by 5.9 percent compared to 4.4 percent for the nation as a whole.

         The economy of Massachusetts remains diversified among several industrial and non-industrial sectors. In 1996, the three largest sectors of the economy (services, finance, insurance, real estate, and manufacturing) contributed 65.7 percent of the total Massachusetts Gross State Product.


         The downside risks for Massachusetts include the shortage of skilled labor, low net population growth which will further constrain job creation, and the prominence of the financial services industry in the economy coupled with a relatively high proportion of non-wage income, both of which are sensitive to the performance of the financial markets.

Financial Condition

         Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote


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

of the members of each house of the Legislature present and voting thereon.

         Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue bonds and notes for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either
(a) Commonwealth-supported debt, (b) Commonwealth-guaranteed debt or (c) indirect obligations.

         Debt service expenditures of the Commonwealth in Fiscal Year 1992 totaled $898.3 million, representing a 4.7 percent decrease from Fiscal Year 1991. Debt service expenditures for Fiscal Year 1994, Fiscal Year 1995, Fiscal Year 1996, Fiscal Year 1997 and Fiscal Year 1998 were $872.3 million, $953.0 million, $905.1 million, $997.6 million, and $1,079.3 million, respectively, and are projected to be $1,231.0 million for Fiscal Year 1999. In January 1990, legislation was enacted which imposes a 10 percent limit on the total appropriations in any fiscal year that may be expended for payment of interest on general obligation debt (excluding Fiscal Recovery Bonds) of Massachusetts.



         In Fiscal Year 1998, legislation was approved to construct a new convention center in Boston and to expand existing facilities in Worcester and Springfield. The projects will be furnished with increases in certain taxes on hotels and vehicle rentals, and the dedication of state taxes on new businesses in Boston's Convention Center Finance District. These new revenue sources will be sufficient to pay the interest on the general obligation notes that will be sold to finance construction. The notes will be permanently financed with special obligation revenue bonds when construction of the new facility is completed, probably in 2002.

         In Fiscal Year 1990, Massachusetts had a GAAP basis budget deficit of nearly $1.9 billion. That deficit margin steadily decreased and in 1995, the Commonwealth ended the year with a GAAP basis budget surplus of $287.4 million. In 1996, the GAAP basis budget surplus was $709.2 million and the statutory basis surplus was $1.1 billion.

         In Fiscal Year 1996, the Commonwealth Stabilization Fund was funded to its statutory limit of $543.3 million. An additional $232 million was available for deposit into the Fund but, because it had reached its statutory ceiling, these funds flowed into the Tax Reduction Fund, triggering a $150 million



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

income tax cut for Tax Year 1996 and an $84 million tax cut for Tax Year 1997.

          Actual Tax revenues for Fiscal Year 1997 totaled approximately $12.865 billion, a 6.8 percent increase, over Fiscal Year 1996. The Executive Office for Administration and Finance believes that much of the unanticipated growth in revenues was caused by stronger than expected economic growth and the increase in capital gains resulting from the strong stock market in calendar year 1996.

         The Fiscal Year 1998 budget was enacted based on a joint tax revenue estimate of $12.85 billion. The Secretary of Administration and Finance revised the fiscal 1998 tax revenue forecast to $13.06 billion on July 30, 1997, to $13.2 billion on October 15, 1997, to $13.154 billion on January 16, 1998 and to $13.3 billion on May 5, 1998. The January 16, 1998 estimate included an aggregate $6 million downward adjustment reflecting tax law changes enacted after October 15, 1997 and a $140 million downward adjustment reflecting a one-time change in the sales tax payment schedule. Final Fiscal Year 1998 revenues totaled $14.025 billion.

         The Fiscal Year 1999 budget was enacted on the basis of a consensus tax revenue forecast of $14.4 billion, as agreed by both houses of the legislative and the Secretary of Administration and Finance in May 1998. The tax cuts incorporated into the budget, valued by the Department of Revenue at $990 million in fiscal 1999, had the effect of rechecking the consensus forecast to $13.41 billion. On August 19, 1998, the Executive Office of Administration and Finance raised the fiscal 1999 tax estimate by $200 million to approximately $13.61 billion. The Fiscal Year 1999 tax estimate was raised again in the Governor's budget submission filed on January 27, 1999, to $14.0 billion.

         On January 27, 1999 the Governor filed his Fiscal Year 2000 budget recommendations with the House of Representatives. The proposal calls for budgeted expenditures of approximately $20.391 billion and total Fiscal Year 2000 spending of $20.556 billion after adjusting for shifts to and from off-budget accounts. The proposed Fiscal Year 2000 spending level represents a $405.2 million, or 2.0%, increase over projected total Fiscal Year 1999 expenditures of $20.151 billion. Budget revenues for Fiscal 2000 are projected to be $20.241 billion, or 3.2%, increase over the $19.699 billion forecast for Fiscal Year 1999. The Governor's proposal projects a Fiscal Year 2000 ending balance in the budgeted funds of approximately $1.625 billion, including a Stabilization Fund balance of approximately $1.390 billion.



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

         In November 1980, voters in the Commonwealth approved a state-wide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain government entities, including county governments. The law is not a constitutional provision and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2 limits the property taxes that a Massachusetts city or town may assess in any fiscal year to the lesser of (i) 2.5 percent of the full and fair cash value of real estate and personal property therein and (ii) 2.5 percent over the previous fiscal year's levy limit plus any growth in the base from certain new construction and parcel subdivisions. In addition, Proposition 2 1/2 limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5 percent of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town. The law contains certain override provisions and, in addition, permits certain debt servicings and expenditures for identified capital projects to be excluded from the limits by a majority vote, in a general or special election.

         During the 1980's, Massachusetts increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In Fiscal Year 1999, approximately 21.5 percent of Massachusetts' budget is estimated to have been allocated to Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts as reported on the so-called "cherry street" prepared by the Department of Revenue, excluding certain person funds and nonapprorpriated funds.

         During Fiscal Years 1994, 1995, 1996, 997 and 1998
Medicaid expenditures of the Commonwealth were $3.313 billion, $3.398 billion, $3.416 billion, $3.456 billion and $3.666 billion respectively. The average annual growth rate from Fiscal Year 1994 to Fiscal Year 1998 was 2.0 percent. The Executive Office for Administration and Finance estimates that Fiscal Year 1998 Medicaid expenditures will be approximately $3.893 billion, an increase of 6.2% from fiscal year 1998.

         The Division of Medical Assistance has implemented a number of savings and cost control initiatives including managed care, utilization review and the identification of third party liabilities. In spite of increasing caseloads, Massachusetts has managed a substantial reduction in the Medicaid growth rate in expenditures over the last six years. From fiscal 1994 through


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

fiscal 1998, per capita costs have decreased on average less than 0.7% annually. Beginning in fiscal 1998, the state expanded eligibility for the Medicaid program, resulting in a total of 833,512 members at the end of fiscal 1998 or a 23.3% increase over the case load at fiscal 1997.

         The Legislature passed health care reform bills in July, 1996 and July, 1997 which authorized the Division of Medical Assistance to expand eligibility for health care coverage by increasing the Medicaid benefits income cutoff to 133% of the federal poverty level for teenagers and adults, and by increasing the Medicaid benefits income cutoff to 200% of the federal poverty level for children up to the age 18 and pregnant women. These changes will result in an additional 250,000 people becoming enrolled in a Medicaid benefits plan by the end of fiscal 1999. In addition, pharmacy assistance eligibility was expanded by increasing the Medicaid benefits income cutoff to 150% of the federal poverty level to cover an estimated 25,000 senior citizens. In Fiscal Year 1999, the Governor will file for approximately $45.4 million in supplemental funds for the health reform expansion accounts. This deficiency is the result of increased enrollment and higher program costs than anticipated. However, the programs remain budget neutral over the course of the Commonwealth's five year waiver period, as required by Federal regulations. These program expansions take advantage of a federally provided waiver and resulting federal financial participation, additional tobacco tax revenue and new federal funding available under recently passed Title XXI of the federal Social Security Act. The legislation also requires that any program expansion be neutral in its impact on the state budget.

Year 2000

         The "Year 2000 Problem" is the result of short comings in many electronic data processing systems and other equipment that make operations beyond the year 1999 troublesome. In June 1997, the Executive Office for Administration and Finance established a Year 2000 Program Management Office within its Information Technology Division. The most recent report issued by the program management office on February 3, 1999 for the October-December 1998 quarter indicates that the office is currently monitoring year 2000 compliance efforts for 170 state agencies. Of the 170 state agencies rated for the October-December, 1998 quarter, 107 were rated low risk, 21 were rated medium risk and 42 were rated high risk. Those agencies have identified 297 mission critical systems and 219 essential systems; between 57% and 69% of mission critical systems and between 85% and 90% of the essential systems were likely to meet a May 31, 1999 target date. The report notes that while agency projects are becoming more stable, more management attention was


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

needed for schedule slippage from quarter to quarter to address problems as the remaining time diminishes. The report also notes that the number of mission critical systems in the high category has risen from 67 to 92, and is too high.

_________________________________________________________________

                     INVESTMENT RESTRICTIONS
_________________________________________________________________

         Unless specified to the contrary, and except with respect to paragraph number 1 below, which does not set forth a "fundamental" policy of the Florida Portfolio, the following restrictions apply to each Portfolio (except the Massachusetts Portfolio) and are fundamental policies which may not be changed with respect to each Portfolio without the affirmative vote of the holders of a majority of such Portfolio's outstanding voting securities, which means with respect to any Portfolio (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of that restriction.

         A Portfolio (applies to all Portfolios except the Massachusetts Portfolio):

         1. May not purchase any security which has a maturity date more than one year1 (397 days in the case of the New Jersey and Virginia Portfolios) from the date of such Portfolio's purchase;

         2. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies,
____________________

1. Which maturity, pursuant to the Rule 2a-7, may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.


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

              industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, a Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         3. May not invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects, except that subsection (a) of this restriction 3 applies only to the General Portfolio;

         4. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets (50% in the case of the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio), (i) the General Portfolio may invest not more than 10% of such total assets in the securities of any one issuer and (ii) each of the New York, California, Connecticut, New Jersey, Virginia, Florida Portfolios may invest in the securities of as few as four issuers (provided that no more than 25% of the respective Portfolio's total assets are invested in the securities of any one issuer). For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;2

         5. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S.
              Government, its agencies or instrumentalities;


____________________

2. To the extent that these restrictions are more permissive than the provisions of Rule 2a-7 as it may be amended from time to time, the Portfolio will comply with the more restrictive provisions of Rule 2a-7.

         6. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of a Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and such Portfolio will not purchase any investment while any such borrowings exist;

         7. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, a Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of such Portfolio are being sold in those states;

         8. May not make loans of money or securities except by the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         9. May not enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of a Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments,3 or (ii) with a particular vendor if immediately thereafter more than 5% of such Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

         10. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other
____________________

3. As a matter of operating policy, each Portfolio will limit its investment in illiquid securities to 10% of its net assets.

              than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin;
              (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of a Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and trustees of the Fund and officers and directors of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or
              (h) act as an underwriter of securities.

MASSACHUSETTS PORTFOLIO

         THE FOLLOWING RESTRICTIONS ARE FUNDAMENTAL POLICIES OF
         THE MASSACHUSETTS PORTFOLIO:

         The Portfolio:

         1. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         2. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

         3. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 2;

         4. May not make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         5. May not invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; and

         6.   May not act as an underwriter of securities.

         NON-FUNDAMENTAL POLICIES (MASSACHUSETTS PORTFOLIO)

         The following policies are not fundamental and may be changed by the Trustees without shareholder approval. The
Portfolio:

         1. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), except that with respect to 50% of the Portfolio's total assets the Portfolio may invest in the securities of as few as four issuers (provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer). For purposes of this limitation, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

         2. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         3. May not invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects;

         4. May not enter into repurchase agreements not terminable within seven days if, as a result thereof, more than

10% of the Portfolio's net assets would be committed to such repurchase agreements;

         5.   May not purchase any securities on margin;

         6. May not make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; and

         7. May not invest more than 10% of its net assets in illiquid securities.

_________________________________________________________________

                           MANAGEMENT
_________________________________________________________________

Trustees and Officers

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y. 10105. Those Trustees whose names are followed by a footnote are "interested persons" of the Trust as defined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

         4 DAVE H. WILLIAMS, 67, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation
("ACMC")5 sole general partner of the Adviser with which he has been associated since prior to 1994.

         6 JOHN D. CARIFA, 54, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1994.
____________________

4.  An "interested person" of the Fund as defined in the Act.

5.  For purposes of this Statement of Additional Information,
    ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

6.  An "interested person" of the Fund as defined in the Act.

         SAM Y. CROSS, 72, was, since prior to December 1993, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is Executive-In-Residence at the School of International and Public Affairs, Columbia University. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 61, is President of Middleton Place Foundation with which he has been associated since prior to 1994. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 67, is an Investment Adviser and an Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1994. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

         DAVID K. STORRS, 55, is President and Chief Executive Officer of Alternative Investment Group, LLC (an investment firm). He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1994. His address is 65 South Gate Road, Southport, Connecticut 06490.

         SHELBY WHITE, 61, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York 10022.

Officers

         RONALD M. WHITEHILL - President, 61, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since prior to 1994.

         KATHLEEN A. CORBET - Senior Vice President, 39, is an
Executive Vice President of ACMC with which she has been associated since prior to 1994.

         DREW BIEGEL - Senior Vice President, 48, is a Vice
President of ACMC with which he has been associate since prior to 1994.

         JOHN R. BONCZEK - Senior Vice President, 39, is a Vice
President of ACMC with which he has been associated since prior to 1994.

         ROBERT I. KURZWEIL - Senior Vice President, 48, is a
Vice President of ACMC with which he has been associated since prior to 1994.

         WAYNE D. LYSKI - Senior Vice President, 58, is an
Executive Vice President of ACMC with which he has been associated since prior to 1994.

         WILLIAM E. OLIVER - Senior Vice President, 50, is a
Senior Vice President of ACMC with which he has been associated since prior to 1994.

         PATRICIA ITTNER - Senior Vice President, 48, is a Vice
President of ACMC with which she has been associated since prior to 1994.

         RAYMOND J. PAPERA - Senior Vice President, 43, is a
Senior Vice President of ACMC with which he has been associated since prior to 1994.

         DORIS T. CILIBERTI - Vice President, 35, is an Assistant
Vice President of ACMC with which she has been associated since prior to 1994.

         FRANCES M. DUNN - Vice President, 29, is a Vice
President of ACMC with which she has been associated since prior to 1994.

         WILLIAM J. FAGAN - Vice President, 37, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1994.

         JOSEPH R. LASPINA - Vice President, 39, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1994.

         LINDA N. KELLEY - Vice President, 39, is an Assistant
Vice President of ACMC with which she has been associated since prior to 1994.

         EDMUND P. BERGAN, Jr. - Secretary, 49, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS") with which he has been associated since prior to 1994.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
49, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1994.

         VINCENT S. NOTO - Controller, 34, is an Assistant Vice
President of AFSwith which he has been associated since prior to 1994.

         ANDREW L. GANGOLF - Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD with which he has been associated since December 1994.

         DOMENICK PUGLIESE - Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since 1994.

         EMILIE D. WRAPP - Assistant Secretary, 43, is a Vice
President and Assistant General Counsel of AFD with which she has been associated since prior to 1994.

         As of October 8, 1999, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio. The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1999, the aggregate compensation paid to each of the Trustees during calendar year 1998 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                               Total Number  Total Number
                                               of Funds in   of Investment
                                               the Alliance  Portfolios
                                Total          Fund Complex, Within the Funds,
                                Compensation   Including the Including the
                                From the       Fund, as to   Fund, as to
                                Alliance Fund  which the     which the
Name of           Aggregate     Complex,       Trustee is a  Trustee is a
Trustee           Compensation  Including the  Director or   Director or
of the Fund       From the Fund Fund           Trustee       Trustee
___________       ____________  ______________ _____________ _______________


Dave H. Williams       $-0-       $-0-               6             15
John D. Carifa         $-0-       $-0-               50           116
Sam Y. Cross           $3,455     $                  3             12
Charles H.P. Duell     $3,455     $                  3             12
William H. Foulk, Jr.  $3,455     $241,002           45           111
David K. Storrs        $3,455     $                  3             12
Shelby White           $3,455     $                  3             12


The Adviser

         The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.

         The Adviser is a leading international adviser managing client accounts with assets as of September 30, 1999 totaling more than $317 billion (of which more than $143 billion represented assets of investment companies). As of September 30, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 28 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 118 separate investment portfolios, currently have approximately 4.8 million shareholder accounts.

         ACMC is the general partner of the Adviser. As of September 30, 1999, The Equitable Life Assurance Society of the United States ("Equitable"), ACMC, Inc. and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 56% of the outstanding Units of the Adviser. ACMC,

ECMC and ACMC, Inc. are wholly owned subsidiaries of Equitable, one of the largest life insurance companies in the United States. ECMC is a registered investment adviser and ACMC, Inc. is a holding company for Units of the Adviser. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., a broker-dealer holding company. As of September 30, 1999, AXA, a French insurance holding company, owned approximately 56% of the issued and outstanding shares of the common stock of AXA Financial.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for each Portfolio of the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, with management supervision and assistance and office facilities. Under the Advisory Agreement, each of the Portfolios pays an advisory fee at the annual rate of .50 of 1% up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and
 .45 of 1% of the average daily net assets of the respective Portfolio in excess of $3 billion. The fee is accrued daily and paid monthly. Pursuant to the Advisory Agreement the Adviser will reimburse a Portfolio to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year.

         For the fiscal years ended June 30, 1997, 1998 and 1999 the Adviser received from the General Portfolio an advisory fee of $5,913,456, $5,958,295 and $6,583,961, respectively.

         For the fiscal year ended June 30, 1997, the Adviser received from the New York Portfolio an advisory fee of $1,499,300 (net of $334,645 of expense reimbursement for expenses exceeding .85 of 1% of the average daily net assets). For the fiscal year ended June 30, 1998, the Adviser received from the New York Portfolio an advisory fee of $2,107,793 (net of $130,250 of expense reimbursement). For the fiscal year ended June 30, 1999, the Adviser received from the New York Portfolio an advisory fee of $2,630,694 (and reimbursed $227,602 for expenses exceeding 1.00% of its average daily net assets) for the year.

         For the fiscal years ended June 30, 1997, 1998 and 1999 the Adviser received from the California Portfolio an advisory fee of $1,763,920, $2,016,456 and $2,590,077, respectively.

         For the fiscal year ended June 30, 1997, the Adviser received from the Connecticut Portfolio an advisory fee of $303,685, (net of $207,649 of expense reimbursement for expenses exceeding .80 of 1% of its average daily net assets). For the fiscal year ended June 30, 1998, the Adviser received from the Connecticut Portfolio an advisory fee of $485,224 net of $104,471 voluntary expense reimbursements for the period July 1, 1997 to October 26, 1997 for expenses exceeding .80% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets. For the fiscal year ended June 30, 1999, the Adviser received from the Connecticut Portfolio an advisory fee of $651,094 (net of $114,669 of expense reimbursement for expenses exceeding 1.00% of its average daily net assets) for the year.

         For the fiscal year ended June 30, 1997, the Adviser received from the New Jersey Portfolio an advisory fee of $393,810 (net of $197,597 of expense reimbursement for expenses exceeding .85 of 1% of its average daily net assets). For the fiscal year ended June 30, 1998, the Adviser received from the New Jersey Portfolio an advisory fee of $575,645 (net of $133,545 of expense reimbursement for expenses exceeding .85% of its average daily net assets for the period July 1, 1997 to November 19, 1997). For the fiscal year ended June 30, 1999, the Adviser received from the New Jersey Portfolio an advisory fee of $831,173 (net of $178,012 of expense reimbursement for expenses exceeding 1.00% of its average daily net assets) for the year.

         For the fiscal year ended June 30, 1997, the Adviser received from the Virginia Portfolio an advisory fee of $216,994 (net of $213,667 of expense reimbursement for expenses exceeding
 .80 of 1% of the average daily net assets). For the fiscal year ended June 30, 1998, the Adviser received from the Virginia Portfolio an advisory fee of $483,177 (net of $63,064 for voluntary expense reimbursements for the period July 1, 1997 to October 15, 1997 for expenses exceeding .80% of its average daily net assets, from October 16, 1997 to October 26, 1997 for expenses exceeding .85% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding .90% of its average daily net assets and from November 20, 1997 to January 5, 1998 for expenses exceeding .95% of its average daily net assets. For the fiscal year ended June 30, 1999, the Adviser received from the Virginia Portfolio an advisory fee of $547,767 (net of $92,640 of expense reimbursement for expenses exceeding 1.00% of its average daily net assets) for the year.

         For the fiscal year ended June 30, 1997, the Adviser received from the Florida Portfolio an advisory fee of $158,755 (net of $375,051 of voluntary expense reimbursements for the period from July 1, 1996 to May 31, 1997 for expenses exceeding
 .65 of 1% of the average daily net assets and from June 1, 1997 to June 30, 1997 for expenses exceeding .70 of 1% of the average daily net assets). For the fiscal year ended June 30, 1998, the Adviser received from the Florida Portfolio an advisory fee of $450,598 (net of $112,733 of voluntary expense reimbursements for the period from July 1, 1997 to July 31, 1997 for expenses exceeding .75% of its average daily net assets, from August 1, 1997 to October 26, 1997 for expenses exceeding .80% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets). For the fiscal year ended June 30, 1999, the Adviser received from the Florida Portfolio an advisory fee of $605,698 (net of $116,738 of expense reimbursement for expenses exceeding 1.00% of its average daily net assets) for the year.

         For the period April 17, 1997 (commencement of operations) to June 30, 1997, the Adviser received no advisory fee from the Massachusetts Portfolio because of voluntary expense reimbursements for expenses exceeding .50 of 1% of the average daily net assets. For the fiscal year ended June 30, 1998, the Adviser received from the Massachusetts Portfolio an advisory fee of $21,408 (net of $105,068 of voluntary expense reimbursements for the period from July 1, 1997 to August 31, 1997 for expenses exceeding .50% of its average daily net assets, from September 1, 1997 to September 30, 1997 for expenses exceeding .60% of its average daily net assets, from October 1, 1997 to October 26, 1997 for expenses exceeding .70% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding
 .80% of its average daily net assets and from November 20, 1997 to January 5, 1998 for expenses exceeding .90% of its average daily net assets). For the fiscal year ended June 30, 1999, the Adviser received from the Massachusetts Portfolio an advisory fee of $10,417 (net of $188,046 of expense reimbursement for expenses exceeding 1.00% of its average daily net assets) for the year.

         In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, administrative and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates; if so done, the services are provided to the Fund at cost and the payments therefore must be specifically approved in advance by the Fund's Trustees. In respect of the Adviser's services to the Portfolios for the fiscal years ended June 30, 1997, 1998 and 1999, the Adviser received $98,000, $107,500 and $108,000, respectively, from the General Portfolio; $94,000, $94,500 and $95,000, respectively, from the New York Portfolio; $94,000, $94,500 and $95,000, respectively, from the California Portfolio; $91,000, $91,500 and $92,000, respectively, from the Connecticut Portfolio; $91,000, $91,500 and $92,000, respectively, from the New Jersey Portfolio; $92,500, $91,000 and $92,000, respectively from the Virginia Portfolio; and $46,000, $92,000 and $92,000, respectively, from the Florida Portfolio. For the fiscal period April 17, 1997 (commencement of operations) to June 30, 1997, the Adviser agreed to waive its fee for such services from the Massachusetts Portfolio. For the fiscal years ended June 30, 1998 and 1999, the Adviser received $46,000 and $92,000, respectively from the Massachusetts Portfolio.

         The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation ("Pershing"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must but be approved or ratified by the Trustees. For the fiscal years ended June 30, 1997, 1998 and 1999, broker-dealers were reimbursed $475,088, $1,125,764 and $1,986,518 , respectively, by the General Portfolio; $90,961, $298,242 and $772,574, respectively, by the New York Portfolio; $127,710, $345,752 and $668,086,
respectively, by the California Portfolio; $41,129, $88,878 and $207,668, respectively, by the Connecticut Portfolio; $17,464, $96,775 and $322,872, respectively, by the New Jersey Portfolio;


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

$77,407, $74,646 and $145,278, respectively, by the Virginia Portfolio; $91,365, $95,751 and $199,802, respectively, by the Florida Portfolio.For the fiscal period April 17, 1997 (commencement of operations) to June 30, 1997, brokers were reimbursed $8,505 by the Massachusetts Portfolio and for the fiscal years ended June 30, 1998 and 1999, brokers were reimbursed $16,224 and $54,000, respectively, by the Massachusetts Portfolio.

         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 2000 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 21, 1999.

         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Agreement, or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan"), with Alliance Fund Distributors, Inc.. (the "Distributor") which applies to all Series of the Trust. Pursuant to the Plan, the Fund makes payments each month to AFD in an amount that will not exceed, on an annualized basis, .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Distributor makes payments for distribution assistance and for administrative, accounting and other services from its own resources which may include the management fee paid by the Fund.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial


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

intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders.

         During the fiscal year ended June 30, 1999, the General Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $3,295,388 which constituted .25 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $4,017,470. Of the $7,312,858 paid by the General Portfolio and the Adviser under the Agreement, $439,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $197,840) and $6,873,858 for compensation to dealers (the Portfolio's pro rata share was approximately $3,097,548).

         During the fiscal year ended June 30, 1999 the New York Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $1,429,148 which constituted .25 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $1,640,209. Of the $3,069,357 paid by the New York Portfolio and the Adviser under the Agreement, $113,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $52,615) and $2,956,357 for compensation to dealers (the Portfolio's pro rata share was approximately $1,376,539).

         During the fiscal year ended June 30, 1999 the California Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $1,295,039 which constituted .25 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $1,433,427. Of the $2,728,466 paid by the California Portfolio and the Adviser under the Agreement, $142,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $67,400) and $2,586,466 for compensation to dealers



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

(the Portfolio's pro rata share was approximately
$1,227,639).

         During the fiscal year ended June 30, 1999, the Connecticut Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $382,882 which constituted .25 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $473,403. Of the $856,285 paid by the Connecticut Portfolio and the Adviser under the Agreement, $58,000 was spent on printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $28,684) and $798,285 for compensation of dealers (the Portfolio's pro rata share was approximately $354,198).

         During the fiscal year ended June 30, 1999, the New Jersey Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $504,638 which constituted .25 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $612,579. Of the $1,117,217 paid by the New Jersey Portfolio and the Adviser under the Agreement, $41,000 was spent on printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $18,519) and $1,076,217 for compensation of dealers (the Portfolio's pro rata share was approximately $486,119).

         During the fiscal year ended June 30, 1999, the Virginia Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $320,204 which constituted .25 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $423,949. Of the $744,153 paid by the Virginia Portfolio and the Adviser under the Agreement, $108,000 was spent on printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $46,472) and $636,153 for compensation of dealers (the Portfolio's pro rata share was approximately $273,732).

         For the fiscal year end June 30, 1999 the Florida Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $361,218 which constituted .25 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $540,723. Of the $901,941 paid by the Florida Portfolio and the Adviser under the Agreement, $54,000 was spent on printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata


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

share was approximately $21,626) and $847,941 for compensation of dealers (the Portfolio's pro rata share was approximately
$339,592).

         For the fiscal year end June 30, 1999 the Massachusetts Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $99,232 which constituted .25 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $130,727. Of the $229,959 paid by the Florida Portfolio and the Adviser under the Agreement, $16,000 was spent on printing and mailing of prospectuses for persons other than current shareholders (the Portfolio's pro rata share was approximately $6,904) and $213,959 for compensation of dealers (the Portfolio's pro rata share was approximately $92,328).

         The administrative and accounting services provided by broker-dealers, depository institutions and other financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement for the Fund became effective on July 22, 1992. Continuance of the Agreement until June 30, 2000 was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 21, 1999. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.

_________________________________________________________________

               PURCHASES AND REDEMPTION OF SHARES
_________________________________________________________________

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

    Accounts Not Maintained Through Financial Intermediaries

Opening Accounts New Investments

    A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1)   Telephone the Fund toll-free at (800) 824-1916.
              The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social


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

              security number for an individual). The Fund will then provide you with an account number.

         2)   Instruct your bank to wire Federal funds (minimum
              $1,000) exactly as follows:

              ABA 0110 00028
              State Street Bank and Trust Company
              Boston, MA  02101
              Alliance Municipal Trust
              DDA  9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

         3)   Mail a completed Application Form to:

              Alliance Fund Services, Inc.
              P.O. Box 1520
              Secaucus, New Jersey  07096-1520

    B.   When Funds are Sent by Check

         1)   Fill out an Application Form.

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Municipal Trust," to Alliance
              Fund Services, Inc. as in A(3) above.

Subsequent Investments

    A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

    B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Municipal Trust," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

    A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) via orders given to AFS by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by AFS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AFS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or AFS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

    B.   By Checkwriting

         With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

         The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

    C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

_________________________________________________________________

                     ADDITIONAL INFORMATION
_________________________________________________________________

         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National

Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank and Trust Company ("State Street Bank"). Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price. A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption



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

procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at
(800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Martin Luther King, Jr. Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively.
On any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

_________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
_________________________________________________________________

         All net income of each Portfolio is determined after the close of each business day, currently 4:00 p.m. Eastern time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         A Portfolio's net income consists of all accrued interest income on Portfolio assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses are reflected in a Portfolio's net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses are expected to be relatively small.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         Pursuant to Rule 2a-7 the Fund currently treats a municipal security which has a variable or floating rate of interest as having a maturity equal to the longer of either the period, if any, remaining until the interest rate is next scheduled to be readjusted or the period remaining until the principal amount can be recovered by exercising the security's demand feature. The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares of each Portfolio is determined each business day (and on such other days as the Trustees deem necessary) at 12:00 Noon and 4:00 p.m. Eastern time. The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

_________________________________________________________________

                              TAXES
_________________________________________________________________

Federal Income Tax Considerations

         Each of the Fund's Portfolios has qualified for each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since each Portfolio of the Fund distributes all of its net income and capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by each Portfolio of the Fund generally are not subject to Federal income tax. See, however, "Investment Objectives and Policies-Alternative Minimum Tax" above.

         Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Distributions of short and long-term capital gains, if any, are normally made once each year near calendar year-end, although such distributions may be made more frequently if necessary in order to maintain a Portfolio's net asset value at $1.00 per share.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Portfolio of the Fund is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of any Portfolio.

         Substantially all of the dividends paid by each Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

State Income Tax Considerations

General Portfolio. Shareholders of the General Portfolio may be subject to state and local taxes on distributions from the General Portfolio, including distributions which are exempt from Federal income taxes. Each investor should consult his own tax adviser to determine the tax status of distributions from the General Portfolio in his particular state and locality.

New York Portfolio. Shareholders of the New York Portfolio who are individual residents of New York are not subject to the New York State or New York City personal income taxes on distributions from the New York Portfolio which are designated as derived from municipal securities issued by the State of New York or its political subdivisions. Distributions from the New York Portfolio are, however, subject to the New York Corporate Franchise Tax payable by corporate shareholders.

California Portfolio. Shareholders of the California Portfolio who are individual residents of California are not subject to the California personal income tax on distributions from the California Portfolio which are designated as derived from municipal securities issued by the State of California or its political subdivisions. Distributions from the California Portfolio are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.

Connecticut Portfolio. Shareholders of the Connecticut Portfolio who are individual residents of Connecticut are not subject to Connecticut personal income taxes on distributions from the Connecticut Portfolio which are designated as derived from municipal securities issued by the State of Connecticut or its political subdivisions. Distributions from the Connecticut Portfolio are , however, subject to the Connecticut Corporation Business Tax payable by corporate shareholders.

New Jersey Portfolio. Shareholders of the Portfolio who are individual residents of New Jersey are not subject to the New Jersey personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the State of New Jersey or its political subdivisions.

Distributions from the Portfolio are, however, subject to the New
Jersey Corporation Business (Franchise) Tax and the New Jersey
Corporation Income Tax payable by corporate shareholders.

Virginia Portfolio. Shareholders of the Virginia Portfolio who are individual residents of Virginia are not subject to the Virginia personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

Florida Portfolio. Dividends paid by the Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposed an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government Securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Portfolio's shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Portfolio must, among other things, have its entire portfolio invested in U.S. Government Securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.

Massachusetts Portfolio. Individual and other noncorporate shareholders of the Portfolio will not be subject to Massachusetts personal income tax on distributions by the Portfolio to the extent such distributions are derived from interest on Massachusetts obligations. Further, such shareholders will not be subject to Massachusetts personal income tax on long-term capital gains distributions made by the Portfolio to the extent such distributions are derived from gains on Massachusetts municipal obligations which were issued under specific legislation exempting gain on such obligations from Massachusetts personal income taxation. Distributions by the Portfolio will not be excluded from the net income of corporations and shares of the Portfolio will not be excluded from the net worth of intangible property corporations in determining the Massachusetts excise tax on corporations. Shares of the Portfolio will not be subject to Massachusetts local property taxes.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1997, 1998 and 1999, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Investment Company Act of 1940 and the law of the Commonwealth of Massachusetts. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series for the election of Trustees and on any other matter affecting all Portfolios in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         At October 8, 1999, there were 3,359,900,731 shares of beneficial interest of the Fund outstanding. Of this amount 1,202,876,823 were for the General Portfolio; 606,818,695 were for the New York Portfolio; 803,381,526 were for the California Portfolio; 153,332,963 were for the Connecticut Portfolio; 238,066,649 were for the New Jersey Portfolio; 127,384,063 were for the Virginia Portfolio; 167,783,102 were for the Florida Portfolio and 60,256,910 were for the Massachusetts Portfolio. To the knowledge of the Fund the following persons owned of record and beneficially, 5% or more of the outstanding shares of the Portfolio as of October 8, 1999.


                                        No. of        % of
                                        Shares        Class

General Portfolio

Ragen Mackenzie Incorporated             87,015,888    7%
As Agent Omnibus A/C For
Exclusive Benefit of Customers
999 3rd Ave  Suite 4300
Seattle, WA  98104-4081

Pershing As Agent                       758,001,480   63%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

New York Portfolio

U.S. Clearing Corp/Omnibus Acct         96,375,599    14.93%
FBO Customers
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                       312,694,269   48.43%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

California Portfolio

Robertson Stephens                      112,734,953   15.03%
555 California St #2600
San Francisco, CA 94104-1502

National Investor Services Corp         42,119,663    5.62%
FBO Our Customers
Attn:  Mutual Funds Money Market Dept.
55 Water Street 32nd Floor
New York, NY 10041-3299

Discover Brokerage Direct Inc.          45,948,469    6.13%
280 West 10200 South
Sandy, UT 84070-4267

Stone & Youngberg                       42,166,865    5.62%
As Agent Omnibus A/C for
Exclusive Benefit of Customers
50 California St 35th Floor
San Francisco, CA  94111-4624

U.S. Clearing Corp/Omnibus Acct         41,186,310     5.49%
FBO Customers
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                       265,441,413   35.39%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

Connecticut Portfolio

U.S. Clearing Corp/Omnibus Acct          26,422,913   17.3%
FBO Customers
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                        65,389,880   43%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

New Jersey Portfolio

U.S. Clearing Corp/Omnibus Acct          29,174,741    12.16%
FBO Customers
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                       176,637,819   73.61%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

Virginia Portfolio

Davenport & Co of Virginia Inc           91,866,934   68.56%
As Agent Omnibus A/C for Exclusive
Benefit of Customers
One James Center
901 E. Cary Street
Richmond, VA  23219-4057


U.S. Clearing/Omnibus Acct              8,256,979     6.16%
FBO Customers
26 Broadway 12th Flr
New York, NY 10004-1801

Pershing As Agent                        26,644,163   19.88%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

Florida Portfolio

Discover Brokerage Direct Inc.          8,802,926     5.87%
280 West 10200 South
Sandy, UT 84070-4267

U.S. Clearing Corp/Omnibus Acct          62,852,925   41.89%
FBO Customers
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                        54,974,398   36.64%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

Massachusetts Portfolio

U.S. Clearing Corp/Omnibus Acct           19,280,621  31.06%
FBO Customer
26 Broadway 12th Floor
New York, NY  10004-1801

Pershing As Agent                        27,440,786   44.21%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel LLP has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. An opinion relating to each Portfolio's financial statements is given herein by McGladrey & Pullen, LLP, New York, New York, independent auditors for the Fund. Effective

September 25, 1999, the Fund's auditors for the fiscal year ending June 30, 2000 are PricewaterhouseCoopers LLP.

         Yield Quotations. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. The daily dividends for the seven days ended June 30, 1999 for the General, New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios amounted to an annualized yield, after expense reimbursement, of 2.71%, 2.45%, 2.61%, 2.73%, 2.51%, 2.74%, 2.89% and 2.70%, respectively, equivalent to 2.75%,
2.48%, 2.64%, 2.77%, 2.54%, 2.78%, 3.02% and 2.74%, respectively, when adjusted for the Fund's daily compounding. Absent expense reimbursement, the annualized yield for this period for the New York Portfolio would have been 2.41%, equivalent to an effective yield of 2.44%. Absent expense reimbursement, the annualized yield for this period for the Connecticut Portfolio would have been 2.66%, equivalent to an effective yield of 2.70%. Absent expense reimbursement, the annualized yield for this period for the New Jersey Portfolio would have been 2.42%, equivalent to an effective yield of 2.45%. Absent expense reimbursement, the annualized yield for this period for the Virginia Portfolio would have been 2.67%, equivalent to an effective yield of 2.71%. Absent expense reimbursement, the annualized yield for this period for the Florida Portfolio would have been 2.90%, equivalent to an effective yield of 2.94%. Absent expense reimbursement, the annualized yield for this period for the Massachusetts Portfolio would have been 2.23%, equivalent to an effective yield of 2.27%.

         Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and
(iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula:

     effective yield = [(base period return + 1) 365/7] - 1.

         Depending on an investor's tax bracket, an investor may earn a substantially higher after-tax return from the Fund than from comparable investments the income from which is taxable.
For example, the yield for the week ended June 30, 1999 (after the expense reimbursements described above) for the General Portfolio was 2.71%; for the New York Portfolio, 2.45%; for the California Portfolio, 2.61%; for the Connecticut Portfolio, 2.73%; for the New Jersey Portfolio, 2.51%; for the Virginia Portfolio, 2.74%, for the Florida Portfolio, 2.88% and for the Massachusetts Portfolio, 2.70%. The corresponding tax equivalent yield, however, for such period for the General Portfolio was 4.49%; for the New York Portfolio, 4.20%, computed without taking into account the effects of New York City income taxes, and 4.52%, computed assuming the effects of New York City income taxes; for the California Portfolio, 4.86%; for the Connecticut Portfolio, 4.73%; for the New Jersey Portfolio, 4.44%; for the Virginia Portfolio, 4.81%; for the Florida Portfolio, 4.77% and for the Massachusetts Portfolio, 4.75%. The corresponding tax equivalent effective yield for such period for the General Portfolio was 4.55%; for the New York Portfolio, 4.50%, computed without taking into account the effects of New York City income taxes, and 4.34%, computed assuming the effects of New York City income taxes; for the California Portfolio, 4.91%; for the Connecticut Portfolio, 4.68%; for the New Jersey Portfolio, 4.33%; for the Virginia Portfolio, 4.69%; 4.38% for the Florida Portfolio and 4.00% for the Massachusetts Portfolio. These tax equivalent yields assume that the taxpayer is an individual in the highest federal and state (and, if applicable, New York City) income tax brackets, who is not subject to federal or state alternative minimum taxes and who is able to fully deduct state (and, if applicable, New York City) taxes in computing federal taxable income. The tax rates used in these calculations were:
Federal 39.60%, New York State 6.85%, New York City 3.40%, California 11.00%, Connecticut 4.50%, New Jersey 6.37%, Virginia 5.75% and Massachusetts 5.95%. The tax equivalent yield is computed by dividing that portion of the yield of a Portfolio that is tax- exempt by one minus the applicable marginal income tax rate (39.60% in the case of the General and Florida Portfolios; the combined effective federal and state (and, if applicable, New York City) marginal income tax rates in the case of the New York, California, Connecticut, New Jersey and Virginia Portfolios) and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

         Reports. You will receive semi-annual and annual reports of the Fund as well as a monthly summary of your account.
You can arrange for a copy of each of your account statements to be sent to other parties.

         Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

_______________________________________________________________

     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
______________________________________________________________

--------------------------------------------------------------------------------

Alliance
Municipal
Trust

 - General Portfolio

--------------------------------------------------------------------------------

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                       Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-95.5%
           ALABAMA-4.2%
           Decatur Solid Waste IDB
           (Trico Steel Co. Project)
           AMT VRDN
$  25,000  3/01/26 (b)......................    3.55%             $   25,000,000
           Decatur Solid Waste IDB
           (Trico Steel Co. Project)
           Series '98 AMT VRDN
   17,000  1/01/27 (b)......................    3.55                  17,000,000
           Mobile IDA
           (Hosea O Weaver & Sons Project)
           Series '99 AMT VRDN
    5,000  3/01/09 (b)......................    4.00                   5,000,000
           Montgomery IDB
           (Alcool Inc. Project)
           Series '99 AMT VRDN
    2,460  2/01/07 (b)......................    3.90                   2,460,000
                                                                  --------------
                                                                      49,460,000
                                                                  --------------
           ALASKA-1.3%
           Alaska IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN
   15,600  5/01/09 (b)......................    3.40                  15,600,000
                                                                  --------------
           ARIZONA-2.0%
           Flagstaff IDA
           (Woodcrest Apartments)
           AMT VRDN
    7,855  2/01/24 (b)......................    3.55                   7,855,000
           Phoenix Civic
           Improvement Authority
           (Sub Excise Tax)
           Series '95 AMT VRDN
    9,850  6/01/20 (b)......................    3.50                   9,850,000
           Phoenix IDA MFHR
           (Ventana Palms Apartments)
           Series '94 AMT VRDN
    5,000  2/01/24 (b)......................    3.55                   5,000,000
                                                                  --------------
                                                                      22,705,000
                                                                  --------------
           ARKANSAS-1.9%
           Miller County
           (Tyson Foods, Inc. Project)
           Series '96 AMT VRDN
    7,500  11/01/21 (b).....................    3.80                   7,500,000
           Union County Solid Waste
           (Deltic Timber/Temple Inland)
           AMT VRDN
   14,500  10/01/27 (b).....................    3.55                  14,500,000
                                                                  --------------
                                                                      22,000,000
                                                                  --------------
           DELAWARE-4.5%
           Delaware Economic
           Development Authority IDR
           (Delaware Clean Power Project)
           Series '97A AMT VRDN
   52,800  8/01/29 (b)......................    3.55                  52,800,000
                                                                  --------------
           DISTRICT OF COLUMBIA-0.7%
           District of Columbia
           HFA SFMR
           Home Mortgage Revenue
           Series '99B AMT
    8,000  6/15/00..........................    3.30                   8,000,000
                                                                  --------------
           FLORIDA-0.9%
           Alachua County IDR
           (Florida Rock Industries Inc.)
           AMT VRDN
    2,500  11/01/22 (b).....................    3.90                   2,500,000
           Highlands County HFA
           (Adventist/Sunbelt)
           Series A VRDN
    5,900  11/15/26 (b).....................    3.75                   5,900,000
           St. Lucie County PCR
           (Florida Power & Light)
           Series '93 AMT VRDN
    2,300  1/01/27 (b)......................    3.55                   2,300,000
                                                                  --------------
                                                                      10,700,000
                                                                  --------------
           GEORGIA-3.4%
           Georgia HFA
           Series '98C-2 AMT PPB
    4,000  12/01/26 (b).....................    3.25                   4,000,000
           Gwinett County IDA
           (Network Publications Project)
           Series '98 AMT
           VRDN
      900  3/01/08 (b)......................    3.90                     900,000
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series '98 AMT VRDN
   12,000  7/01/32 (b)......................    3.45                  12,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series '99 AMT VRDN
$  11,800  7/01/32 (b)......................    3.45%             $   11,800,000
           Savannah Economic
           Development Authority
           Facility Revenue
           (Georgia Kaolin)
           Series '97 AMT VRDN
    3,000  7/01/27 (b)......................    3.90                   3,000,000
           Summerville IDA
           (Image Industries Project)
           Series '97 AMT VRDN
    8,000  9/01/17 (b)......................    3.90                   8,000,000
                                                                  --------------
                                                                      39,700,000
                                                                  --------------
           HAWAII-1.1%
           Hawaii Department of
           Budget & Finance
           (Wailuku River Hydro Project)
           Series '91 AMT VRDN
   13,313  12/01/21 (b).....................    4.50                  13,312,500
                                                                  --------------
           ILLINOIS-10.5%
           Aurora, Kane, Du Page,
           Will & Kendal
           Counties IDR
           (A & B Holdings LLC Project)
           Series '97A AMT VRDN
    1,240  10/01/27 (b)........ .............   3.75                   1,240,000
           Aurora, Kane, Du Page,
           Will & Kendal
           Counties IDR
           (Yeomans Chicago Project)
           Series '98 AMT VRDN
    6,000  11/01/28 (b)......................   3.80                   6,000,000
           Chicago Airport Revenue
           (Northwest Airlines Project)
           Series B AMT VRDN
   16,800  2/01/24 (b).......................   4.70                  16,800,000
           Chicago Airport Revenue
           (O'Hare International Airport)
           Series '88A AMT VRDN
   24,200  1/01/18 (b).......................   3.40                  24,200,000
           Chicago Development
           Finance Authority
           SFMR
           Series '99B AMT VRDN
    4,000  4/01/00 (b).......................   3.25                   4,000,000
           Chicago IDR
           (BTI, Inc. Project)
           Series A AMT VRDN
    3,800  9/01/27 (b).......................   3.95                   3,800,000
           Elmhurst Hospital Revenue
           (Joint Comm. Health Org.)
           Series '88 VRDN
    5,360  7/01/18 (b).......................   3.65                   5,360,000
           Franklin Park IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN
    5,000  2/01/07 (b).......................   3.65                   5,000,000
           Illinois Development
           Finance Authority
           (Tajon Warehousing Corp.)
           Series A AMT VRDN
    3,100  1/01/10 (b).......................   3.75                   3,100,000
           Illinois Development
           Finance Authority
           (Valspar Corp.)
           Series '95 AMT VRDN
    6,000  8/01/15 (b).......................   3.75                   6,000,000
           Illinois Development
           Finance Authority IDR
           (Landcomp Corp. Project)
           Series '98A AMT VRDN
    4,699  7/01/18 (b).......................   3.70                   4,699,000
           Illinois Development
           Finance Authority IDR
           (R.A. Zweig, Inc. Project)
           Series '98 AMT VRDN
    6,770  6/01/18 (b).......................   3.60                   6,770,000
           Illinois Development
           Finance Authority MFHR
           (Lakeview Partners 1)
           Series '98 AMT VRDN
    5,290  1/01/28 (b).......................   3.75                   5,290,000
           Illinois Development
           Finance Authority PCR
           (Illinois Power Project)
           Series '87C AMT VRDN
   20,000  3/01/17 (b).......................   3.65                  20,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Illinois Housing
           Development Authority
           SFMR
           Series '98 A-2 AMT PPB
$   5,000  8/01/28 (b).......................   3.10%             $    5,000,000
           Lake County IDB
           (Okamato Corp.)
           Series '85 AMT VRDN
    3,100  10/01/15 (b)......................   4.50                   3,100,000
           Rock Island
           (Quad City International
           Airport Project)
           Series '98 AMT VRDN
    2,730  12/01/18 (b)......................   3.70                   2,730,000
                                                                  --------------
                                                                     123,089,000
                                                                  --------------
           INDIANA-4.1%
           Columbia City
           (Precision Plastics Project)
           Series '97 AMT VRDN
    3,700  11/30/17 (b)........ .............   3.65                   3,700,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '97 AMT VRDN
   10,000  10/01/27 (b)......................   3.50                  10,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
    6,000  1/01/28 (b).......................   3.50                   6,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '99A AMT
           VRDN
   10,000  1/01/29 (b).......................   3.50                  10,000,000
           Indiana Development
           Finance Authority
           (USX Corp. Project)
           PPB
    9,700  12/01/22 (b)......................   3.00                   9,700,000
           Princeton IDA
           (Orion Denki America, Inc. Project)
           Series '87 AMT VRDN
    3,545  5/01/17 (b).......................   4.90                   3,545,000
           Valparaiso IDA
           (Block Heavy &  Highway Products)
           Series '99 AMT VRDN
    5,200  5/01/19 (b).......................   3.70                   5,200,000
                                                                  --------------
                                                                      48,145,000
                                                                  --------------
           KANSAS-0.3%
           Butler County
           (Texaco Inc. Project)
           Series '96B VRDN AMT
    3,000  8/01/24 (b).......................   3.55                   3,000,000
                                                                  --------------
           KENTUCKY-2.8%
           Bowling Green IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN
    5,400  3/01/25 (b).......................   3.85                   5,400,000
           Hopkinsville IDR
           (American Precision)
           AMT VRDN
    3,000  5/01/00 (b).......................   4.95                   3,000,000
           Jefferson County IDR
           (Strawberry Lane Venture)
           AMT VRDN
    2,510  7/01/19 (b).......................   3.75                   2,510,000
           Kentucky Development
           Finance Authority
           (Hesco Project)
           AMT VRDN
    5,800  2/01/08 (b).......................   3.55                   5,800,000
           Kentucky Rural
           Economic Development Authority
           (Heaven Hill Project)
           AMT VRDN
    2,400  10/01/16 (b)......................   3.75                   2,400,000
           Louisville & Jefferson
           Airport Authority
           Series '97AA-1 AMT
           VRDN
    5,000  6/30/02 (b).......................   3.70                   5,000,000
           Montgomery County
           (Conn Fineblanking Corp. Project)
           Series '96 AMT VRDN
    5,500  8/01/15 (b).......................   3.90                   5,500,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Perry County Solid
           Waste Disposal Revenue
           (TJ International Project)
           Series '98 AMT
           VRDN
$   3,355  9/01/28 (b).......................   3.55%             $    3,355,000
                                                                  --------------
                                                                      32,965,000
                                                                  --------------
           LOUISIANA-2.0%
           Calcasieu Parish IDR
           (Hydroserve Westlake)
           VRDN
    4,400  6/01/25 (b).......................   3.60                   4,400,000
           Louisiana Public
           Facilities Authority
           (Hospital Equipment
           Finance Program)
           Series '85A VRDN
    5,900  12/01/05 (b)......................   3.70                   5,900,000
           West Baton Rouge IDA
           (Dow Chemical Co. Dist #3)
           Series '93 AMT VRDN
   13,100  12/01/23 (b)......................   3.60                  13,100,000
                                                                  --------------
                                                                      23,400,000
                                                                  --------------
           MAINE-0.1%
           Maine Finance Authority
           (William Arthur, Inc.)
           Series '97 AMT VRDN
    1,500  10/01/12 (b)......................   3.60                   1,500,000
                                                                  --------------
           MICHIGAN-0.2%
           Michigan Strategic Fund
           (Donnelly Corp. Project)
           Series A AMT VRDN
    2,000  3/01/10 (b).......................   3.75                   2,000,000
                                                                  --------------
           MISSISSIPPI-1.7%
           Mississippi Business
           Finance Corp. SWDR
           (Red Hills Project)
           Series '98 AMT VRDN
   13,000  10/01/28 (b)......................   3.60                  13,000,000
           Prentiss County IDA
           (Heidelberg Eastern)
           AMT VRDN
    6,650  10/01/17 (b)......................   3.50                   6,650,000
                                                                  --------------
                                                                      19,650,000
                                                                  --------------
           MISSOURI-1.3%
           Missouri Health &
           Education Facilities
           (Stowers Institute)
           Series '98 VRDN
   10,000  4/01/38 (b).......................   3.55                  10,000,000
           St. Louis IDA
           (Hammert's Iron Works, Inc.)
           Series '99 AMT VRDN
    4,900  6/01/09 (b).......................   3.90                   4,900,000
                                                                  --------------
                                                                      14,900,000
                                                                  --------------
           MONTANA-1.3%
           Montana Board of Investments PCR
           (Colstrip Project)
           Series '89A AMT PPB
   14,800  12/30/15 (b)......................   3.25                  14,800,000
                                                                  --------------
           NEBRASKA-1.5%
           Stanton County IDR
           (Nucor Corp. Project)
           Series '96 AMT
           VRDN
    8,800  11/01/26 (b)......................   3.55                   8,800,000
           Stanton County IDR
           (Nucor Corp. Project)
           Series '98 AMT
           VRDN
    5,700  6/01/28 (b).......................   3.55                   5,700,000
           York County IDR
           (Epco Carbondioxide Products)
           Series '98 AMT VRDN
    3,000  9/01/08 (b).......................   3.90                   3,000,000
                                                                  --------------
                                                                      17,500,000
                                                                  --------------
           NEVADA-0.8%
           Director Department
           Business & Industry IDR
           (575 Mill St. LLC Project)
           Series A VRDN
    3,500  12/01/28 (b)......................   3.90                   3,500,000
           Nevada Housing Division
           (Multi-unit Housing Revenue,
           Cheyenne Villas Project)
           Series I VRDN
    6,080  4/01/31 (b).......................   3.65                   6,080,000
                                                                  --------------
                                                                       9,580,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           NEW HAMPSHIRE-1.9%
           New Hampshire HFA
           MFHR
           (Countryside Ltd. Project)
           Series '94 AMT VRDN
$  16,100  7/01/24 (b).......................  3.55%              $   16,100,000
           New Hampshire IDA
           (SCI Manufacturing, Inc.)
           Series '89 AMT VRDN
    5,700  6/01/14 (b).......................  3.95                    5,700,000
                                                                  --------------
                                                                      21,800,000
                                                                  --------------
           NEW JERSEY-1.1%
           Jersey City BAN
           (School Promissory Notes)
           Series '98
    8,200  9/17/99...........................  3.44                    8,209,647
           Jersey City BAN
           (Water Notes)
           Series '98
    4,500  9/17/99...........................  3.44                    4,505,294
                                                                  --------------
                                                                      12,714,941
                                                                  --------------
           NORTH CAROLINA-1.2%
           Agricultural Finance Authority
           (Cittero USA Corp.)
           Series '98 AMT
           VRDN
    4,700  3/01/13 (b).......................  3.90                    4,700,000
           Halifax County
           (Louisville Gas & Electric)
           Series '93 AMT VRDN
    6,000  6/01/21 (b).......................  3.70                    6,000,000
           Johnston County IDA
           (Mebane Packaging Corp.)
           Series '92 AMT VRDN
    3,700  6/01/03 (b).......................  3.90                    3,700,000
                                                                  --------------
                                                                      14,400,000
                                                                  --------------
           NORTH DAKOTA-1.6%
           Hebron IDR
           (Dacco Inc. Project)
           Series '98 AMT VRDN
    3,000  3/01/15 (b).......................  3.80                    3,000,000
           North Dakota HFA SFMR
           (Home Mortgage Revenue)
           Series '98D AMT
   15,000  11/01/99..........................  3.10                   15,049,274
                                                                  --------------
                                                                      18,049,274
                                                                  --------------
           OHIO-0.7%
           Ohio Water
           Development Authority
           (Phillips Morris Co.)
           Series '97 VRDN
    7,500  9/01/18 (b).......................  3.65                    7,500,000
                                                                  --------------
           OKLAHOMA-0.1%
           Broken Arrow
           (Paragon Films Project)
           AMT VRDN
    1,000  8/01/04 (b).......................  4.08                    1,000,000
                                                                  --------------
           OREGON-2.5%
           Oregon Economic
           Development Authority
           (Toyo Tanso USA)
           Series CXLVII
           AMT VRDN
    3,000  2/01/12 (b).......................  4.08                    3,000,000
           Oregon Economic
           Development Corp. IDR
           (McFarland Cascade Project)
           AMT VRDN
    1,690  11/01/16 (b)......................  3.80                    1,690,000
           Oregon HFA SFMR
           (Mortgage Revenue)
           Series '98I AMT PPB
    4,130  12/02/99 (b)......................  3.15                    4,130,000
           Port of Portland IDR
           (Portland Bulk Terminals)
           Series '96 AMT
           VRDN
   20,000  10/01/25 (b)......................  3.70                   20,000,000
                                                                  --------------
                                                                      28,820,000
                                                                  --------------
           PENNSYLVANIA-0.7%
           Montgomery County
           (PA Higher Education & Health Loan)
           Series '96A VRDN
    8,640  4/01/17 (b).......................  3.60                    8,640,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           SOUTH CAROLINA-4.7%
           Berkeley County IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN
$  18,900  9/01/28 (b).......................  3.55%              $   18,900,000
           Berkeley County IDB
           (Nucor Corp. Project)
           Series '96 AMT VRDN
   25,000  3/01/29 (b).......................  3.55                   25,000,000
           Marlboro County Solid
           Waste Revenue
           (Willamette Industries)
           Series '96 AMT VRDN
   11,200  8/01/15 (b).......................  3.50                   11,200,000
                                                                  --------------
                                                                      55,100,000
                                                                  --------------
           TENNESSEE-10.6%
           Fayetteville & Lincoln
           County IDR
           (V.A.W. of America Project)
           Series '97 AMT VRDN
    2,800  10/01/12 (b)......................  3.95                    2,800,000
           Knox County Health
           Educational & Housing Board
           (Tha Solutions Group)
           Series '99 VRDN
   10,000  5/01/29 (b).......................  3.50                   10,000,000
           Memphis-Shelby County
           Airport Revenue
           Series '96B AMT
           VRDN
   28,700  3/01/14 (b).......................  3.70                   28,700,000
    5,700  3/01/10 (b).......................  3.70                    5,700,000
           Stewart County IDR
           (Standard Gypsum Project)
           Series '99 AMT VRDN
   32,150  5/01/34 (b).......................  3.55                   32,150,000
           Volunteer State Student Loan
           (Student Funding Corp.)
           Series '87A-2 AMT
           VRDN
    4,200  12/01/17 (b)......................  3.55                    4,200,000
           Volunteer State Student Loan
           (Student Funding Corp.)
           Series '87A-3 AMT
           VRDN
   40,000  12/01/17 (b)......................  3.55                   40,000,000
                                                                  --------------
                                                                     123,550,000
                                                                  --------------
           TEXAS-6.0%
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co. Project)
           Series '97 AMT VRDN
    5,400  5/01/27 (b).......................  3.60                    5,400,000
           Calhoun County IDA
           (Formosa Plastics Corp.)
           Series '94 AMT
           VRDN
    4,000  11/01/15 (b)......................  3.45                    4,000,000
           Corpus Christi IDA
           (De Deitrich Inc.)
           AMT VRDN
    5,000  11/01/08 (b)......................  3.50                    5,000,000
           Gulf Coast IDA
           (Air Products Project)
           AMT VRDN
    9,300  6/01/34 (b).......................  3.65                    9,300,000
           Gulf Coast IDA
           (Gruma Corp. Project)
           AMT VRDN
    6,440  11/01/09 (b)......................  3.55                    6,440,000
           Panhandle Plains
           Student Loan Revenue
           Series '98A AMT
           VRDN
    7,200  10/01/02..........................  3.40                    7,200,000
           Port Beaumont IDR
           (EPCO Carbondioxide Products)
           Series '98 AMT VRDN
    5,000  5/01/08 (b).......................  3.90                    5,000,000
           San Antonio IDA
           (Gruma Corp. Project)
           AMT VRDN
    4,095  11/01/09 (b)......................  3.55                    4,095,000
           Texas TRAN
   24,000  8/31/99...........................  2.97                   24,058,440
                                                                  --------------
                                                                      70,493,440
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           UTAH-6.0%
           Clinton City MFHR
           (Country Pines)
            Series '97 AMT VRDN
$   2,900  8/01/19 (b).......................  3.70%              $    2,900,000
           Salt Lake City Airport
           Revenue
           Series '96A AMT VRDN
   24,300  6/27/01 (b).......................  3.70                   24,300,000
           Salt Lake County IDR
           (SPS Technologies Inc. Project)
           AMT VRDN
    4,500  12/01/12 (b)......................  3.75                    4,500,000
           Salt Lake County
           Solid Waste
           (Kennecott Copper)
           AMT VRDN
    7,200  8/01/30 (b).......................  3.50                    7,200,000
           UTAH HFA SFMR
           Series '98-4 AMT
           VRDN
   11,650  7/01/32 (b).......................  3.60                   11,650,000
           UTAH HFA SFMR
           Series '99-2 AMT VRDN
   19,090  7/01/32 (b).......................  3.75                   19,090,000
                                                                  --------------
                                                                      69,640,000
                                                                  --------------
           VERMONT-0.5%
           Vermont HEFA
           (Capital Asset Finance Program)
           Series '97-2 VRDN
    5,265  6/01/27 (b).......................  3.60                    5,265,000
                                                                  --------------
           VIRGINIA-0.7%
           Henrico County IDA
           (White Oak Semiconductor-B)
           AMT VRDN
    4,000  10/01/27 (b)......................  3.55                    4,000,000
           King George County
           Solid Waste
           (Garnet of Virginia, Inc.)
           Series '96 AMT VRDN
    4,290  9/01/21 (b).......................  3.90                    4,290,000
                                                                  --------------
                                                                       8,290,000
                                                                  --------------
           WASHINGTON-6.9%
           Olympia Economic
           Development Authority
           (Lemay Enterprises Project)
           Series '99 AMT VRDN
    3,000  4/01/19 (b).......................  3.75                    3,000,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '91 AMT VRDN
    6,400  6/01/06 (b).......................  3.55                    6,400,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '92 AMT VRDN
    9,550  12/01/07 (b)......................  3.55                    9,550,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '92B AMT VRDN
    6,000  8/01/07 (b).......................  3.55                    6,000,000
           Washington Housing
           Finance Commission MFHR
           (Assisted Living Concepts)
           AMT VRDN
    6,400  1/01/17 (b).......................  3.80                    6,400,000
           Washington Housing Finance
           Commission MFHR
           (Brittany Park Project)
           Series A AMT VRDN
    5,000  10/01/21 (b)......................  3.80                    5,000,000
           Washington Housing
           Finance Commission
           MFHR
           (Evergreen Ridge Apts. Project)
           AMT VRDN
    2,355  12/01/24 (b)......................  3.80                    2,355,000
           Washington Housing Finance
           Commission MFHR
           (Hamilton Place)
           AMT VRDN
    2,960  7/01/28 (b).......................  3.85                    2,960,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Washington Housing Finance
           Commission MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN
$   9,435  7/01/25 (b).......................  3.85%              $    9,435,000
           Washington Housing Finance
           Commission MFHR
           (Larkin Place Apts.)
           Series '96 AMT VRDN
    5,490  7/01/28 (b).......................  3.85                    5,490,000
           Washington Housing Finance
           Commission MFHR
           (LTC Properties Inc. Project)
           AMT VRDN
    2,095  12/01/15 (b)......................  3.80                    2,095,000
           Washington Housing Finance
           Commission MFHR
           (Marketplace Apts.)
           Series '97A AMT VRDN
    6,020  7/01/29 (b).......................  3.85                    6,020,000
           Washington Housing Finance
           Commission MFHR
           (Merrill Gardens Apts.)
           Series '97A AMT VRDN
    2,000  7/01/22 (b).......................  3.80                    2,000,000
           Washington Housing Finance
           Commission MFHR
           (Oxford Square Apts.)
           Series '98A AMT VRDN
    2,250  12/01/28 (b)......................  3.80                    2,250,000
           Washington Housing Finance
           Commission MFHR
           (Pacific Inns Apts. Project)
           Series A AMT VRDN
    2,575  5/01/28 (b).......................  3.80                    2,575,000
           Washington Housing Finance
           Commission MFHR
           (Sherwood Springs Apts.)
           AMT VRDN
    3,720  9/01/27 (b).......................  3.80                    3,720,000
           Washington Housing Finance
           Commission MFHR
           (Twin Ponds)
           Series '98A AMT VRDN
    4,515  2/01/28 (b).......................  3.85                    4,515,000
           Yakima County IDR
           (Can-Am Millwork, Ltd.)
           AMT VRDN
    1,315  12/01/14 (b)......................  3.85                    1,315,000
                                                                  --------------
                                                                      81,080,000
                                                                  --------------
           WEST VIRGINIA-2.3%
           Marion County Solid Waste
           (Grant Town Cogeneration Project)
           AMT VRDN
    5,900  10/01/17 (b)......................  3.60                    5,900,000
           Marion County Solid Waste
           (Grant Town Cogeneration Project)
           Series '92A AMT VRDN
    8,700  10/01/17 (b)......................  3.55                    8,700,000
           Putnam County Solid Waste
           (Toyota Motor Manufacturing
           Project)
           Series '98 A AMT VRDN
   12,600  6/01/28 (b).......................  3.50                   12,600,000
                                                                  --------------
                                                                      27,200,000
                                                                  --------------
           WISCONSIN-0.8%
           Ladysmith Solid Waste
           (Cityforest Corp. Project)
           Series '98 AMT VRDN
    7,500  3/01/28 (b).......................  4.00                    7,500,000
           Onalaska IDR
           (Empire Screen Printing)
           Series '98 AMT VRDN
    2,200  5/01/18 (b).......................  3.70                    2,200,000
                                                                  --------------
                                                                       9,700,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           WYOMING-0.6%
           Wyoming Community
           Development Authoriry MFHR
           (Mountainside)
           Series A FSA AMT VRDN
$   7,300  9/01/28 (b).......................  3.40%              $    7,300,000
                                                                  --------------
           Total Municipal Bonds
           (amortized cost $1,115,349,155)...                      1,115,349,155
                                                                  --------------
           COMMERCIAL PAPER-3.9%
           COLORADO-1.8%
           Denver County Airport Revenue
           Series A AMT VRDN
   20,900  9/16/99 (b).......................   3.20                  20,900,000
                                                                  --------------
           ILLINOIS-0.5%
           Illinois Educational
           Facility Authority
           (Pooled Financing Authority)
    5,700  7/29/99...........................   3.10                   5,700,000
                                                                  --------------
           TEXAS-1.6%
           Calhoun County Port Revenue
           (British Petroleum)
           Series '98 AMT VRDN
   19,500  8/25/99 (b).......................   3.20                  19,500,000
                                                                  --------------
           Total Commercial Paper
           (amortized cost $46,100,000) .....                         46,100,000
                                                                  --------------
           TOTAL INVESTMENTS-99.4%
           (amortized cost $1,161,449,155)...                     1,161,449,155
           Other assets less
           liabilities-0.6%                                            6,649,828
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 1,170,016,773
           shares outstanding)...............                     $1,168,098,983
                                                                  ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     FSA   Financial Security Assurance
     HEFA  Housing & Educational Facility Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDB   Industrial Development Board
     IDR   Industrial Development Revenue
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue
     SWDR  Solid Waste Disposal Revenue
     TRAN  Tax & Revenue Anticipation Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
  Interest .......................................................   $44,570,192
EXPENSES
  Advisory fee (Note B) ............................  $ 6,583,961
  Distribution assistance and administrative
    service (Note C) ...............................    5,389,906
  Transfer agency (Note B) .........................      543,402
  Registration fees ................................      312,037
  Custodian fees ...................................      207,513
  Printing .........................................       83,916
  Audit and legal fees .............................       21,207
  Trustees' fees ...................................        3,346
  Miscellaneous ....................................       36,264
                                                      -----------
  Total expenses .................................................    13,181,552
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................   $31,388,640
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                              Year Ended        Year Ended
                                                            June 30, 1999     June 30, 1998
                                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income .................................  $    31,388,640   $    33,462,474
  Net realized gain on investment transactions ..........              -0-                81
  Net change in unrealized appreciation of investments ..              -0-            (6,527)
                                                           ---------------   ---------------
  Net increase in net assets from operations ............       31,388,640        33,456,028
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .................................      (31,388,640)      (33,462,474)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E) ......................      (27,868,898)      216,455,594
                                                           ---------------   ---------------
  Total increase (decrease) .............................      (27,868,898)      216,449,148
NET ASSETS
  Beginning of year .....................................    1,195,967,881       979,518,733
                                                           ---------------   ---------------
  End of year ...........................................  $ 1,168,098,983   $ 1,195,967,881
                                                           ===============   ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Port folio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $196,509 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $3,135 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $3,295,388. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $2,094,518 of which $108,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999 the Portfolio had a capital loss carryforward of $1,907,790, of which $1,127 expires in 2001, $134,924 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $1,170,006,773. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     1999              1998
                                                --------------   ---------------
Shares sold ..................................   2,838,180,843    4,949,415,097
Shares issued on reinvestments of dividends ..      31,388,640       33,462,474
Shares redeemed ..............................  (2,897,438,381)  (4,766,421,977)
                                                --------------   --------------
Net increase (decrease) ......................     (27,868,898)     216,455,594
                                                ==============   ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                      Year Ended June 30,
                                                        ------------------------------------------------
                                                          1999      1998      1997      1996      1995
                                                        --------  --------  --------  --------  --------
Net asset value, beginning of year.....................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                         ------    ------    ------    ------    ------
Income From Investment Operations
Net investment income..................................    .024      .028      .028      .029      .028(a)
Net realized and unrealized loss on investments........      -0-       -0-       -0-       -0-    (.003)
                                                         ------    ------    ------    ------    ------
Net increase in net asset value from operations........    .024      .028      .028      .029      .025
                                                         ------    ------    ------    ------    ------
Add: Capital Contributions
Capital contributed by the Adviser.....................      -0-       -0-       -0-       -0-     .003
                                                         ------    ------    ------    ------    ------
Less: Dividends
Dividends from net investment income...................   (.024)    (.028)    (.028)    (.029)    (.028)
                                                         ------    ------    ------    ------    ------
Net asset value, end of year...........................   $1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                         ======    ======    ======    ======    ======
Total Return
Total investment return based on net asset value (b)..     2.42%     2.85%     2.81%     2.93%     2.83%(c)
Ratios/Supplemental Data
Net assets, end of year (in millions).................   $1,168    $1,196      $980    $1,148    $1,189
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements.........     1.00%      .98%      .94%      .95%      .94%
  Expenses, before waivers and reimbursements.........     1.00%      .98%      .94%      .95%      .95%
  Net investment income...............................     2.38%     2.81%     2.76%     2.90%     2.78%(a)

--------------------------------------------------------------------------------

(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  The capital contribution by the Adviser had no effect on total return.

INDEPENDENT AUDITOR'S REPORT        Alliance Municipal Trust - General Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - General Portfolio

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


14

--------------------------------------------------------------------------------

Alliance
Municipal
Trust
-New York Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                      Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-82.4%
            NEW YORK-82.4%
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '95 AMT VRDN
$    2,310  9/01/15 (b).............          3.45%           $  2,310,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '97 AMT VRDN
     1,265  2/01/17 (b).............          3.45               1,265,000
            Albany IDA
            (Institute of History & Art)
            Series '99A VRDN
     2,130  6/01/04 (b).............          3.35               2,130,000
            Albany IDA
            (United Cerebal Palsy)
            Series '97B VRDN
    12,775  12/01/19 (b)............          3.35              12,775,000
            Chautauqua Lake
            Central School District
            BAN
            Series '99
    10,000  2/18/00.................          3.03              10,013,539
            Duanesburg Central
            School District BAN
     5,795  6/15/00.................          3.19               5,811,625
            Dutchess County IDA
            (Samuel F.B. Morse
            Historic)
            Series '99 VRDN
     4,000  2/01/29 (b).............          3.55               4,000,000
            Erie County RAN
            Series '98
    15,500  10/13/99................          3.21              15,531,216
            Goshen Central School
            District BAN
            Series '99
     9,550  6/22/00.................          3.30               9,581,485
            New York City GO
            Series '92D VRDN
            FGIC
    19,800  2/01/20 (b).............          3.30              19,800,000
            New York City GO
            Series '95F-3 VRDN
     3,000  2/15/13 (b).............          3.30               3,000,000
            New York City GO
            Series F-2 VRDN
     8,050  2/15/12 (b).............          3.25               8,050,000
            New York City Health &
            Hospital Corp.
            (Health System)
            Series '97A VRDN
    13,955  2/15/26 (b).............          3.30              13,955,000
            New York City Housing
            Development Corp.
            (Related Broadway)
            Series '98 AMT VRDN
    24,500  12/01/31 (b)............          3.30              24,500,000
            New York City Housing
            Development Corp.
            MFHR
            (2nd Avenue Project)
            Series '98A AMT VRDN
     3,800  9/01/30 (b).............          3.30               3,800,000
            New York City Housing
            Development Corp.
            MFHR
            (Crotona Avenue Project)
            Series '98A AMT VRDN
     2,100  9/01/30 (b).............          3.30               2,100,000
            New York City IDA
            (American Civil Liberties
            Union)
            Series '97 VRDN
       917  6/01/12 (b).............          3.35                 917,000
            New York City IDA
            (Korean Airlines Co.)
            Series '97A AMT VRDN
    13,800  11/01/24 (b)............          3.30              13,800,000
            New York City IDA
            (Korean Airlines Co.)
            Series '97B AMT VRDN
     2,000  11/01/24 (b)............          3.35               2,000,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '98 A-1 VRDN
    10,000  11/15/26 (b)............          3.50              10,000,000
     8,000  11/15/28 (b)............          3.50               8,000,000
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '98 A-2 VRDN
     7,900  11/15/21 (b)............          3.35               7,900,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series '99 B-3 VRDN
$    9,500  11/01/28 (b)............          3.50%           $  9,500,000
            New York State
            Dormitory Authority
            (Memorial
            Sloan-Kettering)
            Series '96 VRDN
     8,800  7/01/26 (b).............          3.40               8,800,000
            New York State
            Dormitory Authority
            (NY Foundling
            Charitable)
            VRDN
     3,585  7/01/12 (b).............          3.15               3,585,000
            New York State ERDA
            (Central Hudson Gas &
            Electric)
            Series '87A AMT VRDN
     4,400  6/01/27 (b).............          3.65               4,400,000
            New York State ERDA
            (Niagara Mohawk Corp.)
            VRDN AMT
     4,300  7/01/27 (b).............          3.55               4,300,000
            New York State ERDA
            (Niagara Mohawk Power
            Corp.)
            Series '85C VRDN
     2,000  12/01/25 (b)............          3.45               2,000,000
            New York State ERDA
            (RG&E)
            Series '97B VRDN
            MBIA
     7,130  8/01/32 (b).............          3.40               7,130,000
            New York State GO
            Series '98D
     4,085  7/15/99.................          3.63               4,085,754
            New York State HFA
            (101 West End Avenue
            Project)
            Series '98A AMT VRDN
    13,000  11/01/31 (b)............          3.30              13,000,000
            New York State HFA
            (101 West End Avenue
            Project)
            Series '99A AMT VRDN
    25,350  11/01/31 (b)............          3.30              25,350,000
            New York State HFA
            (250 West 50th Street)
            Series '97A AMT VRDN
     6,200  5/01/30 (b).............          3.35               6,200,000
            New York State HFA
            (345 East 94th Street
            Housing)
            Series '98A AMT VRDN
     8,700  11/01/31 (b)............          3.30               8,700,000
            New York State HFA
            (345 East 94th Street
            Housing)
            Series '99A AMT VRDN
     4,300  11/01/31 (b)............          3.30               4,300,000
            New York State HFA
            (East 84th Street)
            Series '95A AMT VRDN
    10,500  11/01/28 (b)............          3.30              10,500,000
            New York State HFA
            (Mount Sinai Medical
            School)
            Series '84A VRDN
     3,700  11/01/14 (b)............          3.50               3,700,000
            New York State HFA
            (Saxony Apartments)
            Series '97A AMT VRDN
    33,700  11/01/30 (b)............          3.30              33,700,000
            New York State HFA
            (South Cove Plaza)
            Series '99A AMT VRDN
    10,000  11/01/30 (b)............          3.45              10,000,000
            New York State Medical
            Care Facilities
            (North General Hospital)
            Series '89 pre-refunded
    28,000  8/15/99.................          3.08              28,703,662
            Niagara County IDA
            (American Ref-Fuel)
            Series '94A VRDN
    19,310  11/15/24 (b)............          3.40              19,310,000
            Niagara County IDA
            (American Ref-Fuel)
            Series '94C AMT VRDN
    18,200  11/15/24 (b)............          3.35              18,200,000
            Niagara County IDA
            (American Ref-Fuel)
            Series '96D AMT VRDN
     3,100  11/15/26 (b)............          3.35               3,100,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            Niagara County IDA
            (Pyron Corp. Project)
            Series '89 AMT VRDN
$    1,670  11/01/04 (b)............          3.45%           $  1,670,000
            Oneida County IDA
            (Champion Home
            Builders Co.)
            Series '99 VRDN
     6,820  6/01/29 (b).............          3.75               6,820,000
            Ontario County IDA
            (Ultrafab Inc.)
            Series '95AMT VRDN
     2,000  12/01/15 (b)............          3.60               2,000,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure OB-6)
            AMT VRDN
     6,500  12/01/17 (b)............          3.65               6,500,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            AMT VRDN
     6,300  4/01/24 (b).............          3.65               6,300,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            Series '94-2 VRDN
     2,100  5/01/19 (b).............          3.60               2,100,000
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series '97A VRDN
     4,325  2/01/22 (b).............          3.40               4,325,000
            Saint Lawrence County
            IDA
            (Alcoa)
            Series '99B VRDN
     2,500  1/01/22 (b).............          3.62               2,500,000
            Southeast IDA
            (The Rawplug Project)
            Series '96 AMT VRDN
     2,100  5/01/21 (b).............          3.65               2,100,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series '97 VRDN
     3,785  4/01/18 (b).............          3.70               3,785,000
            Suffolk County TAN
            Series '99-1
    20,000  8/12/99.................          2.92              20,013,355
            Westchester County IDA
            (Music Conservatory of
            Westchester)
            Series '99 VRDN
     3,500  7/01/29 (b).............          3.55               3,500,000
            Westchester County IDA
            (Rye Country Day School)
            Series '99 VRDN
     5,000  5/01/04 (b).............          3.55               5,000,000
     4,800  5/01/29 (b).............          3.55               4,800,000
                                                              ------------
            Total Municipal Bonds
            (amortized cost
            $481,217,636)...........                           481,217,636
                                                              ------------
            COMMERCIAL PAPER-16.6%
            NEW YORK-15.2%
            Long Island Power
            Authority
            (Electric System Revenue)
            Series '98
    10,000  8/19/99.................          3.10              10,000,000
     9,500  9/15/99.................          3.10               9,500,000
     8,000  9/15/99.................          3.15               8,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation)
            Series CP-1A
     7,500  8/10/99.................          3.05               7,500,000
    10,000  9/07/99.................          3.05              10,000,000
     7,000  9/10/99.................          3.15               7,000,000
            New York City Municipal
            Water Authority
            Series 3
     6,700  9/09/99.................          3.10               6,700,000
     5,500  8/19/99.................          3.15               5,500,000
            New York City Municipal
            Water Authority
            Series 5
     4,000  8/26/99.................          3.15               4,000,000

STATEMENT OF NET ASSETS            Alliance Municipal Trust - New York Portfolio
(continued)
================================================================================

Principal
 Amount
 (000)      Security(a)                      Yield                   Value
--------------------------------------------------------------------------------
            New York State GO
            (Environmental
            Quality 86)
            Series '97A
$    9,350  8/17/99.................          3.10%           $  9,350,000
            New York State Power
            Authority
            Series 4
    11,100  9/09/99.................          3.10              11,100,000
                                                              ------------
                                                                88,650,000
                                                              ------------
            PUERTO RICO-1.4%
            Puerto Rico Government
            Development Bank
     8,387  9/08/99.................          3.10               8,387,000
                                                              ------------
            Total Commercial Paper
            (amortized cost
            $97,037,000)............                            97,037,000
                                                              ------------
            TOTAL INVESTMENTS-99.0%
            (amortized cost
            $578,254,636)...........                          $578,254,636
            Other assets less
            liabilities-1.0%........                             5,976,031
                                                              ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            584,294,613 shares
            outstanding)............                          $584,230,667
                                                              ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   Alternative Minimum Tax
      BAN   Bond Anticipation Note
      ERDA  Energy Research & Development Authority
      FGIC  Financial Guaranty Insurance Company
      GO    General Obligation
      HFA   Housing Financing Agency/Authority
      IDA   Industrial Development Authority
      MBIA  Municipal Bond Investors Assurance
      MFHR  Multi-Family Housing Revenue
      RAN   Revenue Anticipation Note
      TAN   Tax Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                        $18,334,970
EXPENSES
   Advisory fee (Note B) .....................................      $ 2,858,296
   Distribution assistance and administrative service (Note C)        2,296,722
   Transfer agency (Note B) ..................................          470,134
   Custodian fees ............................................          127,805
   Printing ..................................................           98,216
   Registration fees .........................................           58,067
   Audit and legal fees ......................................           15,788
   Trustees' fees ............................................            2,648
   Miscellaneous .............................................           16,518
                                                                    -----------
   Total expenses ............................................        5,944,194
   Less: expense reimbursement ...............................         (227,602)
                                                                    -----------
   Net expenses ..............................................                          5,716,592
                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                        $12,618,378
                                                                                      ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
In Net Assets                      Alliance Municipal Trust - New York Portfolio
================================================================================

                                                    Year Ended           Year Ended
                                                   June 30, 1999        June 30,1998
                                                   -------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................      $  12,618,378       $  12,056,052
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................        (12,618,378)        (12,056,052)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................         63,669,113         165,101,028
                                                   -------------       -------------
   Total increase ...........................         63,669,113         165,101,028
NET ASSETS
   Beginning of year ........................        520,561,554         355,460,526
                                                   -------------       -------------
   End of year ..............................      $ 584,230,667       $ 520,561,554
                                                   =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Munici pal Trust-Con necticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Munic ipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with gen erally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the require ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expens es (excluding taxes, brokerage, interest and, where permitted, extraordinary ex penses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $227,602.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for provid ing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amount ed to $259,568 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $4,295 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $1,429,148. In addition, the Portfolio may reimburse certain broker-dealers for admini strative costs incurred in connection with providing sharehold er services, and may reimburse the Adviser for accounting and book keeping, and legal and compli ance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $867,574 of which $95,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $584,251,215. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended          Year Ended
                                                  June 30,            June 30,
                                                    1999               1998
                                               --------------    --------------
Shares sold ................................    1,417,305,305     1,778,864,407
Shares issued on reinvestments of dividends        12,618,378        12,056,052
Shares redeemed ............................   (1,366,254,570)   (1,625,819,431)
                                               --------------    --------------
Net increase ...............................       63,669,113       165,101,028
                                               ==============    ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                Year Ended June 30,
                                                         -----------------------------------------------------------------
                                                            1999          1998         1997           1996         1995
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ...................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net investment income (a) ............................        .022          .027          .027          .028          .028
                                                         ---------     ---------     ---------     ---------     ---------
Less: Dividends
Dividends from net investment income .................       (.022)        (.027)        (.027)        (.028)        (.028)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of year .........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         =========     =========     =========     =========     =========
Total Return
Total investment return based on net asset value (b) .        2.24%         2.74%         2.77%         2.87%         2.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $ 584,231     $ 520,562     $ 355,461     $ 330,984     $ 177,254
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .......        1.00%          .93%          .85%          .85%          .85%
   Expenses, before waivers and reimbursements .......        1.04%         1.01%         1.04%         1.03%         1.03%
   Net investment income (a) .........................        2.21%         2.69%         2.73%         2.82%         2.81%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT       Alliance Municipal Trust - New York Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - New York Portfolio

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


10

--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- New Jersey Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-85.0%
           ARKANSAS-1.2%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98
           AMT VRDN
$   2,600  6/01/28 (b).............................  3.55%          $  2,600,000
                                                                    ------------
           ILLINOIS-0.3%
           Rock Island
           Metropolitan Airport
           (Elliot Aviation Project)
           Series '98
           AMT VRDN
      700  12/01/18 (b)............................  3.70                700,000
                                                                    ------------
           NEW JERSEY-67.2%
           Cumberland County
           GO BAN
           Series '98
    1,000  7/22/99.................................  3.65              1,000,055
           Essex County
           Improvement Authority
           (County Asset Sale
           Project)
           Series '95
           AMBAC VRDN
   10,000  12/01/25 (b)............................  3.40             10,000,000
           Gloucester County PCR
           (Mobil Oil Co.)
           VRDN
    2,400  12/01/03 (b)............................  3.05              2,400,000
           Jackson School District
           GO
           Series '99 FSA
    1,415  12/15/99................................  3.03              1,424,305
           Jefferson Township
           GO BAN
           Series '98B
    4,272  7/16/99.................................  3.65              4,271,888
           Jefferson Township
           GO BAN
           Series '99
    2,805  2/17/00.................................  2.98              2,809,651
           Jersey City BAN
           School Promissory Notes
           Series '98
    6,000  9/17/99.................................  3.44              6,007,059
           Jersey City BAN
           Promissory Notes
           Series '99
    3,000  3/02/00.................................  3.00              3,009,759
           Monmouth County
           Improvement Authority
           (Capital Equipment
           Pooled Lease)
           Series '97
    2,000  10/01/99................................  3.05              2,009,599
           Monmouth County
           Improvement Authority
           (Pooled Govt. Loan Prog.)
           VRDN
   10,150  8/01/16 (b).............................  3.20             10,150,000
           Morristown Township
           GO BAN
           Series '99
    8,000  5/03/00.................................  3.15              8,023,416
           New Jersey Economic
           Development Authority
           (Bergen Community
           Blood Center)
           Series '97 VRDN
    2,070  12/01/12 (b)............................  3.45              2,070,000
           New Jersey Economic
           Development Authority
           (Colonial Wire & Cable)
           Series B-1 AMT
           VRDN
    1,825  10/01/00 (b)............................  3.20              1,825,000
           New Jersey Economic
           Development Authority
           (Curtiss Wright Flight)
           VRDN
    2,047  1/01/02 (b).............................  3.35              2,047,000
           New Jersey Economic
           Development Authority
           (Economic Growth E-1)
           Series '94E AMT
           VRDN
    1,680  8/01/14 (b).............................  3.75              1,680,000
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series '94F VRDN
      650  8/01/14 (b).............................  3.45                650,000
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series '96C VRDN
    2,695  11/01/11 (b)............................  3.35              2,695,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           New Jersey Economic
           Development Authority
           (Economic Growth)
           Series B AMT VRDN
$   2,425  8/01/04 (b).............................  3.75%          $  2,425,000
           New Jersey Economic
           Development Authority
           (Economic Growth-Kirker
           Ent.)
           Series '96 AMT VRDN
    1,750  1/01/05 (b).............................  3.50              1,750,000
           New Jersey Economic
           Development Authority
           (Economic Growth-Mona
           Industries)
           Series '96 AMT VRDN
    2,600  1/01/16 (b).............................  3.50              2,600,000
           New Jersey Economic
           Development Authority
           PCR
           (Fujinon Inc. Project)
           Series '86 VRDN
    2,000  3/01/01 (b).............................  4.40              2,000,000
           New Jersey Economic
           Development Authority
           PCR
           (Hoffman-LA Roche Inc.)
           VRDN
    2,800  2/01/05 (b).............................  3.70              2,800,000
           New Jersey Economic
           Development Authority
           (Job Haines Home Project)
           Series '98 VRDN
    2,000  2/01/28 (b).............................  3.25              2,000,000
           New Jersey Economic
           Development Authority
           (Kinder-Care Learning
           Centers)
           Series D VRDN
      390  10/01/00 (b)............................  3.65                390,000
           New Jersey Economic
           Development Authority
           (Market Transition
           Facilities Revenue)
           Series '94A MBIA
    5,000  7/01/99.................................  3.60              5,000,000
           New Jersey Economic
           Development Authority
           (Merck & Co.)
           Series '82 VRDN
    1,300  10/01/22 (b)............................  3.95              1,300,000
           New Jersey Economic
           Development Authority
           (Russ Berrie & Co., Inc.)
           Series '83 VRDN
    1,000  12/01/13 (b)............................  3.45              1,000,000
           New Jersey Economic
           Development Authority
           (Thermal Energy Ltd.)
           AMT VRDN
    6,500  12/01/31 (b)............................  3.30              6,500,000
           New Jersey GO
           (Princeton University)
           Series '96A
    2,000  7/15/00.................................  3.35              2,033,380
           New Jersey Health
           Care Facilities
           (Atlantic City Medical
           Center)
           Series '98A-1 VRDN
    4,500  7/01/28 (b).............................  3.40              4,500,000
           New Jersey Health
           Care Facilities
           (Christ Hospital)
           Series '98A-2 VRDN
    7,100  7/01/13 (b).............................  3.40              7,100,000
           New Jersey Health
           Care Facilities
           (Community Medical
           Center) Series '98 FSA
    1,100  7/01/99.................................  3.10              1,100,000
           New Jersey Health
           Care Facilities
           (Hospital Capital Asset
           Financing)
           Series '85B VRDN
    8,000  7/01/35 (b).............................  3.45              8,000,000
           New Jersey Health
           Care Facilities
           (Hospital Capital Asset
           Financing)
           Series '85D VRDN
    2,000  7/01/35 (b).............................  3.45              2,000,000
           New Jersey Health
           Care Facilities
           (St. Barnabas Medical
           Center)
           Series '98A MBIA
    2,010  7/01/99.................................  3.50              2,010,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           New Jersey Health
           Care Facilities
           (United Methodist Homes)
           Series '98 A-6
           AMT VRDN
$   3,700  7/01/07 (b).............................  3.40%          $  3,700,000
           New Jersey State
           Turnpike Authority
           (Turnpike Revenue)
           Series '91D FGIC
           VRDN
   12,400  1/01/18 (b).............................  3.10             12,400,000
           New Jersey Wastewater
           Treatment Trust
           Series '96 C MBIA
    1,485  5/15/00.................................  3.25              1,522,979
           Pleasantville Central
           School District GO
           Series '98 MBIA
    1,000  2/15/00.................................  2.98              1,010,859
           Salem County Pollution
           Control
           (Dupont Corp.)
           Series '82A VRDN
    2,400  3/01/12 (b).............................  3.30              2,400,000
           Sussex County
           GO BAN
           Series '99
    7,000  6/29/00.................................  3.40              7,023,531
           Westwood GO BAN
           Series '98B
    3,727  8/16/99.................................  3.60              3,727,904
                                                                    ------------
                                                                     148,366,385
                                                                    ------------
           NEW YORK-5.2%
           New York State HFA
           (101 West End Avenue
           Project)
           Series '99A AMT
           VRDN
    4,000  11/01/31 (b)............................  3.30              4,000,000
           Port Authority of
           New York and
           New Jersey
           (Versatile Structure)
           OB-6 AMT VRDN
    7,500  12/01/17 (b)............................  3.65              7,500,000
                                                                    ------------
                                                                      11,500,000
                                                                    ------------
           OHIO-0.9%
           Ohio Air Authority
           (JMG Funding
           Partnership)
           Series '94B AMT
           VRDN
    2,000  4/01/28 (b).............................  3.45              2,000,000
                                                                    ------------
           PUERTO RICO-2.7%
           Puerto Rico Industrial,
           Medical, Higher
           Education & Environment
           (Ana G. Mendez Educ.
           Foundation Project)
           VRDN
    5,900  12/01/15 (b)............................  3.20              5,900,000
                                                                    ------------
           SOUTH CAROLINA-2.3%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT
           VRDN
    5,000  4/01/30 (b).............................  3.55              5,000,000
                                                                    ------------
           TEXAS-2.5%
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '93 AMT VRDN
    1,700  5/01/23 (b).............................  3.60              1,700,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '97 AMT VRDN
    1,000  5/01/27 (b).............................  3.60              1,000,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '98 AMT VRDN
    2,900  3/01/28 (b).............................  3.60              2,900,000
                                                                    ------------
                                                                       5,600,000
                                                                    ------------
           UTAH-1.8%
           Utah HFA SFMR
           Series '99 2 AMT
           VRDN
    4,000  7/01/32 (b).............................  2.95              4,000,000
                                                                    ------------

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                              Yield              Value
--------------------------------------------------------------------------------
           WASHINGTON-0.9%
           Port of Port Angeles IDA
           (Daishowa America
           Project)
           Series '92 AMT VRDN
$   2,000  12/01/07 (b)...........................  3.55%          $  2,000,000
                                                                   ------------
           Total Municipal Bonds
           (amortized cost
           $187,666,385)..........................                  187,666,385
                                                                   ------------
           COMMERCIAL PAPER-15.1%
           NEW JERSEY-5.8%
           New Jersey Economic
           Development Authority
           (Chamber Cogeneration)
           Series '91 AMT
    5,000  9/15/99................................  3.10              5,000,000
           New Jersey Economic
           Development Authority
           (Keystone Project)
           Series '92 AMT
    3,800  7/14/99................................  3.25              3,800,000
           Salem County
           Financing Authority
           PCR
           (Philadelphia Electric)
           Series '93A AMT
    4,000  9/08/99................................  2.90              4,000,000
                                                                   ------------
                                                                     12,800,000
                                                                   ------------
           NEW YORK-4.4%
           Port Authority of New
           York and New Jersey
           AMT
    4,985  8/11/99................................  2.95              4,985,000
    4,690  9/09/99................................  3.05              4,690,000
                                                                   ------------
                                                                      9,675,000
                                                                   ------------
           PUERTO RICO-4.9%
           Puerto Rico Government
           Development Bank
    4,000  9/09/99................................  3.10              4,000,000
    6,959  8/19/99................................  3.15              6,959,000
                                                                   ------------
                                                                     10,959,000
                                                                   ------------
           Total Commercial Paper
           (amortized cost
           $33,434,000)...........................                   33,434,000
                                                                   ------------
           TOTAL INVESTMENTS-100.1%
           (amortized cost
           $221,100,385)..........................                  221,100,385
           Other assets less
           liabilities-(0.1%).....................                     (235,009)
                                                                   ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           220,861,658 shares
           outstanding)...........................                 $220,865,376
                                                                   ============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      BAN     Bond Anticipation Note
      FGIC    Financial Guaranty Insurance Company
      FSA     Financial Security Assurance
      GO      General Obligation
      HFA     Housing Finance Agency/Authority
      IDA     Industrial Development Agency/Authority
      MBIA    Municipal Bond Investors Assurance
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999         Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                  $ 6,385,573
EXPENSES
   Advisory fee (Note B) ........................................   $ 1,009,275
   Distribution assistance and administrative service (Note C) ..       919,510
   Transfer agency (Note B) .....................................       113,047
   Custodian fees ...............................................        73,516
   Registration fees ............................................        32,743
   Printing .....................................................        22,358
   Audit and legal fees .........................................        13,065
   Trustees' fees ...............................................         2,161
   Amortization of organization expense .........................         1,225
   Miscellaneous ................................................         9,753
                                                                    -----------
   Total expenses ...............................................     2,196,653
   Less: expense reimbursement ..................................      (178,102)
                                                                    -----------
   Net expenses .................................................                    2,018,551
                                                                                   -----------
   Net investment income ........................................                    4,367,022
                                                                                   -----------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions .................                        5,000
                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                  $ 4,372,022
                                                                                   ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

                                                        Year Ended       Year Ended
                                                      June 30, 1999    June 30, 1998
                                                      -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..........................   $   4,367,022    $   3,736,914
   Net realized gain on investment transactions ...           5,000               -0-
                                                      -------------    -------------
   Net increase in net assets from operations .....       4,372,022        3,736,914
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..........................      (4,367,022)      (3,736,914)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..........................      69,243,011       28,038,111
                                                      -------------    -------------
   Total increase .................................      69,248,011       28,038,111
NET ASSETS
   Beginning of year ..............................     151,617,365      123,579,254
                                                      -------------    -------------
   End of year ....................................   $ 220,865,376    $ 151,617,365
                                                      =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through February, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $178,102.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $48,997 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $824 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $504,638. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $414,872, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $220,861,658. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                   ------------    ------------
Shares sold ....................................    531,409,514     580,716,424
Shares issued on reinvestments of dividends ....      4,367,022       3,736,914
Shares redeemed ................................   (466,533,525)   (556,415,227)
                                                   ------------    ------------
Net increase ...................................     69,243,011      28,038,111
                                                   ============    ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                Year Ended June 30,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net asset value, beginning of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income From Investment Operations
Net investment income (a) ..............................       .022         .026         .027         .028         .029
                                                           --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...................      (.022)       (.026)       (.027)       (.028)       (.029)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (b) ...       2.21%        2.67%        2.72%        2.89%        2.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ................   $220,865     $151,617     $123,579     $ 98,098     $ 74,133
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .........       1.00%         .94%         .85%         .82%         .74%
   Expenses, before waivers and reimbursements .........       1.09%        1.07%        1.12%        1.19%        1.29%
   Net investment income (a) ...........................       2.16%        2.63%        2.68%        2.84%        2.98%

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT     Alliance Municipal Trust - New Jersey Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - New Jersey Portfolio

We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

     Alliance
     Municipal
     Trust
     -Connecticut Portfolio

          Alliance Capital [LOGO](R)


Annual Report
June 30, 1999

STATEMENT OF NET ASSETS
June 30, 1999                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-96.6%
           ARKANSAS-1.8%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98 AMT VRDN
$   2,500  6/01/28 (b) ..........................           3.55%   $  2,500,000
                                                                    ------------
           CONNECTICUT-71.1%
           Bridgeport GO
           Series '96 A AMBAC
    1,150  9/01/99 ..............................           2.85       1,154,629
           Connecticut Development
           Authority
           (Central Vermont Public
           Service)
           Series '85 VRDN
    1,000  12/01/15 (b) .........................           3.05       1,000,000
           Connecticut Development
           Authority
           (Exeter Energy Project)
           Series '89C AMT VRDN
    3,500  12/01/19 (b) .........................           4.65       3,500,000
           Connecticut Development
           Authority
           (Independent Living)
           Series '90 VRDN
    6,060  7/01/15 (b) ..........................           3.30       6,060,000
           Connecticut Development
           Authority
           (Northeast Foods, Inc.)
           Series '98 AMT VRDN
    5,200  6/01/13 (b) ..........................           3.95       5,200,000
           Connecticut Development
           Authority
           (Pierce Memorial Baptist
           Home)
           Series '99
    1,000  10/01/28 .............................           3.40       1,000,000
           Connecticut Development
           Authority
           (Rand Whitney Project)
           Series '93 AMT VRDN
    6,000  8/01/23 (b) ..........................           3.35       6,000,000
           Connecticut Development
           Authority
           (Regional YMCA Western
           Connecticut)
           Series '88 VRDN
      901  6/01/08 (b) ..........................           4.10         901,000
           Connecticut Development Authority
           Res. Rec. (Exeter Energy Project)
           Series '89B AMT VRDN
    3,700  12/01/19 (b) .........................           4.65       3,700,000
           Connecticut Development
           Authority
           (Connecticut Light and
           Power Co.)
           Series '96A AMBAC
           AMT VRDN
    5,900  5/01/31 (b) ..........................           3.65       5,900,000
           Connecticut GO
           Series '90C
      400  9/15/99 ..............................           2.85         403,248
           Connecticut GO
           Series '96B
    1,250  8/15/99 ..............................           3.00       1,252,238
           Connecticut GO
           Series '96D
      650  12/01/99 .............................           3.30         651,185
           Connecticut GO
           Series '97
    1,000  8/01/99 ..............................           2.80       1,001,852
           Connecticut GO
           Series '99A
    3,000  6/15/00 ..............................           3.33       3,018,697
           Connecticut HEFA
           (Bradley Health Care)
           Series '97B VRDN
    5,600  7/01/29 (b) ..........................           3.25       5,600,000
           Connecticut HEFA
           (Charlotte Hungerford
           Hospital)
           Series '98C VRDN
    1,425  7/01/13 (b) ..........................           3.40       1,425,000
           Connecticut HEFA
           (Jerome Home Project)
           Series '97C VRDN
    3,630  7/01/29 (b) ..........................           3.25       3,630,000
           Connecticut HEFA
           (Kingswood-Oxford
           School Inc.)
           Series '89 VRDN
    1,050  2/01/09 (b) ..........................           3.50       1,050,000
           Connecticut HEFA
           (Pomfret School Issue)
           Series '95A VRDN
    1,000  7/01/24 (b) ..........................           3.30       1,000,000

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           Connecticut HEFA
           (St. Raphel Hospital)
           Series '98J VRDN
   $2,000  7/01/22 (b) ..........................           3.05%   $  2,000,000
           Connecticut HEFA
           (St. Raphel Hospital)
           Series '98K VRDN
    2,200  7/01/22 (b) ..........................           3.05       2,200,000
           Connecticut HEFA
           (St. Vincents' Hospital)
           Series '99B VRDN
    7,500  11/01/29 (b) .........................           3.25       7,500,000
           Connecticut HEFA
           (Yale University)
           Series '97T-1 VRDN
    4,300  7/01/29 (b) ..........................           3.60       4,300,000
           Connecticut Special
           Assessment Unemployment
           Compensation
           Series '93C FGIC PPB
    4,500  7/01/00 (b) ..........................           3.38       4,500,000
    5,000  7/01/99 (b) ..........................           3.60       5,000,000
           Connecticut Special
           Assessment Unemployment
           Compensation
           Series '96-A AMBAC
    1,750  11/15/99 .............................           5.00       1,762,503
           Connecticut Special Tax
           Obligation
           (2nd Lien Transportation
           Infrastructure)
           Series '90-1 VRDN
   10,000  12/01/10 (b) .........................           3.45      10,000,000
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '89 Pre-refunded
    1,000  7/01/99 ..............................           3.68       1,020,000
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '92S
    1,000  2/15/00 ..............................           3.15       1,014,932
           Connecticut Special Tax
           Obligation
           (Transport Infrastructure)
           Series '95 FGIC
    1,000  10/01/99 .............................           2.85       1,003,447
           Connecticut Special Tax
           Obligation
           (Transportation
           Infrastructure)
           Series '89C
    1,000  12/01/99 .............................           3.00       1,014,747
           East Hartford GO
           Series '99 FGIC
    1,080  1/15/00 ..............................           2.90       1,094,903
           Hartford GO
           Series '88
    1,050  12/15/99 .............................           2.90       1,068,843
           New Haven GO
           FGIC
    1,000  2/01/00 ..............................           2.90       1,007,840
           Norwalk GO
           Series '99
    1,000  7/12/00 ..............................           3.33       1,001,630
           South Central Regional
           Water Authority
           12th Series FGIC
      200  8/01/99 ..............................           3.25         200,171
           Stafford GO BAN
           Series '98
      960  8/04/99 ..............................           3.73         960,051
           Stamford GO
           Series '85
    1,000  12/15/99 .............................           3.00       1,019,015
           Thomaston GO
           Series '98 FSA
      800  9/15/99 ..............................           3.38         803,767
                                                                    ------------
                                                                     101,919,698
                                                                    ------------
           DELAWARE-3.1%
           Delaware Economic
           Development Authority IDR
           (Delaware Clean Power
           Project)
           Series '97A AMT VRDN
    4,500  8/01/29 (b) ..........................           3.55       4,500,000
                                                                    ------------
           ILLINOIS-0.7%
           St. Charles IDA
           (Pier 1 Imports -
           Midwest Project)
           AMT VRDN
    1,000  12/15/26 (b) .........................           3.40       1,000,000
                                                                    ------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           LOUISIANA-0.8%
           Calcasieu Parish IDA
           (Citgo Petroleum Corp.)
           Series '96 AMT VRDN
   $1,200  7/01/26 (b) ..........................           3.55%   $  1,200,000
                                                                    ------------
           MASSACHUSETTS-1.1%
           Massachusetts Development
           Finance Authority
           (S-N Bedding Co. Inc.)
           Series '98B AMT VRDN
    1,500  11/01/23 (b) .........................           3.65       1,500,000
                                                                    ------------
           OHIO-1.3%
           Ohio Air Authority PCR
           (JMG Funding Partnership)
           Series '94B AMT VRDN
    1,900  4/01/28 (b) ..........................           3.45       1,900,000
                                                                    ------------
           PENNSYLVANIA-2.3%
           Montgomery County
           (PA Higher Education &
           Health Loan)
           Series '96A VRDN
    3,345  8/01/21 (b) ..........................           3.60       3,345,000
                                                                    ------------
           SOUTH CAROLINA-2.8%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT VRDN
    1,000  4/01/30 (b) ..........................           3.55       1,000,000
    3,000  4/01/31 (b) ..........................           3.55       3,000,000
                                                                    ------------
                                                                       4,000,000
                                                                    ------------
           TEXAS-8.5%
           Brazos River Habor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '93 AMT VRDN
    2,700  5/01/23 (b) ..........................           3.60       2,700,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '92A AMT VRDN
    1,100  12/01/18 (b) .........................           3.60       1,100,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co.
           Project)
           Series '96 AMT VRDN
    1,000  4/01/26 (b) ..........................           3.60       1,000,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Project)
           Series '98 AMT VRDN
      400  3/01/28 (b) ..........................           3.60         400,000
           Brazos River Port
           Facility
           (Harbor Navigation
           District)
           Series '98 AMT VRDN
    2,000  9/01/18 (b) ..........................           3.55       2,000,000
           Camp County IDA
           (Pilgrims Pride Project)
           Series '99 AMT VRDN
    3,000  7/01/29 (b) ..........................           4.00       3,000,000
           Grayson County IDA
           (Aluminum Co. of
           America)
           VRDN
    2,000  12/01/02 (b) .........................           3.95       2,000,000
                                                                    ------------
                                                                      12,200,000
                                                                    ------------
           UTAH-3.1%
           Utah HFA SFMR
           Series '99-2 AMT VRDN
    4,500  7/01/32 (b) ..........................           2.95       4,500,000
                                                                    ------------
           Total Municipal Bonds
           (amortized cost
           $138,564,698) ........................                    138,564,698
                                                                    ------------
           COMMERCIAL PAPER-8.4%
           CONNECTICUT-8.4%
           Connecticut HEFA
           (Yale University)
           Series S-2
    3,000  8/11/99 ..............................           2.85       3,000,000
    2,000  8/12/99 ..............................           3.00       2,000,000
    3,000  9/10/99 ..............................           3.10       3,000,000
           Connecticut Special
           Assessment Injury Fund
           Series '97
    2,000  8/19/99 ..............................           2.60       2,000,000
    2,000  7/15/99 ..............................           3.30       2,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
           Total Commercial Paper
           (amortized cost
           $12,000,000) .........................                     12,000,000
                                                                    ------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                         Value
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS-105.0%
           (amortized cost
           $150,564,698).......                    $150,564,698
           Other assets less
           liabilities -- (5.0%)                    (7,163,425)
                                                   ------------

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           143,430,865 shares
           outstanding)........                    $143,401,273
                                                   ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      HEFA  Health & Educational Facility Authority
      AMT   Alternative Minimum Tax
      HFA   Housing Finance Agency/Authority
      BAN   Bond Anticipation Note
      IDA   Industrial Development Authority
      FSA   Financial Security Assurance
      IDR   Industrial Development Revenue
      FGIC  Financial Guaranty Insurance Company
      PCR   Pollution Control Revenue
      GO    General Obligation
      SFMR  Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999        Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $4,928,840
EXPENSES
   Advisory fee (Note B) .....................................   $   765,763
   Distribution assistance and administrative service (Note C)       682,550
   Custodian fees ............................................        74,298
   Transfer agency (Note B) ..................................        64,657
   Registration fees .........................................        18,121
   Printing ..................................................        15,405
   Audit and legal fees ......................................        14,207
   Trustees' fees ............................................         2,283
   Miscellaneous .............................................         8,912
                                                                  ----------
   Total expenses ............................................     1,646,196
   Less: expense reimbursement ...............................      (114,669)
                                                                  ----------
   Net expenses ..............................................                   1,531,527
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $3,397,313
                                                                                ==========


--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                          Year Ended        Year Ended
                                                         June 30, 1999     June 30, 1998
                                                        --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................   $   3,397,313    $   3,174,536
   Net change in unrealized appreciation of investments              -0-            (932)
                                                          -------------    -------------
   Net increase in net assets from operations .........       3,397,313        3,173,604
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................      (3,397,313)      (3,174,536)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..............................      19,294,307       21,495,926
                                                          -------------    -------------
   Total increase .....................................      19,294,307       21,494,994
NET ASSETS
   Beginning of year ..................................     124,106,966      102,611,972
                                                          -------------    -------------
   End of year ........................................   $ 143,401,273    $ 124,106,966
                                                          =============    =============


--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal
Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------
NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets;
 .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $114,669.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $31,120 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $496 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $382,882. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs in curred in connection with providing share holder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Port folio amounted to $299,668, of which $92,000 was paid to the Adviser.

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $29,592, of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2004.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $143,430,865. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                    -------------   ------------

Shares sold ....................................    489,172,712     433,663,681
Shares issued on reinvestments of dividends ....      3,397,313       3,174,536
Shares redeemed ................................   (473,275,718)   (415,342,291)
                                                   ------------    ------------
Net increase ...................................     19,294,307      21,495,926
                                                   ============    ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                    Year Ended June 30,
                                                    --------------------------------------------------------------------------------
                                                         1999             1998             1997             1996            1995
                                                    ------------     ------------     ------------     ------------    ------------
Net asset value, beginning of year ..............   $       1.00     $       1.00     $       1.00     $       1.00    $       1.00
                                                    ------------     ------------     ------------     ------------    ------------
Income From Investment Operations
Net investment income (a) .......................           .022             .027             .027             .028            .028
                                                    ------------     ------------     ------------     ------------    ------------
Less: Dividends
Dividends from net investment income ............          (.022)           (.027)           (.027)           (.028)          (.028)
                                                    ------------     ------------     ------------     ------------    ------------
Net asset value, end of year ....................   $       1.00     $       1.00     $       1.00     $       1.00    $       1.00
                                                    ============     ============     ============     ============    ============
Total Return
Total investment return based on
net asset value (b) .............................           2.25%            2.75%            2.76%            2.88%           2.78%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) .........   $    143,401     $    124,107     $    102,612     $     95,812    $     75,991
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ..           1.00%             .93%             .80%             .80%            .80%
   Expenses, before waivers and reimbursements ..           1.07%            1.06%            1.10%            1.15%           1.21%
   Net investment income (a) ....................           2.22%            2.69%            2.72%            2.84%           2.77%


--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT    Alliance Municipal Trust - Connecticut Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Connecticut Portfolio

We have audited the accompanying statement of net assets of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

--------------------------------------------------------------------------------

Alliance
Municipal
Trust
-Massachusetts Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------

           MUNICIPAL BONDS-97.7%
           ARKANSAS-2.0%
           Blytheville IDA
           (Nucor Corp. Project)
           Series '98 AMT VRDN
$   1,000  6/01/28 (b).........              3.55%               $ 1,000,000
                                                                 -----------
           DELAWARE-5.1%
           Delaware IDA
           (Delmarva Power &
           Light Co.)
           Series '87A
           AMT VRDN
      500  10/01/17 (b)........              4.00                    500,000
           Delaware IDA
           (Delmarva Power &
           Light Co.)
           Series '88 AMT VRDN
    2,100  10/01/17 (b)........              4.00                  2,100,000
                                                                 -----------
                                                                   2,600,000
                                                                 -----------
           FLORIDA-4.9%
           Orange County HFA
           MFHR
           (Smokewood/Sunkey
           Apartments)
           Series '92A VRDN
    2,500  12/01/22 (b)........              3.75                  2,500,000
                                                                 -----------
           ILLINOIS-2.9%
           Rock Island
           Metropolitan Airport
           (Elliot Aviation Project)
           Series '98 AMT VRDN
    1,500  12/01/18 (b)........              3.70                  1,500,000
                                                                 -----------
           MASSACHUSETTS-71.0%
           Andover GO
           Series '98
      800  12/15/99............              3.13                    811,334
           Beverly GO
           Series '99 AMBAC
      627  9/01/99.............              3.00                    630,121
           Chatham GO
           Series '98 FGIC
      875  7/15/99.............              3.77                    875,890
           Clinton GO
           Series '99 AMBAC
      950  3/15/00.............              3.21                    968,295
           Harwich GO
           Series '98 FSA
      450  10/15/99............              3.21                    452,933
           Haverhill GO
           FGIC
      925  6/01/00.............              3.23                    957,882
           Marshfield GO
           MBIA
      430  5/01/00.............              3.50                    438,726
           Massachusetts GO
           Series '90 FGIC
           pre-refunded
    1,000  3/01/00.............              3.00                  1,047,439
           Massachusetts Health &
           Education Facility
           (Brigham & Women's
           Hospital)
           Series '85A VRDN
    1,990  7/01/17 (b).........              3.40                  1,990,000
           Massachusetts Health &
           Education Facility
           (Capital Asset Program)
           VRDN
    1,700  1/01/01 (b).........              3.20                  1,700,000
           Massachusetts Health &
           Education Facility
           (Harvard Pilgrim Health)
           Series '98A FSA
    1,500  7/01/99 (b).........              3.15                  1,500,000
           Massachusetts Health &
           Education Facility
           (Harvard University)
           Series '96 Q-1 VRDN
    1,000  9/01/40 (b).........              3.70                  1,000,000
           Massachusetts Health &
           Education Facility
           (Harvard University)
           Series Q-2 VRDN
      400  9/01/40 (b).........              3.70                    400,000
           Massachusetts IDA
           (Goddard House Project)
           Series '95 VRDN
    1,900  11/01/25 (b)........              3.55                  1,900,000
           Massachusetts IFA
           (346 University LLC)
           Series '96 AMT VRDN
      400  3/01/16 (b).........              3.65                    400,000
           Massachusetts IFA
           (ADP Inc. Project)
           Series '97 VRDN
    1,000  12/01/19 (b)........              3.70                  1,000,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------
           Massachusetts IFA
           (America Tech)
           Series '97 AMT VRDN
$     500  8/01/22 (b).........              3.65%               $   500,000
           Massachusetts IFA
           (Berkshire Project)
           Series '90 VRDN
    3,400  9/01/20 (b).........              3.50                  3,400,000
           Massachusetts IFA
           (Carand Realty Trust)
           AMT VRDN
      825  5/01/17 (b).........              3.60                    825,000
           Massachusetts IFA
           (Gordon College Project)
           Series '97 VRDN
    1,100  12/01/27 (b)........              3.50                  1,100,000
           Massachusetts IFA
           (ICC Realty Project)
           Series '97 AMT VRDN
    1,800  12/01/16 (b)........              3.65                  1,800,000
           Massachusetts IFA
           (Lasell Village)
           Series '98C VRDN
    1,500  12/01/08 (b)........              3.35                  1,500,000
           Massachusetts IFA
           (Mount Ida College
           Project)
           Series '97 AMT VRDN
    1,470  12/01/27 (b)........              3.50                  1,470,000
           Massachusetts IFA
           (Newbury College
           Project)
           Series '96 VRDN
       10  6/01/21 (b).........              3.45                     10,000
           Massachusetts IFA
           (Prevention of Cruelty
           to Animals)
           Series '97 VRDN
      300  8/01/27 (b).........              3.50                    300,000
           Massachusetts IFA
           (Showa Womens
           Institute, Inc.)
           Series '94 VRDN
      900  3/15/04 (b).........              3.50                    900,000
           Massachusetts IFA
           (Tamasi Family
           Development)
           VRDN
      900  5/01/13 (b).........              3.60                    900,000
           Massachusetts IFA
           (Techprint Issue)
           Series '97 AMT VRDN
      842  6/01/17 (b).........              3.65                    842,000
           Massachusetts IFA IDA
           (JPF Realty)
           Series '98 AMT VRDN
    2,200  4/01/19 (b).........              3.65                  2,200,000
           Massachusetts IFA PCR
           (Holyoke Water &
           Power Co.)
           Series '90 AMT VRDN
    1,000  12/01/20 (b)........              3.30                  1,000,000
           Sudbury GO
           Series '99
      445  9/15/99.............              3.30                    445,950
           Triton School District
           Series '99 FGIC
      782  4/01/00.............              3.21                    800,922
           Watertown GO
           Series '98 MBIA
      890  10/15/99............              3.00                    896,063
           Westfield GO
           Series '98
      873  8/01/99.............              3.77                    874,607
                                                                 -----------
                                                                  35,837,162
                                                                 -----------
           OHIO-2.0%
           Ohio Air Quality
           Development Authority
           (JMG Funding Partnership)
           Series '94B
           AMT VRDN
    1,000  4/01/28 (b).........              3.45                  1,000,000
                                                                 -----------
           OREGON-2.2%
           Oregon Economic
           Development Authority
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN
    1,100  12/01/99 (b)........              4.08                  1,100,000
                                                                 -----------
           PUERTO RICO-2.0%
           Puerto Rico Industrial,
           Medical, Higher
           Education &
           Environment
           (Ana G. Mendez Educ.
           Foundation Project)
           VRDN
    1,000  12/01/15 (b)........              3.20                  1,000,000
                                                                 -----------

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                      Yield                      Value
--------------------------------------------------------------------------------

           SOUTH CAROLINA-1.0%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series '97 AMT VRDN
$     500  4/01/30 (b).........              3.55%               $   500,000
                                                                 -----------
           TEXAS-1.6%
           Brazos River Texas
           Harbor Navigation
           District
           (Dow Chemicals Co.
           Project)
           Series '96 AMT VRDN
      800  4/01/26 (b).........              3.60                    800,000
                                                                 -----------
           UTAH-3.0%
           Utah HFA SFMR
           Series '99-2 VRDN
    1,500  7/01/32 (b).........              2.95                  1,500,000
                                                                 -----------
           Total Municipal Bonds
           (amortized cost
           $49,337,162)........                                   49,337,162
                                                                 -----------
           COMMERCIAL PAPER-2.0%
           MASSACHUSETTS-2.0%
           Massachusetts Port
           Authority
           Series '96
           9/09/99
           (amortized cost
    1,000  $1,000,000).........              3.20                  1,000,000
                                                                 -----------
           TOTAL INVESTMENTS-99.7%
           (amortized cost
           $50,337,162)........                                   50,337,162
           Other assets less
           liabilities-0.3%....                                      142,923
                                                                 -----------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           50,480,085 shares
           outstanding)........                                  $50,480,085
                                                                 ===========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      AMT   Alternative Minimum Tax
      FGIC  Financial Guaranty Insurance Company
      FSA   Financial Security Assurance
      GO    General Obligation
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Authority
      IFA   Industrial Finance Authority
      MBIA  Municipal Bond Investors Assurance
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      SFMR  Single Family Mortgage Revenue

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999      Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    1,293,749
EXPENSES
   Advisory fee (Note B)................................................     $      198,463
   Distribution assistance and administrative service (Note C)..........            245,232
   Custodian fees.......................................................             68,735
   Transfer agency (Note B).............................................             27,212
   Audit and legal fees.................................................             13,155
   Printing.............................................................             11,914
   Registration fees....................................................             11,808
   Trustees' fees.......................................................              2,159
   Amortization of organization expense.................................              1,858
   Miscellaneous........................................................              4,437
                                                                             --------------
   Total expenses.......................................................            584,973
   Less: expense reimbursement..........................................           (188,046)
                                                                             --------------
   Net expenses.........................................................                               396,927
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      896,822
                                                                                                ==============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
In Net Assets                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 1999      June 30, 1998
                                                                             --------------     --------------
INCREASE IN NET ASSETS FROM OPERATIONS

   Net investment income................................................     $      896,822     $      707,293
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................           (896,822)          (707,293)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................         22,647,685         12,786,301
                                                                             --------------     --------------
   Total increase.......................................................         22,647,685         12,786,301
NET ASSETS
   Beginning of year....................................................         27,832,400         15,046,099
                                                                             --------------     --------------
   End of year..........................................................     $   50,480,085     $   27,832,400
                                                                             ==============     ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $188,046.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $127 under an expense offset arrangement with Alliance Fund Services.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $99,232. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $146,000, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $50,480,085. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended       Year Ended
                                                     June 30,         June 30,
                                                       1999            1998
                                                   ------------    ------------
Shares sold ....................................    157,532,699     134,199,946
Shares issued on reinvestments of dividends ....        896,822         707,293
Shares redeemed ................................   (135,781,836)   (122,120,938)
                                                   ------------    ------------
Net increase ...................................     22,647,685      12,786,301
                                                   ============    ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Year Ended June 30,        April 17, 1997(a)
                                                          ------------------------------          through
                                                              1999               1998          June 30, 1997
                                                          -----------        -----------     -----------------
Net asset value, beginning of period ...............      $      1.00        $      1.00        $      1.00
                                                          -----------        -----------        -----------

Income From Investment Operations
Net investment income (b) ..........................             .023               .028               .007
                                                          -----------        -----------        -----------

Less: Dividends
Dividends from net investment income ...............            (.023)             (.028)             (.007)
                                                          -----------        -----------        -----------
Net asset value, end of period .....................      $      1.00        $      1.00        $      1.00
                                                          ===========        ===========        ===========

Total Return
Total investment return based on net asset value (c)             2.31%              2.83%              0.72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........      $    50,480        $    27,832        $    15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....             1.00%               .85%               .50%(d)
   Expenses, before waivers and reimbursements .....             1.47%              1.37%              2.99%(d)
   Net investment income (b) .......................             2.26%              2.80%              3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

INDEPENDENT AUDITOR'S REPORT  Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Massachusetts Portfolio

We have audited the accompanying statement of net assets of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

Alliance
Municipal
Trust

-Florida Portfolio

--------------------------------------------------------------------------------

      Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

STATEMENT OF NET ASSETS
June 30, 1999                       Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-88.4%
            FLORIDA-88.4%
            Alachua City IDA
            (Sabine Inc. Project)
            Series '95 AMT
            VRDN
$    1,930  9/01/15 (b).............      3.80%         $     1,930,000
            Alachua County IDR
            (Florida Rock
            Industries Inc.)
            AMT VRDN
     4,500  11/01/22 (b)............      3.90                4,500,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series '97 VRDN
     3,450  9/01/22 (b).............      3.45                3,450,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project)
            VRDN
     1,900  11/01/05 (b)............      3.45                1,900,000
            Broward County IDR
            (Education Resident and
            Training Authority)
            Series '97 VRDN
     3,000  8/01/04 (b).............      3.85                3,000,000
            Citrus Park Community
            Development Authority
            Series '96 VRDN
     4,800  11/01/16 (b)............      3.30                4,800,000
            Dade County
            (Capital Asset)
            Series '90 VRDN
     2,400  10/01/10 (b)............      4.60                2,400,000
            Dade County
            (School Board
            Certificate Participation)
            Series B AMBAC
     1,000  8/01/99.................      3.12                1,001,355
            Dade County GO
            pre-refunded
            (School District)
     2,000  7/01/99.................      3.61                2,040,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series '86 AMT VRDN
     2,070  12/01/11 (b)............      5.10                2,070,000
            Escambia County
            Health Facilities
            (Charity Obligation
            Group)
            Series '98D
     1,500  11/01/28................      3.35                1,500,000
            Florida HFA MFHR
            (Ashley Lake ll)
            Series '89J AMT
            VRDN
     6,000  12/01/11 (b)............      3.40                6,000,000
            Florida HFA MFHR
            (Banyan Bay Apts.)
            Series '95L AMT
            VRDN
     5,275  12/01/25 (b)............      3.90                5,275,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
            VRDN
     4,475  12/01/08 (b)............      3.50                4,475,000
            Florida HFA MFHR
            (Lakes of Northdale
            Project)
            Series '84D VRDN
     1,000  6/01/07 (b).............      3.55                1,000,000
            Florida HFA MFHR
            (Oaks at Orange Park
            Project)
            Series '90 VRDN
     3,240  7/01/07 (b).............      3.35                3,240,000
            Florida State GO
            pre-refunded
     2,000  7/01/99.................      3.61                2,040,000
            Highlands County
            HFA
            (Adventist/Sunbelt)
            Series A VRDN
     6,000  11/15/26 (b)............      3.75                6,000,000
            Hillsborough County
            IDA
            (Seaboard System)
            Series '83 VRDN
       100  10/15/99 (b)............      3.35                  100,000
            Hillsborough County
            IDA
            (Seaboard Tampa)
            AMT VRDN
     5,500  12/01/16 (b)............      3.40                5,500,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------

            Hillsborough County
            PCR
            (Tampa Electric Project)
            Series '93 AMT VRDN
$    7,900  11/01/20 (b)............      3.55%         $     7,900,000
            Jacksonville IDR
            (Pavilion Associates
            Project)
            Series '96 VRDN
       900  1/01/15 (b).............      3.45                  900,000
            Jacksonville IDR
            (University of Florida
            Health Science Center)
            Series '89 VRDN
       900  7/01/19 (b).............      3.60                  900,000
            Lee County IDA
            (Cypress Cove
            Healthpark)
            Series '97C VRDN
     3,900  10/01/04 (b)............      3.35                3,900,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series '90B VRDN
     1,800  12/01/07 (b)............      3.60                1,800,000
            Miami Dade County
            Educational Facility
            Authority
            (Florida Memorial
            College)
            Series '98 VRDN
     3,000  10/01/18 (b)............      3.85                3,000,000
            Miami Dade County
            HFA SFMR
            Series '98B AMT PPB
     1,000  9/01/32 (b).............      3.45                1,000,000
            Orange County Health
            Facilities
            (Adventist Health
            Systems)
            Series '92 VRDN
     3,000  11/15/14 (b)............      3.75                3,000,000
            Orange County HFA
            (Homeowner Mortgage
            Revenue)
            Series A-3 AMT VRDN
     1,500  6/01/00 (b).............      3.40                1,500,000
            Orange County HFA
            MFHR
            (Sundown Assoc. II)
            Series B VRDN
     1,000  6/01/04 (b).............      3.80                1,000,000
            Orange County Tourist
            Development Tax
            Revenue
            Series B AMBAC
     3,110  10/01/99................      3.00                3,109,735
            Palm Beach County
            (Water & Sewer
            Revenue) VRDN
     6,095  10/01/11 (b)............      4.55                6,095,000
            Palm Beach IDR
            (Florida Convalescent
            Center Project)
            AMT VRDN
     2,475  11/01/11 (b)............      5.10                2,475,000
            Pinellas County Health
            Facilities
            (Mease Manor Inc.)
            Series '95 VRDN
     4,015  11/01/15 (b)............      3.75                4,015,000
            Pinellas County HFA
            SFMR
            (Multi County Program)
            Series '99A-4 AMT PPB
     3,000  2/01/00 (b).............      3.05                3,000,000
            Polk County IDR
            (Farmland Hydro LP)
            Series '99 AMT VRDN
     6,000  2/01/29 (b).............      3.75                6,000,000
            St. Lucie County PCR
            (Florida Power & Light)
            Series '93 AMT VRDN
     6,500  1/01/27 (b).............      3.55                6,500,000
            Tampa Bay Water
            Utility System Revenue
            Series '98A FGIC
     2,745  10/01/99................      3.44                2,748,840
                                                        ---------------
            Total Municipal Bonds
            (amortized cost
            $121,064,930)...........                        121,064,930
                                                        ---------------

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------

            COMMERCIAL PAPER-11.3%
            FLORIDA-11.3%
            Florida Local
            Government Finance
            Committee
            Series B AMT
$    2,000  9/09/99.................      3.20%             $ 2,000,000
            Jacksonville PCR
            (Florida Power &
            Light Co.) Series '92
     2,800  9/15/99.................      3.20                2,800,000
            Orange County GO
            Series A
     3,000  7/23/99.................      3.10                3,000,000
            Sarasota Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital) Series B
     1,000  9/15/99.................      3.20                1,000,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-1
     1,100  8/11/99.................      3.20                1,100,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-1
     3,500  8/19/99.................      3.25                3,500,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-2
     2,000  7/22/99.................      3.20                2,000,000
                                                        ---------------
            Total Commercial Paper
            (amortized cost
            $15,400,000)............                         15,400,000
                                                        ---------------

            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $136,464,930)...........                        136,464,930
            Other assets less
            liabilities-0.3%........                            451,316
                                                        ---------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            136,916,350 shares
            outstanding)............                    $   136,916,246
                                                        ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      AMT   Alternative Minimum Tax
      FGIC  Financial Guaranty Insurance Co.
      GO    General Obligation
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Authority
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      SFMR  Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999            Alliance Municipal Trust - Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $ 4,853,200
EXPENSES
   Advisory fee (Note B) .....................................   $   722,436
   Distribution assistance and administrative service (Note C)       653,020
   Custodian fees ............................................        68,510
   Transfer agency (Note B) ..................................        53,592
   Printing ..................................................        17,153
   Registration fees .........................................        15,670
   Audit and legal fees ......................................        14,075
   Amortization of organization expense ......................         4,329
   Trustees' fees ............................................         2,283
   Miscellaneous .............................................        10,543
                                                                 -----------
   Total expenses ............................................     1,561,611
   Less: expense reimbursement ...............................      (116,738)
                                                                 -----------
   Net expenses ..............................................                    1,444,873
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $ 3,408,327
                                                                                ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  Alliance Municipal Trust - Florida Portfolio
================================================================================

                                                            Year Ended       Year Ended
                                                          June 30, 1999    June 30, 1998
                                                          -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................   $   3,408,327    $   3,174,513
   Net realized gain on investment transactions .......              -0-           1,873
   Net change in unrealized appreciation of investments              -0-            (791)
                                                          -------------    -------------
   Net increase in net assets from operations .........       3,408,327        3,175,595
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................      (3,408,327)      (3,174,513)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..............................      23,821,250       23,944,984
                                                          -------------    -------------
   Total increase .....................................      23,821,250       23,946,066
NET ASSETS
   Beginning of year ..................................     113,094,996       89,148,930
                                                          -------------    -------------
   End of year ........................................   $ 136,916,246    $ 113,094,996
                                                          =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                       Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $116,738.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $24,235 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $291 under an expense offset arrangement with Alliance Fund Services.

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $361,218. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $291,802, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carry forward of $104 which expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $136,916,350. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                   ------------    ------------

Shares sold ....................................    594,919,692     542,347,808
Shares issued on reinvestments of dividends ....      3,408,327       3,174,513
Shares redeemed ................................   (574,506,769)   (521,577,337)
                                                   ------------    ------------
Net increase ...................................     23,821,250      23,944,984
                                                   ============    ============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                              July 28, 1995(a)
                                                           Year Ended June 30,                     through
                                             ----------------------------------------------        June 30,
                                                 1999             1998             1997             1996
                                             ------------     ------------     ------------   ----------------
Net asset value, beginning of period .....         $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                   ------           ------           ------           ------

Income From Investment Operations
Net investment income (b) ................           .024             .028             .030             .030
                                                   ------           ------           ------           ------

Less: Dividends
Dividends from net investment income .....          (.024)           (.028)           (.030)           (.030)
                                                   ------           ------           ------           ------
Net asset value, end of period ...........         $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                   ======           ======           ======           ======

Total Return
Total investment return based on net asset
   value (c) .............................           2.41%            2.87%            3.03%            3.07%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $136,916         $113,095          $89,149          $91,179
Ratios to average net assets of:
   Expenses, net of waivers and
      reimbursements .....................           1.00%             .93%             .65%             .58%(d)
   Expenses, before waivers and
      reimbursements .....................           1.08%            1.06%            1.10%            1.24%(d)
   Net investment income (b) .............           2.36%            2.82%            2.97%            3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

INDEPENDENT AUDITOR'S REPORT        Alliance Municipal Trust - Florida Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Florida Portfolio

We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- Virginia Portfolio

--------------------------------------------------------------------------------

                             Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS -- 92.4%
           VIRGINIA -- 92.4%
           Alexandria IDR
           Res. Rec.: (Alexandria-Arlington)
           AMT VRDN
$   2,000  12/01/16 (b).....................   3.80%               $   2,000,000
           Amelia County IDA
           (Chambers Waste Systems, Inc)
           AMT VRDN
    4,990  7/01/07 (b)......................   3.55                    4,990,000
           Arlington County
           (Ballston Public Parking
           Facility Project)
           Series '84 VRDN
    5,100  8/01/17 (b)......................   3.50                    5,100,000
           Botetourt County IDA
           (Emkay Holdings L.L.C. Project)
           Series '95 AMT VRDN
    5,672  10/01/05 (b).....................   3.70                    5,671,500
           Botetourt County IDA
           (Virginia Forge Co. Project)
           Series '96 AMT VRDN
      900  7/01/11 (b)......................   3.80                      900,000
           Bristol IDA
           (Bristol Health Care Center)
           Series '86 VRDN
    2,025  6/01/10 (b)......................   5.00                    2,025,000
           Campbell County PCR
           (Georgia Pacific Power)
           AMT VRDN
    3,000  12/01/19 (b).....................   3.80                    3,000,000
           Chesapeake GO
           pre-refunded (Public Improvement)
           Series '90
    2,700  7/01/99..........................   3.00                    2,727,000
           Chesapeake IDA
           (LTD Associates)
           VRDN
    1,770  3/01/11 (b)......................   3.60                    1,770,000
           Chesterfield County IDA
           (Philip Morris Co.)
           VRDN
    6,000  4/01/09 (b)......................   3.70                    6,000,000
           Chesterfield County IDR SWDR
           (Allied Signal Inc.)
           Series'99 AMT VRDN
    2,500  7/01/11 (b)......................   3.70                    2,500,000
           Dinwiddie County IDA
           (Chaparral Steel Project)
           Series '98A
           AMT VRDN
    1,300  9/01/28 (b)......................   3.55                    1,300,000
           Hampton Redevelopment HFA
           (Township Apartments Project)
           Series '98 VRDN
    3,300  2/01/28 (b)......................   3.75                    3,300,000
           Hampton Roads Sanitation
           District Virginia
           (Sewer Rev.)
           Series '89
    2,360  7/01/99..........................   3.73                    2,360,000
           Henrico County Health
           Facility Revenue
           (Hermitage)
           Series '98 VRDN
    3,485  8/01/23 (b)......................   3.80                    3,485,000
           Henrico County IDA
           (White Oak Semiconductor-B)
           AMT VRDN
    9,000  10/01/27 (b).....................   3.55                    9,000,000
           Henry County IDA
           (Amfibe, Inc. Project)
           Series '98 AMT VRDN
    1,000  1/01/13 (b)......................   3.90                    1,000,000
           James City IDR
           (Greystone of Virginia, Inc.)
           Series '98 AMT VRDN
    6,500  9/01/08 (b)......................   3.75                    6,500,000
           King George County IDA
           (Birchwood Power Project)
           AMT VRDN
    4,000  4/01/26 (b)......................   3.55                    4,000,000

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           King George County IDA
           (Garnet of VA, Inc.)
           Series'96 AMT VRDN
$   2,500  9/01/06 (b)......................   3.90%               $   2,500,000
           King George County IDA
           (Garnet of VA, Inc.)
           Series'96 AMT VRDN
    2,800  9/01/21 (b)......................   3.90                    2,800,000
           Loudoun County IDA
           Residential Care Facility:
           (Falcons Landing Project)
           Series '98 VRDN
    1,500  11/01/28 (b).....................   3.40                    1,500,000
           Loudown County IDA
           (Kinder-Care Learning Centers)
           Series A VRDN
      394  6/01/02 (b)......................   3.65                      394,000
           Louisa County IDA
           Series '95 VRDN
    1,810  1/01/20 (b)......................   3.80                    1,810,000
           Newport News MFHR
           (Jefferson Point Development)
           Series '98 VRDN
    5,200  11/01/11 (b).....................   3.55                    5,200,000
           Norfolk IDA
           (Children Hospital of
           King's Daughter Project)
           Series '98 VRDN
    2,000  9/01/05 (b)......................   3.80                    2,000,000
           Portsmouth IDA
           (Fairwood Homes Project)
           Series A VRDN
    3,000  11/01/27 (b).....................   3.45                    3,000,000
           Richmond GO
           (Equipment Notes)
    1,420  5/15/00..........................   3.30                    1,434,487
           Richmond Redevelopment MFHR
           (Tobacco Row)
           Series '89B-2 AMT VRDN
    1,000  10/01/24 (b).....................   3.75                    1,000,000
           Richmond Redevelopment MFHR
           (Tobacco Row)
           Series '89B-8 AMT VRDN
    3,555  10/01/24 (b).....................   3.75                    3,555,000
           Smythe County IDA
           (Summit Products Project)
           AMT VRDN
      700  3/01/06 (b)......................   3.70                      700,000
           Virginia Beach
           Development Authority
           (Kinder-Care Learning Centers)
           Series D VRDN
      866  10/01/00 (b).....................   3.65                      866,000
           Virginia Beach MFHR
           (Dam Neck Square Apts.)
           Series '97 VRDN
      800  2/01/17 (b)......................   3.60                      800,000
           Virginia College
           BuildingAuthority
           (21st Century College Program)
    1,700  8/01/99..........................   2.90                    1,703,011
           Virginia HDA
           Series G
           Subseries G-1 AMT
    4,700  7/01/99..........................   3.20                    4,700,000
           Virginia Public School
           Authority GO
           (School Equipment Financing)
           Issue IV
    2,500  4/01/00..........................   3.15                    2,519,442
           Virginia Transportation
           Board Revenue
           (Northern VA
           Transportation District)
           Series A
    1,125  5/15/00..........................   3.46                    1,139,818
                                                                   -------------
           Total Municipal Bonds
           (amortized cost $105,250,258)....                         105,250,258
                                                                   -------------

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           COMMERCIAL PAPER -- 4.2%
           VIRGINIA -- 4.2%
           Commonwealth of Virginia BAN
           Series '97
$   1,800  8/24/99..........................   3.20%               $   1,800,000
           Penninsula Port Authority
           (CSX Transportation, Inc.)
           Series '92
    3,000  9/01/99..........................   3.35                    3,000,000
                                                                   -------------
           Total Commercial Paper
           (amortized cost $4,800,000)......                           4,800,000
                                                                   -------------
           TOTAL INVESTMENTS-96.6%
           (amortized cost $110,050,258)....                       $ 110,050,258
           Other assets less
           liabilities -- 3.4%..............                           3,882,152
                                                                   -------------
           NET ASSETS -- 100%
           (offering and redemption price
           of $1.00 per share; 113,940,435
           shares outstanding)..............                       $ 113,932,410
                                                                   =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     GO    General Obligation
     HDA   Housing Development Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SWDR  Solid Waste Disposal Revenue

     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - Virginia Portfolio
================================================================================

INVESTMENT INCOME
  Interest ........................................                 $ 4,273,087
EXPENSES
  Advisory fee (Note B) ...........................  $   640,407
  Distribution assistance and administrative
    service (Note C) ..............................      557,482
  Custodian fees ..................................       67,889
  Transfer agency (Note B) ........................       62,000
  Printing ........................................       14,013
  Audit and legal fees ............................       13,916
  Registration fees ...............................        5,555
  Trustees' fees ..................................        2,192
  Amortization of oganization expense .............        1,701
  Miscellaneous ...................................        8,299
                                                     -----------
  Total expenses ..................................    1,373,454
  Less: expense reimbursement .....................      (92,640)
                                                     -----------
  Net expenses ....................................                   1,280,814
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                 $ 2,992,273
                                                                    ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

                                                     Year Ended      Year Ended
                                                   June 30, 1999   June 30, 1998
                                                   -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income .........................  $  2,992,273    $  3,123,359
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .........................    (2,992,273)     (3,123,359)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E) ..............    (9,889,578)     45,046,894
                                                   ------------    ------------
  Total increase (decrease) .....................    (9,889,578)     45,046,894
NET ASSETS
  Beginning of year .............................   123,821,988      78,775,094
                                                   ------------    ------------
  End of year ...................................  $113,932,410    $123,821,988
                                                   ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $92,640.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 1999.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $320,204. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $237,278, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $113,940,435. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                      June 30,       June 30,
                                                       1999            1998
                                                   -------------   -------------
Shares sold ....................................    212,940,218     278,295,208
Shares issued on reinvestments of dividends ....      2,992,273       3,123,359
Shares redeemed ................................   (225,822,069)   (236,371,673)
                                                   ------------    ------------
Net increase (decrease) ........................     (9,889,578)     45,046,894
                                                   ============    ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                                         October 25,
                                                                                                           1994(a)
                                                                       Year Ended June 30,                 through
                                                         --------------------------------------------      June 30,
                                                           1999       1998         1997        1996         1995
                                                         --------   ---------    --------    --------    -----------

Net asset value, beginning of period..................    $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                                          ------      ------      ------      ------       ------
Income From Investment Operations
Net investment income (b).............................      .023        .029        .028        .029         .023
                                                          ------      ------      ------      ------       ------
Less: Dividends
Dividends from net investment income..................     (.023)      (.029)      (.028)      (.029)       (.023)
                                                          ------      ------      ------      ------       ------
Net asset value, end of period........................    $ 1.00      $ 1.00      $ 1.00       $1.00       $ 1.00
                                                          ======      ======      ======      ======       ======
Total Return
Total investment return based on net asset value (c)..      2.34%       2.90%       2.83%       2.97%        2.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).............  $113,932    $123,822     $78,775     $89,557      $66,921
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements........      1.00%        .93%        .80%        .78%         .44%(d)
   Expenses, before waivers and reimbursements........      1.07%       1.03%       1.15%       1.15%        1.30%(d)
   Net investment income (b)..........................      2.34%       2.86%       2.78%       2.91%        3.48%(d)

--------------------------------------------------------------------------------

(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)  Annualized.

INDEPENDENT AUDITOR'S REPORT       Alliance Municipal Trust - Virginia Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Virginia Portfolio

We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- California Portfolio

--------------------------------------------------------------------------------

                            Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                    Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           MUNICIPAL BONDS-93.3%
           CALIFORNIA-91.0%
           ABAG Finance
           Authority COP
           (Harker School
           Foundation)
           Series '98 VRDN
 $ 2,905   1/01/23 (b).................       3.40      $  2,905,000
           Alameda Contra-Costa
           School Finance
           Authority COP
           Series C VRDN
   6,020   7/01/25 (b).................       3.40         6,020,000
           Alameda County IDA
           (Heat & Control Inc.
           Project)
           Series '95A
           AMT VRDN
   4,900   11/01/25 (b)................       3.40         4,900,000
           Alameda County IDA
           (JMS Family Partnership
           Project)
           Series '95A
           AMT VRDN
   2,930   10/01/25 (b)................       3.40         2,930,000
           Alameda County IDA
           (Ream Enterprises
           Project)
           Series A AMT VRDN
   1,665   11/01/20 (b)................       3.40         1,665,000
           Alameda County TRAN
   7,000   7/07/00.....................       3.32         7,038,142
           California County IDR
           (S&P Investment
           Project)
           Series '98A
           AMT VRDN
   1,050   9/01/08 (b).................       3.35         1,050,000
           California Economic
           Development Authority
           (Marko Foam Products
           Inc.)
           Series '96 AMT VRDN
   2,855   10/01/26 (b)................       3.95         2,855,000
           California Economic
           Development Finance
           Authority
           (Valley Plating Works Inc.)
           Series '95 AMT VRDN
   5,735   10/01/20 (b)................       3.95         5,735,000
           California Educational
           Facilities Authority
           Revenue
           (University of Judaism)
           Series '98A VRDN
   4,500   12/01/28 (b)................       3.40         4,500,000
           California Health
           Facilities
           (Adventist Health
           System)
           Series '91A VRDN
   9,800   8/01/21 (b).................       3.40         9,800,000
           California HFA
           (Home Mortgage
           Revenue)
           Series D AMT
   5,000   4/30/00.....................       3.02         5,000,000
           California HFA
           (Multifamily Housing III)
           AMT VRDN
   6,500   8/01/33 (b).................       3.30         6,500,000
           California HFA
           (Single Family Mortgage
           Program)
           Series '99B AMT PPB
   2,255   2/01/00 (b).................       3.00         2,255,000
           California Infrastructure
           and Economic
           Development Bank
           (Nelson Name Plate Co.
           Project)
           Series '99 AMT VRDN
   3,000   5/01/14 (b).................       3.70         3,000,000
           California Pollution
           Control Finance
           Authority
           (Athens Disposal Co.,
           Inc. Project)
           Series '95A AMT
           VRDN
   4,600   1/01/16 (b).................       3.45         4,600,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Industries)
           Series '98A AMT
           VRDN
   1,800   5/01/05 (b).................       3.50         1,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series '97B AMT
           VRDN
 $ 1,900   7/01/12 (b).................       3.50%     $  1,900,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series A AMT VRDN
   2,300   10/01/02 (b)................       3.50         2,300,000
           California Pollution
           Control Finance
           Authority
           (Calsan Inc. Project)
           Series '96A AMT
           VRDN
   4,515   12/01/11 (b)................       3.45         4,515,000
           California Pollution
           Control Finance
           Authority
           (Contra Costa Waste
           Services)
           Series A AMT VRDN
   5,725   12/01/10 (b)................       3.40         5,725,000
           California Pollution
           Control Finance
           Authority
           (CR & R Inc. Project)
           Series '95A AMT
           VRDN
   2,040   10/01/10 (b)................       3.45         2,040,000
           California Pollution
           Control Finance
           Authority
           (Edco Disposal Corp.
           Project)
           Series '96A AMT
           VRDN
   2,885   10/01/16 (b)................       3.45         2,885,000
           California Pollution
           Control Finance
           Authority
           (Escondido/Jemco
           Equipment)
           Series '98A AMT
           VRDN
   3,000   7/01/13 (b).................       3.45         3,000,000
           California Pollution
           Control Finance
           Authority
           (Gilton Solid Waste
           Management)
           Series '95A AMT
           VRDN
   2,100   12/01/05 (b)................       3.65         2,100,000
           California Pollution
           Control Finance
           Authority
           (Greenteam of San Jose
           Project)
           Series '97A AMT
           VRDN
   4,215   8/01/12 (b).................       3.45         4,215,000
           California Pollution
           Control Finance
           Authority
           (Homestake Mining)
           Series '84B VRDN
   3,100   5/01/04 (b).................       3.10         3,100,000
           California Pollution
           Control Finance
           Authority
           (New United Motor
           Manufacturing)
           Series '98A AMT
           VRDN
   2,000   4/01/18 (b).................       3.65         2,000,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96C VRDN
   5,450   11/01/26 (b)................       3.00         5,450,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96D VRDN
  10,100   11/01/26 (b)................       3.00        10,100,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96G VRDN
   7,000   2/01/16 (b).................       3.05         7,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '97B AMT
           VRDN
 $22,600   11/01/26 (b)................       3.05%     $ 22,600,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '97C AMT
           VRDN
   5,000   11/01/26 (b)................       3.15         5,000,000
           California Pollution
           Control Finance
           Authority
           (Santa Clara Valley
           Industries)
           Series '98A VRDN
   2,000   3/01/18 (b).................       3.50         2,000,000
           California Pollution
           Control Finance
           Authority
           (Santa Fe Geothermal Inc.)
           Series '83 VRDN
   2,400   9/01/13 (b).................       3.15         2,400,000
           California Pollution
           Control Finance
           Authority
           (Shell Martinez Refining)
           Series '96A AMT
           VRDN
   3,000   10/01/31 (b)................       3.00         3,000,000
   7,700   10/01/31 (b)................       2.85         7,700,000
           California Pollution
           Control Finance
           Authority
           (Shell Oil Co.)
           AMT VRDN
   6,700   12/01/24 (b)................       3.00         6,700,000
           California Pollution
           Control Finance
           Authority
           (Shell Oil Co.)
           Series '94 AMT
           VRDN
  10,900   10/01/24 (b)................       3.00        10,900,000
           California Pollution
           Control Finance
           Authority
           (Taormina Industries,
           Inc. Project)
           Series '94A AMT
           VRDN
   3,160   8/01/14 (b).................       3.35         3,160,000
           California Pollution
           Control Finance
           Authority
           (Western Waste Project)
           Series '94A AMT
           VRDN
   1,400   10/01/06 (b)................       3.95         1,400,000
           California Pollution
           Control Finance
           Authority
           (Zanker Road Landfill)
           Series '99C AMT
           VRDN
   6,370   6/01/14 (b).................       3.50         6,370,000
           California Pollution
           Control Finance
           Authority
           Res. Rec.: (Colmac
           Energy Project)
           Series '90A AMT
           VRDN
  13,300   12/01/16 (b)................       3.35        13,300,000
           California Pollution
           Control Finance
           Authority Solid Waste
           (Atlas Disposal
           Industries LLC)
           Series '99A AMT
           VRDN
   2,400   5/01/19 (b).................       3.80         2,400,000
           California Pollution
           Control Finance
           Authority Solid Waste
           (BLT Enterprises)
           Series '99A AMT
           VRDN
   4,000   4/01/14 (b).................       3.45         4,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority Solid Waste
           (Browing Ferris
           Industries)
           Series A AMT VRDN
$ 10,000   9/01/19 (b).................       3.20%     $ 10,000,000
           California School
           Cash Reserve Program
           Authority
           Series '98A
  10,000   7/02/99.....................       3.75        10,000,201
           California School Cash
           Reserve Program
           Authority
           Series '99A
  15,000   7/03/00.....................       3.10        15,131,250
           California Statewide
           Community
           Development Authority
           (Aegis of Aptos Project)
           Series '98Y AMT VRDN
   5,000   6/01/33 (b).................       3.30         5,000,000
           California Statewide
           Community
           Development Authority
           (Artefex Project)
           Series '97E AMT
           VRDN
   2,475   7/01/17 (b).................       4.40         2,475,000
           California Statewide
           Community
           Development Authority
           (Biocol Investments)
           Series '97B AMT
           VRDN
   1,375   5/01/22 (b).................       4.40         1,375,000
           California Statewide
           Community
           Development Authority
           (Chino Basin Municipal
           Water Project)
           Series '90 AMT VRDN
   3,750   8/01/10 (b).................       3.25         3,750,000
           California Statewide
           Community
           Development Authority
           (Contech Construction)
           Series '89 AMT VRDN
   1,200   5/01/09 (b).................       3.35         1,200,000
           California Statewide
           Community
           Development Authority
           (Delaware Mesa Farms
           Project)
           Series '99A AMT
           VRDN
   2,500   5/01/19 (b).................       3.65         2,500,000
           California Statewide
           Community
           Development Authority
           (Kennerly-Spratling
           Project)
           Series '95A AMT
           VRDN
   2,470   6/01/20 (b).................       3.30         2,470,000
           California Statewide
           Community
           Development Authority
           (Lance Camper Project)
           Series '94B AMT
           VRDN
   3,225   12/01/14 (b)................       3.30         3,225,000
           California Statewide
           Community
           Development Authority
           (Lesaint Limited Partners)
           Series '98B VRDN
   2,660   3/01/18 (b).................       3.35         2,660,000
           California Statewide
           Community
           Development Authority
           (Pacific Bearings Co.
           Project)
           Series '96L AMT
           VRDN
   2,050   10/01/06 (b)................       4.40         2,050,000
           California Statewide
           Community
           Development Authority
           (Primary Color Project)
           Series '97F AMT
           VRDN
   1,930   7/01/17 (b).................       4.40         1,930,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Statewide
           Community
           Development Authority
           (S.V.D.P. Management
           Inc. Project)
           VRDN
 $ 5,000   2/01/28 (b).................       3.30%     $  5,000,000
           California Statewide
           Community
           Development Authority
           (Tri-Valley Growers
           Project)
           Series '95E AMT
           VRDN
   5,500   12/01/10 (b)................       3.25         5,500,000
           California Statewide
           Community
           Development IDR
           (Integrated Rolling Co.)
           Series '99A AMT
           VRDN
   2,950   7/01/09 (b).................       3.70         2,950,000
           California Statewide
           Economic
           Development Authority
           (Pioneer Converting Inc.)
           AMT VRDN
   1,850   4/01/16 (b).................       3.40         1,850,000
           Chula Vista IDR
           (Sutherland/Palumbo
           Project)
           AMT VRDN
   2,725   12/01/21 (b)................       3.95         2,725,000
           City of West Hollywood
           Public Facilities Corp.
           COP
           Series '98 VRDN
   3,340   2/01/25 (b).................       3.85         3,340,000
           Commerce Joint Powers
           (Precision Wire
           Productions)
           AMT VRDN
   2,265   11/01/14 (b)................       3.40         2,265,000
           Contra Costa COP
           (Concord Healthcare
           Center Inc.)
           AMT VRDN
   3,465   12/01/12 (b)................       3.50         3,465,000
           Contra Costa County
           MFHR
           (Park Regency Partners)
           Series '92A AMT
           VRDN
  17,300   8/01/32 (b).................       3.15        17,300,000
           Fairfield IDA
           (Aitchison Family
           Partnership)
           VRDN
   3,500   4/01/12 (b).................       3.40         3,500,000
           Fillmore COP
           (Water Systems Refing &
           Capital Project)
           Series '97 VRDN
   7,345   5/01/29 (b).................       3.45         7,345,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series '95D VRDN
  12,500   1/02/35 (b).................       3.40        12,500,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series B VRDN
   5,100   1/02/35 (b).................       3.35         5,100,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series E VRDN
   9,000   1/02/35 (b).................       3.35         9,000,000
           Hacienda LA Puente
           Unified School District
           COP
           (Adult Education Facility
           Financing Project)
           VRDN
   1,785   10/01/09 (b)................       3.95         1,785,000
           Indio Housing
           Authority MFHR
           (Olive Courts Apts.)
           Series '96 AMT VRDN
     500   12/01/26 (b)................       3.55           500,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Indio Housing
           Authority MFHR
           (Smoketree Apts.)
           Series A VRDN
 $ 9,325   12/01/07 (b)................       3.30%     $  9,325,000
           Irvine Assessment
           District
           Series '85-7 VRDN
   6,950   9/02/11 (b).................       3.10         6,950,000
           Los Angeles County
           COP
           (Belmont Learning
           Complex)
           Series '97A VRDN
   1,450   12/01/17 (b)................       3.00         1,450,000
           Los Angeles County
           Housing Authority
           MFHR
           (Canyon Country Villas)
           Series '85H VRDN
  15,000   12/01/07 (b)................       3.35        15,000,000
           Los Angeles County
           Housing Authority
           MFHR
           (Diamond Park Apts.
           Project)
           Series '87A AMT
           VRDN
  14,200   2/01/09 (b).................       3.35        14,200,000
           Los Angeles County
           Housing Authority
           MFHR
           (Valencia Village Project)
           Series '84 VRDN
  12,300   10/01/14 (b)................       3.30        12,300,000
           Los Angeles County
           TRAN
  10,100   6/30/00.....................       3.32        10,166,256
           Los Angeles IDA
           (Delta Tav Data
           Systems Inc.)
           Series '98 AMT VRDN
   3,800   8/01/23 (b).................       3.30         3,800,000
           Mission Viejo
           Community
           Development Authority
           (Mission Viejo Mall
           Improvement)
           Series '99A VRDN
  10,000   9/01/28 (b).................       3.20        10,000,000
           Monrovia
           Redevelopment Agency
           (Holiday Inn Hotel
           Project)
           Series '84 VRDN
   4,300   12/01/14 (b)................       3.30         4,300,000
           Northern California
           Power Agency
           (Geothermal Project)
           Series B AMBAC
   5,905   7/01/99.....................       3.57         5,905,000
           Oceanside Housing
           Authority MFHR
           (Riverview Springs Apts.)
           Series '90A AMT
           VRDN
  16,400   7/01/20 (b).................       4.45        16,400,000
           Panama-Buena Vista
           (Unified School District
           Capital Improvement
           Financing Project)
           VRDN
   5,000   6/01/24 (b).................       4.00         5,000,000
           Petaluma Housing
           Authority HFA MFHR
           (Oakmont at Petaluma)
           Series '96A AMT
           VRDN
     800   4/01/26 (b).................       3.50           800,000
           Pleasant Hill
           Redevelopment
           Agency MFHR
           (Chateau III Project)
           Series '96A AMT
           VRDN
   2,260   8/01/26 (b).................       3.50         2,260,000
           Redondo Beach
           Redevelopment
           Agency MFHR
           (McCandless Housing
           Project)
           Series '95A VRDN
   3,635   12/01/25 (b)................       3.40         3,635,000
           Riverside County IDR
           (Advanced Business
           Forms)
           Series '89 AMT VRDN
   1,400   4/05/14 (b).................       3.70         1,400,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Riverside County IDR
           (Cryogenic Partners)
           Series '89 AMT VRDN
 $ 1,400   7/05/14 (b).................       3.70%     $  1,400,000
           Riverside County IDR
           (Riverfront Cresteel
           Project)
           Series '89 AMT VRDN
   2,550   4/01/09 (b).................       3.70         2,550,000
           Roseville County High
           School District COP
           (Northwest Roseville
           Land Project)
           Series '91 VRDN
   2,935   8/01/06 (b).................       4.05         2,935,000
           Sacramento County
           Airport Facility
           (Cessna Aircraft Co.)
           Series '98 AMT VRDN
   3,700   11/01/28 (b)................       3.55         3,700,000
           Sacramento County
           COP
           (Administration Center &
           Courthouse Project)
           Series '90 VRDN
   5,885   6/01/20 (b).................       3.35         5,885,000
           Sacramento County
           HFA MFHR
           (Grouse Run Apts.)
           Series '90 VRDN
   6,500   6/01/10 (b).................       3.40         6,500,000
           San Bernardino
           Housing County HFA
           MFHR
           (Mountain View Apts.)
           Series '97A VRDN
   6,000   3/01/27 (b).................       3.55         6,000,000
           San Diego Area Local
           Governments
           (Pooled Transportation)
           Series '99A
  10,000   6/30/00.....................       3.15        10,082,100
           San Diego HFA MFHR
           (Paseo Point Apts.)
           Series A VRDN
   9,000   8/01/15 (b).................       3.85         9,000,000
           San Dimas Community
           Redevelopment Agency
           (San Dimas Commerce
           Center)
           Series '83 VRDN
     110   12/01/13 (b)................       3.20           110,000
           San Jose HFA MFHR
           (Timberwood Apts.)
           VRDN
   5,360   2/01/20 (b).................       3.20         5,360,000
           San Jose Redevelopment
           Agency MFHR
           (San Fernando Apts.)
           Series '98A AMT
           VRDN
   8,000   12/01/28 (b)................       3.35         8,000,000
           San Luis Obispo
           County TRAN
  10,500   7/07/99.....................       3.56        10,501,149
           Santa Clara County
           Hospital Facilities
           (Aces El Comino
           Hospital District)
           Series B VRDN
   7,400   8/01/15 (b).................       3.25         7,400,000
           Santa Fe Springs IDR
           (Metal Center Inc.
           Project)
           Series '89A AMT
           VRDN
   2,400   7/01/14 (b).................       3.65         2,400,000
           Simi Valley Housing
           Authority MFHR
           (Shadowridge Apts.)
           Series '89 VRDN
   5,000   9/01/19 (b).................       3.40         5,000,000
           South Coast Local
           Education TRAN
           Series '99 MBIA
  10,000   6/30/00.....................       3.35        10,062,700
           Upland Community
           Redevelopment Agency
           MFHR
           (Northwoods 156)
           Series A VRDN
   5,800   3/01/14 (b).................       3.15         5,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Upland Community
           Redevelopment Agency
           MFHR
           (Northwoods 168)
           Series B VRDN
 $ 3,185   3/01/14 (b).................       3.15%     $  3,185,000
                                                        ------------
                                                         596,466,798
                                                        ------------
           PUERTO RICO-2.3%
           Puerto Rico Government
           Development Bank
           Series '85 MBIA VRDN
   7,000   12/01/15 (b)................       3.00         7,000,000
           Puerto Rico Highway &
           Transportation
           Series '98A AMBAC
           VRDN
   8,000   7/01/28 (b).................       3.10         8,000,000
                                                        ------------
                                                          15,000,000
                                                        ------------
           Total Municipal Bonds
           (amortized cost
           $611,466,798)...............                  611,466,798
                                                        ------------
           COMMERCIAL PAPER-10.3%
           CALIFORNIA-9.2%
           Los Angeles County MTA
           Capital Asset Lease
           Revenue
  16,650   7/16/99.....................       3.05        16,650,000
           Los Angeles County
           MTA
           Sales Tax Revenue
           Series A
   5,300   7/20/99.....................       3.15         5,300,000
           Northern California
           Transmission Agency
           Series B
  32,600   7/15/99.....................       3.05        32,600,000
           University of California
           Board of Regents
           Series A
   6,000   9/09/99.....................       3.00         6,000,000
                                                        ------------
                                                          60,550,000
                                                        ------------
           PUERTO RICO-1.1%
           Puerto Rico Government
           Development Bank
   7,000   9/08/99.....................       3.10         7,000,000
                                                        ------------
           Total Commercial Paper
           (amortized cost
           $67,550,000)................                   67,550,000
                                                        ------------
           TOTAL INVESTMENTS-103.6%
           (amortized cost
           $679,016,798)...............                  679,016,798
           Other assets less
           liabilities-(3.6%)..........                  (23,373,195)
                                                        ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           655,667,600 shares
           outstanding)................                 $655,643,603
                                                        ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  American Municipal Bond Assurance Corporation
      AMT    Alternative Minimum Tax
      COP    Certificate of Participation
      HFA    Housing Finance Agency/Authority
      IDA    Industrial Development Authority
      IDR    Industrial Development Revenue
      MBIA   Municipal Bond Investors Assurance
      MFHR   Multi-Family Housing Revenue
      MTA    Metro Transit Authority
      TRAN   Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999         Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
    Interest........................................................                $16,367,835
EXPENSES
    Advisory fee (Note B)...........................................  $2,590,077
    Distribution assistance and administrative service (Note C).....   2,058,125
    Transfer agency (Note B)........................................     178,709
    Custodian fees..................................................     106,738
    Registration fees...............................................      52,535
    Printing........................................................      40,071
    Audit and legal fees............................................      19,564
    Trustees' fees..................................................       2,467
    Miscellaneous...................................................      15,875
                                                                      ----------
    Total expenses..................................................                  5,064,161
                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................                $11,303,674
                                                                                    ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - California Portfolio
================================================================================

                                                     Year Ended     Year Ended
                                                   June 30, 1999  June 30, 1998
                                                   -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income.........................  $ 11,303,674   $ 10,913,939
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income.........................   (11,303,671)   (10,913,939)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E).........................   233,179,409     65,315,989
                                                    ------------   ------------
    Total increase................................   233,179,412     65,315,989
NET ASSETS
    Beginning of year.............................   422,464,191    357,148,202
                                                    ------------   ------------
    End of year...................................  $655,643,603   $422,464,191
                                                    ============   ============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $89,151 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $1,002 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $1,295,039. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $763,086, of which $95,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $23,997, of which $6,132 expires in 2000, $13,804 expires in 2002, $3,239 expires in 2003 and $822 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $655,667,600. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     1999             1998
                                                --------------   --------------

Shares sold....................................  1,644,768,715    1,649,193,927
Shares issued on reinvestments of dividends....     11,303,674       10,913,939
Shares redeemed................................ (1,422,892,980)  (1,594,791,877)
                                                --------------   --------------
Net increase...................................    233,179,409       65,315,989
                                                ==============   ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                               Year Ended June 30,
                                                         -----------------------------------------------------------------
                                                           1999        1998           1997           1996           1995
                                                         --------    --------       --------       --------       --------
Net asset value, beginning of year ....................  $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                                         --------    --------       --------       --------       --------
Income From Investment Operations
Net investment income .................................      .022        .027(a)        .027(a)        .029(a)        .027(a)
                                                         --------    --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..................     (.022)      (.027)         (.027)         (.029)         (.027)

                                                         --------    --------       --------       --------       --------
Net asset value, end of year ..........................  $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                                         ========    ========       ========       ========       ========
Total Return
Total investment return based on net asset value (b) ..      2.20%       2.74%          2.76%          2.91%          2.78%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) ...............  $655,644    $422,464       $357,148       $297,862       $236,479

Ratios to average net assets of:
    Expenses, net of waivers and reimbursements .......       .98%        .96%           .93%           .93%           .93%
    Expenses, before waivers and reimbursements .......       .98%        .97%           .96%           .94%          1.01%
    Net investment income .............................      2.18%       2.71%(a)       2.73%(a)       2.86%(a)       2.75%(a)

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT     Alliance Municipal Trust - California Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - California Portfolio

We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

_________________________________________________________________

                           APPENDIX A
               DESCRIPTION OF MUNICIPAL SECURITIES
_________________________________________________________________

         Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

         1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

         2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
Programs.

         4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

         5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National
Mortgage Association or the Government National Mortgage
Association.

         6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

         1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

_________________________________________________________________

                           APPENDIX B
                DESCRIPTION OF SECURITIES RATING
_________________________________________________________________

Municipal and Corporate
Bonds and Municipal Loans

         The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

         The two highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

Short-Term Municipal Loans

         Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

         Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

         "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.
While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.























                               B-2
00250185.AN3

                          PART C
                     OTHER INFORMATION


Item 23. Exhibits

    (a) (1) Agreement and Declaration of Trust of the Registrant - Incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

         (2) Certificate of Amendment of the Agreement and Declaration of Trust of the Registrant dated October 31, 1991 - Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

    (b) By-Laws of the Registrant - Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

    (c)  Not applicable.

    (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit No. 5 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

    (e) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc., amended as of January 1, 1998 - Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 36 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 29, 1998.

    (f)  Not applicable.

    (g)  (1)  Custodian Contract between the Registrant and
              Street Bank and Trust Company - Incorporated by reference to Exhibit No. 8(a) to Post-Effective

              Amendment No. 35 of Registrant's Registration
              Statement on Form N-1A (File Nos. 2-79807 and
              811-3586) filed with the Securities and Exchange
              Commission on October 30, 1997.

         (2) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated May 23, 1989 - Incorporated by reference to
              Exhibit 8(b) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

    (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.



    (i)  Opinion of Seward & Kissel LLP - Filed herewith.

    (j)  Consent of Independent Auditors - Filed herewith.



    (k)  Not applicable.

    (l)  Not applicable.

    (m)  Rule 12b-1 Plan - See Exhibit (e) hereto.



    (n)  Financial Data Schedules - Filed herewith.

    Other Exhibits:

         Powers of Attorney of: John D. Carifa, Sam Y. Cross, Charles H. P. Duell, William H. Foulk, Jr., David K. Storrs, Shelby White, Dave H. Williams - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 36 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 29, 1998.


Item 24. Persons Controlled by or Under Common Control with
         Registrant.

         None.

Item 25. Indemnification

         It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in
         Article V of Registrant's Agreement and Declaration of Trust, filed as Exhibit (a) in response to Item 23 and
         Section 7 of the Distribution Agreement filed as Exhibit
         (e) in response to Item 23, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to Item 23, as set forth below.

    Article V of Registrant's Agreement and Declaration of Trust reads as follows:

         Section 5.1 - No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the property of any series of the Trust, or the acts, obligations or affairs of the Trust or any series thereof. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         Section 5.3 - Indemnification.
         (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

         (b)  The words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         Section 5.4 - No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

         Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

         Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

         The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
         (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

Item 26. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 29. Principal Underwriters.

    (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

    AFD Exchange Reserves
    Alliance All-Asia Investment Fund, Inc.
    Alliance Balanced Shares, Inc.
    Alliance Bond Fund, Inc.
    Alliance Capital Reserves
    Alliance Global Dollar Government Fund, Inc.
    Alliance Global Environment Fund, Inc.
    Alliance Global Small Cap Fund, Inc.
    Alliance Global Strategic Income Trust, Inc.
    Alliance Government Reserves
    Alliance Greater China '97 Fund, Inc.
    Alliance Growth and Income Fund, Inc.
    Alliance Health Care Fund, Inc.
    Alliance High Yield Fund, Inc.
    Alliance Institutional Funds, Inc.
    Alliance Institutional Reserves, Inc.
    Alliance International Fund
    Alliance International Premier Growth Fund, Inc.
    Alliance Limited Maturity Government Fund, Inc.
    Alliance Money Market Fund
    Alliance Mortgage Securities Income Fund, Inc.
    Alliance Multi-Market Strategy Trust, Inc.
    Alliance Municipal Income Fund, Inc.

    Alliance Municipal Income Fund II
    Alliance Municipal Trust
    Alliance New Europe Fund, Inc.
    Alliance North American Government Income Trust, Inc.
    Alliance Premier Growth Fund, Inc.
    Alliance Quasar Fund, Inc.
    Alliance Real Estate Investment Fund, Inc.
    Alliance Select Investor Series, Inc.
    Alliance Technology Fund, Inc.
    Alliance Utility Income Fund, Inc.
    Alliance Variable Products Series Fund, Inc.
    Alliance Worldwide Privatization Fund, Inc.
    The Alliance Fund, Inc.
    The Alliance Portfolios

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                            POSITIONS AND           POSITIONS AND
                            OFFICES WITH            OFFICES WITH
    NAME                    UNDERWRITER             REGISTRANT

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,  Clerk
                            General Counsel and
                            Secretary

Richard A. Davies           Senior Vice President
                            and Managing Director

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Benji A. Baer               Senior Vice President

Karen J. Bullot             Senior Vice President

John R. Carl                Senior Vice President

James S. Comforti           Senior Vice President

James L. Cronin             Senior Vice President

Daniel J. Dart              Senior Vice President

Byron M. Davis              Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Bradley F. Hanson           Senior Vice President

George H. Keith             Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Daniel D. McGinley          Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Kevin A. Rowell             Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

William C. White            Senior Vice President

Nicholas K. Willett         Senior Vice President

Richard A. Winge            Senior Vice President

Gerard J. Friscia           Vice President and
                            Controller

Ricardo Arreola             Vice President

Kenneth F. Barkoff          Vice President

Charles M. Barrett          Vice President

Gregory P. Best             Vice President

Casimir F. Bolanowski       Vice President

Robert F. Brendli           Vice President

Christopher L. Butts        Vice President

Timothy W. Call             Vice President

Jonathan W. Cangalosi       Vice President

Kevin T. Cannon             Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

Russell R. Corby            Vice President

John W. Cronin              Vice President

William J. Crouch           Vice President

Robert J. Cruz              Vice President

Richard W. Dabney           Vice President

John F. Dolan               Vice President

Richard P. Dyson            Vice President

John C. Endahl              Vice President

John E. English             Vice President

Sohaila S. Farsheed         Vice President

Duff C. Ferguson            Vice President

Daniel J. Frank             Vice President

Shawn C. Gage               Vice President

Andrew L. Gangolf           Vice President and      Assistant
                             Assistant General      Clerk
                             Counsel

Alex G. Garcia              Vice President

Michael J. Germain          Vice President

Mark D. Gersten             Vice President          Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

John Grambone               Vice President

Charles M. Greenberg        Vice President

Alan Halfenger              Vice President

William B. Hanigan          Vice President

Michael S. Hart             Vice President

Timothy A. Hill             Vice President

Brian R. Hoegee             Vice President

George R. Hrabovsky         Vice President

Valerie J. Hugo             Vice President

Michael J. Hutten           Vice President

Scott Hutton                Vice President

Oscar J. Isoba              Vice President

Richard D. Keppler          Vice President

Richard D. Kozlowski        Vice President

Daniel W. Krause            Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Nicholas J. Lapi            Vice President

Henry Michael Lesmeister    Vice President

Eric L. Levinson            Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Jerry W. Lynn               Vice President

Michael F. Mahoney          Vice President

Shawn P. McClain            Vice President

David L. McGuire            Vice President

Jeffrey P. Mellas           Vice President

Michael V. Miller           Vice President

Thomas F. Monnerat          Vice President

Timothy S. Mulloy           Vice President

Joanna D. Murray            Vice President

Michael F. Nash, Jr.        Vice President

Nicole Nolan-Koester        Vice President

Daniel A. Notto             Vice President

Peter J. O'Brien            Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

Christopher W. Olson        Vice President

Richard J. Olszewski        Vice President

Catherine N. Peterson       Vice President

James J. Posch              Vice President

Domenick Pugliese           Vice President and      Assistant
                            Assistant General       Clerk
                            Counsel

Bruce W. Reitz              Vice President

Karen C. Satterberg         Vice President

John P. Schmidt             Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Scott C. Sipple             Vice President

Martine H. Stansbery, Jr.   Vice President

Vincent T. Strangio         Vice President

Andrew D. Strauss           Vice President

Michael J. Tobin            Vice President

Joseph T. Tocyloski         Vice President

Benjamin H. Travers         Vice President

David R. Turnbough          Vice President

Martha D. Volcker           Vice President

Patrick E. Walsh            Vice President

Mark E. Westmoreland        Vice President

David E. Willis             Vice President

Stephen P. Wood             Vice President

Emilie D. Wrapp             Vice President and      Assistant
                            Assistant General       Clerk
                            Counsel

Michael W. Alexander        Assistant Vice
                            President

Richard J. Appaluccio       Assistant Vice
                            President

Paul G. Bishop              Assistant Vice
                            President

Mark S. Burns               Assistant Vice
                            President

John M. Capeci              Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

John P. Chase               Assistant Vice
                            President

William P. Condon           Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Terri J. Daly               Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Faith C. Deutsch            Assistant Vice
                            President

Timothy J. Donegan          Assistant Vice
                            President

Adam E. Engelhardt          Assistant Vice
                            President

Michele Grossman            Assistant Vice
                            President

Theresa Iosca               Assistant Vice
                            President

Erik A. Jorgensen           Assistant Vice
                            President

Eric G. Kalender            Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Victor Kopelakis            Assistant Vice
                            President

Evamarie C. Lombardo        Assistant Vice
                            President

Kristine J. Luisi           Assistant Vice
                            President

Kathryn Austin Masters      Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Mark V. Spina               Assistant Vice
                            President

Gayle S. Stamer             Assistant Vice
                            President

Eileen Stauber              Assistant Vice
                            President

Margaret M. Tompkins        Assistant Vice
                            President

Marie R. Vogel              Assistant Vice          Assistant
                            President               Clerk

Wesley S. Williams          Assistant Vice
                            President

Matthew Witschel            Assistant Vice
                            President

David M. Wolf               Assistant Vice
                            President

Mark R. Manley              Assistant Secretary

    (c)   Not applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

          The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Fund in accordance with Section
          16 of the Investment Company Act of 1940.

                            SIGNATURE


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of October 1999.

                                  ALLIANCE MUNICIPAL TRUST


                                  By /s/ Ronald M. Whitehill
                                     ________________________
                                         Ronald M. Whitehill
                                             President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title       Date

1)  Principal
    Executive Officer

    /s/ Ronald M. Whitehill          President   October 28, 1999
        ___________________
        Ronald M. Whitehill

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten              Treasurer   October 28, 1999
        ____________________         and Chief
        Mark D. Gersten              Financial
                                     Officer

3)  All of the Trustees

    John D. Carifa           David K. Storrs
    Sam Y. Cross             Shelby White
    Charles H.P. Duell       Dave H. Williams
    William H. Foulk, Jr.

    By /s/ Edmund P. Bergan, Jr.                 October 28, 1999
       _________________________
            (Attorney-in-fact)
           Edmund P. Bergan, Jr.

                        Index to Exhibits


(i)      Opinion of Seward & Kissel LLP
(j)      Consent of Independent Auditors
(n)      Financial Data Schedules















































                              C-20
00250185.AN2